                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-10263

                               GuideStone Funds
              (Exact name of registrant as specified in charter)

                            2401 Cedar Springs Road
                             Dallas, TX 75201-1407
              (Address of principal executive offices) (Zip code)

                            Rodney R. Miller, Esq.
       GuideStone Financial Resources of the Southern Baptist Convention
                            2401 Cedar Springs Road
                             Dallas, TX 75201-1407
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Flexible Income Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares         Value
                                   ----------   ------------
AFFILIATED MUTUAL FUNDS - 99.0%
  GuideStone Funds Equity Index
     Fund (GS4 Class)**               293,427    $ 5,190,731
  GuideStone Funds Growth
     Equity Fund (GS4 Class)**      1,313,159     23,413,620
  GuideStone Funds International
     Equity Fund (GS4 Class)**      1,043,488     19,721,931
  GuideStone Funds
     Low-Duration Bond Fund
     (GS4 Class)**                 17,687,783    223,396,704
  GuideStone Funds Money
     Market Fund (GS4 Class)**      2,850,460      2,850,460
  GuideStone Funds Small Cap
     Equity Fund (GS4 Class)**        354,126      6,154,711
  GuideStone Funds Value Equity
     Fund (GS4 Class)**             1,283,461     23,551,516
                                                 -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $257,187,403)                            304,279,673
                                                 -----------

                                       Par
                                   ----------
U.S. TREASURY OBLIGATIONS - 1.0%
  U.S. Treasury Bills
     3.94%, 04/06/06++++            $  90,000         89,949
     3.95%, 04/06/06++++               45,000         44,975
                                                     -------
                                                     134,924
                                                     -------
  U.S. Treasury Note
     4.25%, 10/31/07                3,000,000      2,973,516
                                                   ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,123,797)                                3,108,440
                                                   ---------

TOTAL INVESTMENTS - 100.0%
  (Cost $260,311,200)                            307,388,113
Other Assets in Excess of
  Liabilities - 0.0%                                   3,159
                                                ------------
NET ASSETS - 100.0%                             $307,391,272
                                                ============

                       See Notes to Financial Statements.

Growth & Income Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares          Value
                                   ----------   --------------
AFFILIATED MUTUAL FUNDS - 99.2%
  GuideStone Funds Equity Index
     Fund (GS4 Class)**             2,460,034    $  43,517,998
  GuideStone Funds Extended-
     Duration Bond Fund (GS4
     Class)**                       8,859,104      127,128,137
  GuideStone Funds Growth
     Equity Fund (GS4 Class)**     10,891,261      194,191,182
  GuideStone Funds International
     Equity Fund (GS4 Class)**      9,922,052      187,526,785
  GuideStone Funds
     Low-Duration Bond Fund
     (GS4 Class)**                 15,090,276      190,590,188
  GuideStone Funds
     Medium-Duration Bond Fund
     (GS4 Class)**                 23,807,113      315,444,248
  GuideStone Funds Money
     Market Fund (GS4 Class)**     15,531,375       15,531,375
  GuideStone Funds Small Cap
     Equity Fund (GS4 Class)**      2,888,704       50,205,672
  GuideStone Funds Value Equity
     Fund (GS4 Class)**            10,725,223      196,807,844
                                                 -------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $1,084,787,136)                          1,320,943,429
                                                 -------------

                                       Par
                                   ----------
U.S. TREASURY OBLIGATIONS - 0.8%
  U.S. Treasury Bill
     3.94%, 04/06/06++++            $ 805,000          804,548
  U.S. Treasury Note
     5.00%, 02/15/11                9,760,000        9,842,355
                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $10,806,311)                                10,646,903
                                                    ----------

TOTAL INVESTMENTS - 100.0%
  (Cost $1,095,593,447)                          1,331,590,332
Liabilities in Excess of Other
  Assets - 0.0%                                       (117,239)
                                                --------------
NET ASSETS - 100.0%                             $1,331,473,093
                                                ==============

                       See Notes to Financial Statements.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares          Value
                                   ----------   --------------
AFFILIATED MUTUAL FUNDS - 99.6%
  GuideStone Funds Equity Index
     Fund (GS4 Class)**             2,487,310    $  44,000,506
  GuideStone Funds Extended-
     Duration Bond Fund (GS4
     Class)**                       3,684,076       52,866,492
  GuideStone Funds Growth
     Equity Fund (GS4 Class)**     13,547,636      241,554,347
  GuideStone Funds International
     Equity Fund (GS4 Class)**     11,727,440      221,648,622
  GuideStone Funds
     Low-Duration Bond Fund
     (GS4 Class)**                  6,040,051       76,285,840
  GuideStone Funds
     Medium-Duration Bond Fund
     (GS4 Class)**                  9,802,112      129,877,982
  GuideStone Funds Money
     Market Fund (GS4 Class)**     16,347,344       16,347,344
  GuideStone Funds Small Cap
     Equity Fund (GS4 Class)**      3,765,362       65,441,990
  GuideStone Funds Value Equity
     Fund (GS4 Class)**            13,383,113      245,580,127
                                                 -------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $853,754,511)                            1,093,603,250
                                                 -------------

                                       Par
                                   ----------
U.S. TREASURY OBLIGATIONS - 0.4%
  U.S. Treasury Bill
     3.94%, 04/06/06++++            $ 910,000          909,489
  U.S. Treasury Note
     5.00%, 02/15/11                4,035,000        4,069,047
                                                     ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,043,534)                                  4,978,536
                                                     ---------

TOTAL INVESTMENTS - 100.0%
  (Cost $858,798,045)                            1,098,581,786
Liabilities in Excess of Other
  Assets - 0.0%                                       (125,434)
                                                --------------
NET ASSETS - 100.0%                             $1,098,456,352
                                                ==============

                       See Notes to Financial Statements.

Global Equity Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares          Value
                                   ----------   --------------
AFFILIATED MUTUAL FUNDS - 99.9%
  GuideStone Funds Equity Index
     Fund (GS4 Class)**             3,363,190   $   59,494,838
  GuideStone Funds Growth
     Equity Fund (GS4 Class)**     16,645,150      296,783,022
  GuideStone Funds International
     Equity Fund (GS4 Class)**     13,819,960      261,197,253
  GuideStone Funds Money
     Market Fund (GS4 Class)**     16,303,644       16,303,644
  GuideStone Funds Small Cap
     Equity Fund (GS4 Class)**      4,521,094       78,576,614
  GuideStone Funds Value Equity
     Fund (GS4 Class)**            16,278,707      298,714,270
                                                --------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $745,565,112)                            1,011,069,641
                                                --------------

                                       Par
                                   ----------
U.S. TREASURY OBLIGATION - 0.1%
  U.S. Treasury Bill
     3.94%, 04/06/06++++
     (Cost $1,294,292)             $1,295,000        1,294,273
                                                     ---------

TOTAL INVESTMENTS - 100.0%
  (Cost $746,859,404)                            1,012,363,914
Liabilities in Excess of Other
  Assets - 0.0%                                       (130,454)
                                                --------------
NET ASSETS - 100.0%                             $1,012,233,460
                                                ==============

                       See Notes to Financial Statements.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares       Value
                                   ---------   -----------
AFFILIATED MUTUAL FUNDS - 98.8%
  GuideStone Funds Equity Index
     Fund (GS2 Class)**               89,583    $  930,763
  GuideStone Funds Growth
     Equity Fund (GS2 Class)**       373,416     4,204,666
  GuideStone Funds International
     Equity Fund (GS2 Class)**       220,912     3,536,808
  GuideStone Funds
     Low-Duration Bond Fund
     (GS2 Class)**                 4,446,113    40,059,475
  GuideStone Funds Money
     Market Fund (GS2 Class)**       558,719       558,719
  GuideStone Funds Small Cap
     Equity Fund (GS2 Class)**        86,937     1,103,234
  GuideStone Funds Value Equity
     Fund (GS2 Class)**              374,876     4,224,854
                                                ----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $54,772,850)                            54,618,519
                                                ----------

                                      Par
                                   ---------
U.S. TREASURY OBLIGATIONS - 1.2%
  U.S. Treasury Bill
     3.94%, 04/06/06++++             $20,000        19,989
  U.S. Treasury Note
     4.25%, 10/31/07                 645,000       639,306

                                                   -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $659,895)                                  659,295
                                                   -------

TOTAL INVESTMENTS - 100.0%
  (Cost $55,432,745)                            55,277,814
Liabilities in Excess of Other
  Assets - 0.0%                                    (15,398)
                                               -----------
NET ASSETS - 100.0%                            $55,262,416
                                               ===========

                       See Notes to Financial Statements.

Growth & Income Fund I
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares         Value
                                   ----------    -----------
AFFILIATED MUTUAL FUNDS - 99.3%
  GuideStone Funds Equity Index
     Fund (GS2 Class)**               765,995   $  7,958,684
  GuideStone Funds Extended-
     Duration Bond Fund (GS2
     Class)**                       2,877,456     23,336,167
  GuideStone Funds Growth
     Equity Fund (GS2 Class)**      3,153,744     35,511,153
  GuideStone Funds International
     Equity Fund (GS2 Class)**      2,141,418     34,284,103
  GuideStone Funds
     Low-Duration Bond Fund
     (GS2 Class)**                  3,876,814     34,930,098
  GuideStone Funds
     Medium-Duration Bond Fund
     (GS2 Class)**                  6,739,329     57,756,050
  GuideStone Funds Money
     Market Fund (GS2 Class)**      2,750,641      2,750,641
  GuideStone Funds Small Cap
     Equity Fund (GS2 Class)**        723,588      9,182,333
  GuideStone Funds Value Equity
     Fund (GS2 Class)**             3,193,182     35,987,164
                                                ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $232,594,404)                            241,696,393
                                                ------------

                                       Par
                                   ----------
U.S. TREASURY OBLIGATIONS - 0.7%
  U.S. Treasury Bill
     3.94%, 04/06/06++++           $  130,000        129,927
  U.S. Treasury Note
     5.00%, 02/15/11                1,615,000      1,628,627
                                                   ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,779,147)                                1,758,554
                                                   ---------

TOTAL INVESTMENTS - 100.0%
  (Cost $234,373,551)                            243,454,947
Liabilities in Excess of Other
  Assets - 0.0%                                      (41,643)
                                                ------------
NET ASSETS - 100.0%                             $243,413,304
                                                ============

                       See Notes to Financial Statements.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares        Value
                                   ---------   ------------
AFFILIATED MUTUAL FUNDS - 99.6%
  GuideStone Funds Equity Index
     Fund (GS2 Class)**              647,528   $  6,727,818
  GuideStone Funds Extended-
     Duration Bond Fund (GS2
     Class)**                        991,104      8,037,851
  GuideStone Funds Growth
     Equity Fund (GS2 Class)**     3,280,092     36,933,833
  GuideStone Funds International
     Equity Fund (GS2 Class)**     2,116,267     33,881,427
  GuideStone Funds
     Low-Duration Bond Fund
     (GS2 Class)**                 1,297,323     11,688,885
  GuideStone Funds
     Medium-Duration Bond Fund
     (GS2 Class)**                 2,319,984     19,882,265
  GuideStone Funds Money
     Market Fund (GS2 Class)**     2,156,754      2,156,754
  GuideStone Funds Small Cap
     Equity Fund (GS2 Class)**       788,563     10,006,861
  GuideStone Funds Value Equity
     Fund (GS2 Class)**            3,331,715     37,548,423
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $150,292,566)                           166,864,117
                                               ------------

                                      Par
                                   ---------
U.S. TREASURY OBLIGATIONS - 0.4%
  U.S. Treasury Bills
     3.94%, 04/06/06++++            $125,000        124,930
     3.95%, 04/06/06++++               5,000          4,997
                                                    -------
                                                    129,927
                                                    -------
  U.S. Treasury Note
     5.00%, 02/15/11                 505,000        509,261
                                                    -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $644,140)                                   639,188
                                                    -------

TOTAL INVESTMENTS - 100.0%
  (Cost $150,936,706)                           167,503,305
Liabilities in Excess of Other
  Assets - 0.0%                                     (37,691)
                                               ------------
NET ASSETS - 100.0%                            $167,465,614
                                               ============

                       See Notes to Financial Statements.

Global Equity Fund I
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                     Shares        Value
                                   ---------   ------------
AFFILIATED MUTUAL FUNDS - 99.9%
  GuideStone Funds Equity Index
     Fund (GS2 Class)**              753,289   $  7,826,672
  GuideStone Funds Growth
     Equity Fund (GS2 Class)**     3,470,472     39,077,511
  GuideStone Funds International
     Equity Fund (GS2 Class)**     2,146,645     34,367,793
  GuideStone Funds Money
     Market Fund (GS2 Class)**     2,638,992      2,638,992
  GuideStone Funds Small Cap
     Equity Fund (GS2 Class)**       814,645     10,337,843
  GuideStone Funds Value Equity
     Fund (GS2 Class)**            3,487,381     39,302,786
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $118,041,030)                           133,551,597
                                               ------------

                                      Par
                                   ---------
U.S. TREASURY OBLIGATION - 0.1%
  U.S. Treasury Bill
     3.94%, 04/06/06++++
     (Cost $139,923)                $140,000        139,922
                                                    -------

TOTAL INVESTMENTS - 100.0%
  (Cost $118,180,953)                           133,691,519
Liabilities in Excess of Other
  Assets - 0.0%                                     (38,229)
                                               ------------
NET ASSETS - 100.0%                            $133,653,290
                                               ============

                       See Notes to Financial Statements.

Money Market Fund
SCHEDULE OF INVESTMENTS                              March  31, 2006 (Unaudited)

                                       Par           Value
                                   -----------   ------------
CERTIFICATES OF DEPOSIT - 17.9%
  Banque Nationale de Paris
     4.51%, 10/19/06               $10,000,000   $ 10,000,000
  Credit Suisse NY
     4.71%, 05/08/06                39,000,000     39,000,000
  First Tennessee Bank NA
     4.78%, 04/28/06                20,000,000     20,000,000
  Royal Bank of Scotland NY
     4.81%, 01/16/07                 8,540,000      8,540,000
     4.87%, 02/02/07                17,000,000     17,000,000
  Societe Generale NY
     4.78%, 12/06/06                 9,000,000      9,000,000
  Washington Mutual Bank FA
     4.79%, 05/08/06                41,000,000     41,000,000
                                                 ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $144,540,000)                             144,540,000
                                                 ------------
COMMERCIAL PAPER - 54.3%
  Alliance & Leicester PLC
     4.55%, 07/17/06                30,000,000     29,594,292
  AT&T, Inc.
     4.70%, 04/10/06                10,000,000      9,988,250
  Bear Stearns Cos., Inc.
     4.76%, 05/10/06                26,004,000     25,869,906
  Beethoven Funding Corporation
     4.76%, 04/11/06                16,669,000     16,646,960
     4.74%, 04/20/06                 3,350,000      3,341,619
  Brahms Funding Corporation
     4.64%, 04/05/06                18,000,000     17,990,720
  CIT Group, Inc.
     4.67%, 05/11/06                20,000,000     19,896,222
  Citibank Credit Card Issuance
     Trust
     4.73%, 05/04/06                 6,325,000      6,297,576
  Citigroup Funding, Inc.
     4.75%, 04/21/06                31,000,000     30,918,195
  Citigroup Global Markets, Inc.
     4.95%, 08/25/06                 7,000,000      7,000,000
  Countrywide Financial
     Corporation
     4.78%, 04/24/06                 6,000,000      5,981,677
     4.78%, 05/09/06                20,000,000     19,899,089
  CRC Funding LLC
     4.66%, 05/04/06                12,000,000     11,948,740
  Dresdner U.S. Finance, Inc.
     4.75%, 04/21/06                23,000,000     22,939,369
  Fairway Finance Corporation
     4.68%, 05/12/06                14,000,000     13,925,380
  Giro Funding Corporation
     4.80%, 05/05/06                16,005,000     15,932,444
  Goldman Sachs Group, Inc.
     4.78%, 04/04/06                41,000,000     40,983,668
  Lehman Brothers Holdings, Inc.
     4.93%, 04/12/06                 5,000,000      5,000,000
  MBNA Credit Card Master
     Note Trust
     4.73%, 04/27/06                11,200,000     11,161,740
  Monument Gardens Funding
     LLC
     4.54%, 04/21/06                35,000,000     34,911,722
  Morgan Stanley
     4.96%, 04/11/06                 2,000,000      2,000,000

                                        Par           Value
                                    -----------   ------------
  National Rural Utilities
     Cooperative Finance
     Corporation
     4.66%, 04/19/06                $25,000,000   $ 24,941,750
     4.75%, 04/26/06                 17,000,000     16,943,924
  Nyala Funding LLC
     4.52%, 04/17/06                  3,000,000      2,993,973
  Park Sienna LLC
     4.79%, 05/01/06                 15,000,000     14,940,125
  Transamerica Securitized
     Liquidity Notes Corporation
     4.71%, 04/18/06                 25,119,000     25,063,131
                                                  ------------
TOTAL COMMERCIAL PAPER
  (Cost $437,110,472)
                                                   437,110,472
                                                  ------------
CORPORATE BOND - 1.6%
  Toyota Motor Credit
     Corporation
     3.85%, 11/02/06
     (Cost $12,951,519)              13,000,000     12,951,519
                                                  ------------
MASTER NOTES - 5.1%
  Merrill Lynch Mortgage
     Capital, Inc.
     4.98%, 04/03/06++                4,094,000      4,094,000
  Morgan Stanley Mortgage
     Capital
     5.05%, 03/31/07                 37,000,000     37,000,000
                                                  ------------
TOTAL MASTER NOTES
  (Cost $41,094,000)
                                                    41,094,000
                                                  ------------
MUNICIPAL BOND - 1.2%
  Bergen County, New Jersey
     Improvement Authority,
     Series D Revenue Bond
     (Wachovia Bank NA Insured)
     4.88%, 04/01/25++
     (Cost $10,000,000)              10,000,000     10,000,000
                                                  ------------
VARIABLE RATE OBLIGATIONS - 20.1%
  Allstate Life Global Funding II
     4.81%, 04/27/07 144A++          20,000,000     20,000,000
  Bear Stearns Cos., Inc.
     4.86%, 04/27/07++               10,000,000     10,000,000
  Cullinan Finance Corporation
     4.88%, 09/15/06 144A++          25,000,000     24,998,301
  General Electric Capital
     Corporation
     4.85%, 04/17/07++                2,240,000      2,241,608
  Links Finance LLC
     4.61%, 04/05/06 144A++           3,950,000      3,949,987
  Metropolitan Life Global
     Funding I
     4.89%, 04/27/07 144A++          10,000,000     10,000,000
  National City Bank
     4.62%, 07/07/06++               25,000,000     24,999,368
  Racers Trust
     4.79%, 08/21/06 144A++          23,000,000     23,000,000
     4.79%, 09/22/06 144A++           8,600,000      8,600,000
  SDB Capital LLC
     4.83%, 02/01/46++                9,415,000      9,415,000
  Shipley Group LP
     4.97%, 10/01/14++                1,400,000      1,400,000
  U.S. Bank NA
     4.75%, 09/29/06++               15,000,000     14,998,330

                       See Notes to Financial Statements.

Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)

                                      Par          Value
                                  ----------   ------------
  Westpac Banking Corporation
     4.93%, 07/11/07++            $8,250,000   $  8,250,000
                                               ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $161,852,594)                           161,852,594
                                               ------------

TOTAL INVESTMENTS - 100.2%
  (Cost $807,548,585)                           807,548,585
Liabilities in Excess of Other
  Assets - (0.2)%                                (1,699,209)
                                               ------------
NET ASSETS - 100.0%                            $805,849,376
                                               ============

                       See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                        Par          Value
                                    -----------   -----------
AGENCY OBLIGATIONS - 9.2%
  Federal Home Loan Bank
     4.63%, 04/03/06                $ 2,200,000   $ 2,199,434
     4.67%, 04/26/06                 13,400,000    13,356,543
     4.38%, 10/03/08                  3,500,000     3,444,126
  Federal Home Loan Mortgage
     Corporation
     4.65%, 04/03/06                 10,100,000    10,097,391
     3.37%, 04/28/08                  3,980,000     3,849,962
     3.75%, 03/03/09                  2,060,000     1,985,682
  Federal National Mortgage
     Association
     4.65%, 04/03/06                  7,400,000     7,398,088
     2.75%, 05/10/06                  3,775,000     3,766,242
     4.75%, 07/17/06                 30,000,000    29,580,450
     2.77%, 12/29/06                  1,505,000     1,479,660
     2.71%, 01/30/07                  7,500,000     7,355,790
  Small Business Administration
     6.95%, 11/10/16                  1,371,050     1,413,957
                                                  -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $86,112,881)                               85,927,325
                                                  -----------
ASSET-BACKED SECURITIES - 25.1%
  Accredited Mortgage Loan
     Trust
     4.92%, 09/25/35 STEP++           1,976,615     1,976,921
  Amresco Independence
     Funding, Inc.
     5.25%, 06/15/26 144A++             821,347       818,522
  Argent Securities, Inc.
     4.92%, 11/25/35++                1,297,227     1,297,468
  Bank One Issuance Trust
     4.86%, 12/15/10++                3,050,000     3,058,157
  Bayview Financial Acquisition
     Trust
     7.01%, 05/25/29 144A               235,787       233,912
  Bear Stearns Asset-Backed
     Securities, Inc.
     4.90%, 02/25/29++                2,159,070     2,159,054
     4.91%, 11/25/35++                2,591,274     2,591,170
     4.88%, 01/25/36++                5,300,000     5,300,000
  BMW Vehicle Owner Trust
     4.04%, 02/25/09                  2,775,000     2,744,116
  Business Loan Express
     6.50%, 01/01/25 144A++             510,646       497,558
  Capital Auto Receivables Asset
     Trust
     2.00%, 11/15/07++++              1,536,184     1,519,533
     3.35%, 02/15/08                  3,225,000     3,186,703
     1.96%, 01/15/09                  2,851,081     2,819,711
     4.05%, 07/15/09                  2,575,000     2,539,158
  Capital One Multi-Asset
     Execution Trust
     2.95%, 08/17/09                  3,500,000     3,460,888
  Carrington Mortgage Loan
     Trust
     4.90%, 06/25/35++                  783,705       783,729
     4.81%, 04/25/36++                2,900,000     2,900,000
  Chase Credit Card Master Trust
     5.50%, 11/17/08                  3,040,000     3,045,170
  Chase Issuance Trust
     3.22%, 06/15/10                  6,525,000     6,336,810
  Chase Manhattan Auto Owner
     Trust
     2.08%, 05/15/08                  1,959,466     1,940,105

                                        Par          Value
                                    -----------   -----------
  Citibank Credit Card Issuance
     Trust
     5.65%, 06/16/08                $ 2,950,000   $ 2,953,739
     2.55%, 01/20/09                  7,725,000     7,565,094
  Citibank Credit Card Master
     Trust I
     6.10%, 05/15/08                  3,125,300     3,129,088
  Citigroup Mortgage Loan Trust,
     Inc.
     4.88%, 04/25/36 STEP++           3,925,000     3,925,000
  CNH Equipment Trust
     3.48%, 09/15/11                  3,600,000     3,474,060
  Conseco Finance Securiti-
     zations Corporation
     5.12%, 12/15/29++                  176,333       176,324
  Countrywide Asset-Backed
     Certificates
     4.73%, 03/25/25++                2,215,217     2,215,303
     4.67%, 02/01/27++                3,527,950     3,528,207
     4.94%, 11/25/28++                2,649,393     2,649,752
     4.68%, 01/25/35++                2,582,192     2,582,385
     4.90%, 07/25/35++                  888,432       888,282
     4.91%, 08/25/35++                  286,934       286,947
  Credit-Based Asset Servicing
     and Securitization LLC
     5.14%, 02/25/30++                 296,441       298,103
  CS First Boston Mortgage
     Securities Corporation
     5.15%,
       05/25/43 STEP 144A++              18,420        18,419
  DaimlerChrysler Auto Trust
     3.09%, 01/08/08                  2,113,750     2,097,847
     3.28%, 12/08/09                  4,300,000     4,165,716
  Encore Credit Receivables Trust
     4.92%, 01/01/36++                1,843,671     1,843,917
  Fannie Mae Grantor Trust
     4.62%, 07/25/35 STEP++             692,380       692,457
  FHLMC Structured
     Pass-Through Securities
     5.08%, 08/25/31++                2,657,389     2,669,904
  Fieldstone Mortgage Investment
     Corporation
     4.94%, 02/25/36 STEP++           2,320,691     2,320,850
  First Franklin Mortgage Loan
     Asset-Backed Certificates
     4.93%, 03/25/25++               1,161,434     1,161,560
  Ford Credit Auto Owner Trust
     3.08%, 07/15/07                    560,974       560,172
     4.28%, 03/15/08                  2,559,710     2,549,166
  Green Tree Financial
     Corporation
     6.04%, 11/01/29                     43,683        42,717
  GSAA Trust
     5.14%, 12/25/34++                1,597,104     1,598,846
  GSAMP Trust
     4.93%, 09/25/35++                1,159,846     1,159,971
     4.89%, 04/25/36++                1,000,000     1,000,000
  GSR Mortgage Loan Trust
     4.54%, 09/25/35++                1,550,636     1,515,069
  Hertz Vehicle Financing LLC
     2.85%, 05/25/09 144A             5,500,000     5,259,629
  Home Equity Asset Trust
     4.94%, 01/25/36++                2,580,763     2,581,104
     4.93%, 02/25/36++                1,461,315     1,461,629

                       See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                        Par         Value
                                    ----------   ----------
  Home Equity Mortgage Trust
     4.94%, 07/25/35 STEP++         $  416,225   $  416,249
  Honda Auto Receivables Owner
     Trust
     2.30%, 10/18/07                 1,223,258    1,214,100
     3.30%, 06/15/08                 2,865,780    2,838,909
     5.10%, 09/18/08                 3,700,000    3,698,265
     2.91%, 10/20/08                 2,700,000    2,651,861
     3.53%, 10/21/08                 2,875,000    2,836,177
     2.79%, 03/16/09                 4,700,000    4,603,850
     4.46%, 05/20/09                 2,425,000    2,397,406
  Hyundai Auto Receivables Trust
     5.13%, 02/16/09                   800,000      799,875
  Indymac Residential
     Asset-Backed Trust
     4.65%, 04/25/06++               2,350,000    2,337,724
  JP Morgan Mortgage
     Acquisition Corporation
     4.90%, 05/25/25 STEP++          2,117,315    2,117,635
  Long Beach Auto Receivables
     Trust
     4.08%, 06/15/10                 1,500,000    1,480,192
  Long Beach Mortgage Loan
     Trust
     4.74%, 03/25/36 STEP++          3,600,000    3,600,000
  Master Asset-Backed Securities
     Trust
     4.64%, 12/25/35++               3,103,903    3,104,161
  MBNA Credit Card Master
     Note Trust
     5.75%, 10/15/08                 3,225,000    3,228,001
     5.25%, 03/15/10++               1,800,000    1,810,368
  MBNA Master Credit Card
     Trust USA
     4.93%, 12/15/08++               5,610,000    5,613,051
  Merrill Auto Trust
     Securitization
     4.10%, 08/25/09                 2,000,000    1,969,995
  Morgan Stanley ABS Capital I
     4.92%, 05/25/32 STEP++          2,206,327    2,206,497
  Nelnet Student Loan Trust
     4.71%, 07/25/16++                 900,000      901,469
  New Century Home Equity
     Loan Trust
     4.93%, 03/25/35 STEP++          1,503,202    1,503,135
     4.90%, 01/25/36 STEP++          2,539,282    2,539,637
  Nissan Auto Receivables Owner
     Trust
     2.01%, 11/15/07                 1,697,418    1,682,553
     2.70%, 12/17/07                 2,876,172    2,854,686
  Option One Mortgage Loan
     Trust
     4.92%, 11/25/35 STEP++          2,660,334    2,660,814
  Ownit Mortgage Loan
     Asset-Backed Certificates
     4.94%, 08/25/36++               2,715,505    2,715,677
  Park Place Securities, Inc.
     4.93%, 08/25/35++               2,388,499    2,388,977
  PBG Equipment Trust
     6.27%, 01/20/12 144A              361,312      361,468
  People's Choice Home Loan
     Securities Trust
     4.94%, 08/25/35 STEP++          2,108,127    2,108,533
  Popular ABS Mortgage
     Pass-Through Trust
     5.07%, 09/25/34++               3,025,025    3,026,523

                                        Par          Value
                                    ----------   ------------
  Quest Trust
     5.14%, 06/25/34 144A++         $  378,653   $    379,553
  Renaissance Home Equity Loan
     Trust
     4.90%, 05/25/36++               2,775,000      2,775,000
  Residential Asset Mortgage
     Products, Inc.
     4.93%, 05/25/25 STEP++          1,916,213      1,916,547
  Residential Asset Securities
     Corporation
     4.81%, 04/25/36 STEP++          1,300,000      1,299,797
  SACO I, Inc.
     4.93%, 11/25/35++               2,521,950      2,521,838
  SG Mortgage Securities Trust
     4.68%, 09/25/35++               1,431,151      1,431,329
  SLM Student Loan Trust
     4.59%, 01/25/13++               1,668,490      1,668,440
     4.65%, 04/25/14++                 749,878        750,310
  Soundview Home Equity Loan
     Trust
     4.91%, 04/25/36++               2,400,000      2,400,000
  Specialty Underwriting &
     Residential Finance
     4.94%, 06/25/36++               2,417,642      2,417,943
  Structured Asset Investment
     Loan Trust
     4.89%, 03/25/36 STEP++          2,419,662      2,419,662
  Structured Asset Securities
     Corporation
     4.90%, 04/25/35++               2,451,683      2,379,552
  SVO Timeshare Mortgage
     Corporation
     5.47%, 10/20/13 144A            1,102,692      1,100,018
  TMS SBA Loan Trust
     5.25%, 01/15/25++                 359,303        345,735
     5.73%, 01/25/25++                 215,582        215,153
  Triad Auto Receivables Owner
     Trust
     4.77%, 01/12/11                 2,700,000      2,676,026
  USAA Auto Owner Trust
     3.55%, 09/17/07                   829,018        827,163
     2.06%, 04/15/08                 1,380,125      1,366,135
     3.03%, 06/16/08                 2,342,619      2,322,573
     3.16%, 02/17/09                 3,307,273      3,267,180
     3.90%, 07/15/09                 1,700,000      1,677,708
     4.00%, 12/15/09                 4,175,000      4,110,132
     4.89%, 08/15/12                 2,500,000      2,477,751
  Whole Auto Loan Trust
     3.26%, 03/15/11                 4,000,000      3,883,157
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $235,508,397)                             233,876,432
                                                 ------------
CORPORATE BONDS - 11.7%
  American International Group,
     Inc.
     2.88%, 05/15/08                 1,410,000      1,344,263
  ASIF Global Financing XXIII
     3.90%, 10/22/08 144A              420,000        405,909
  AT&T Wireless Services, Inc.
     7.50%, 05/01/07                 2,090,000      2,138,047
  Bank One Corporation
     2.63%, 06/30/08##                 360,000        340,181
     6.00%, 08/01/08                   550,000        558,524
  Bayerische Landesbank NY
     2.50%, 04/28/06                 2,475,000      2,471,156

                       See Notes to Financial Statements.

                                         Par           Value
                                    ------------   ------------
  BellSouth Corporation
     4.26%, 04/26/06 144A++         $  1,075,000   $  1,074,380
  Caterpillar Financial Services
     Corporation
     4.73%, 10/28/08++                 5,500,000      5,506,968
  Citigroup, Inc.
     3.50%, 02/01/08##                 1,600,000      1,552,597
  Clorox Co.
     4.61%, 12/14/07++                 1,500,000      1,503,844
  Countrywide Home Loans, Inc.
     3.25%, 05/21/08##                 1,800,000      1,723,327
  Credit Suisse First Boston USA,
     Inc.
     4.63%, 01/15/08##                 2,160,000      2,135,264
  CSX Corporation
     6.25%, 10/15/08##                 1,710,000      1,747,319
  DaimlerChrysler NA Holding
     Corporation
     6.40%, 05/15/06                   1,700,000      1,702,004
     4.99%, 05/24/06++                 4,600,000      4,601,389
     5.30%, 08/08/06++                   400,000        401,016
     5.10%, 03/07/07++                 3,100,000      3,101,941
     4.75%, 01/15/08                     850,000        838,441
     4.05%, 06/04/08                   1,130,000      1,095,529
  Dominion Resources, Inc.
     5.27%, 09/28/07++                 3,500,000      3,504,487
  Federated Department Stores,
     Inc.
     6.63%, 09/01/08                     150,000        154,190
  Fred Meyer, Inc. Holding Co.
     7.45%, 03/01/08                   1,440,000      1,488,812
  Gannett Co., Inc.
     4.13%, 06/15/08##                 2,390,000      2,322,423
  General Electric Capital
     Corporation
     1.40%, 11/02/06(J)              405,000,000      3,465,761
     8.75%, 05/21/07                     610,000        632,979
     3.45%, 07/16/07##                 1,300,000      1,272,359
     3.45%, 01/15/08++                 5,275,000      5,247,844
     4.25%, 01/15/08                   1,940,000      1,909,195
     4.88%, 03/04/08++                 2,900,000      2,902,717
     9.83%, 12/15/08                     350,000        387,948
  Golden West Financial
     Corporation
     4.13%, 08/15/07                     310,000        305,318
  HSBC Bank USA NA
     5.00%, 09/21/07++                 1,400,000      1,403,013
  HSBC Finance Corporation
     6.40%, 06/17/08                   2,390,000      2,443,577
     4.13%, 12/15/08##                   700,000        679,109
  John Deere Capital Corporation
     3.90%, 01/15/08##                 1,970,000      1,923,524
  Kellogg Co.
     2.88%, 06/01/08##                 1,950,000      1,852,342
  Lenfest Communications, Inc.
     7.63%, 02/15/08                     725,000        750,131
  May Department Stores Co.
     (The)
     3.95%, 07/15/07                     945,000        925,538
  Merck & Co., Inc.
     5.25%, 07/01/06                     300,000        299,987
  Merrill Lynch & Co., Inc.
     4.83%, 10/27/08##                 1,720,000      1,704,236

                                         Par           Value
                                    ------------   ------------
  MidAmerican Energy Holdings
     Co.
     3.50%, 05/15/08                $  1,236,000   $  1,187,995
  Morgan Stanley Warehouse
     Facility
     5.08%, 09/29/06++@                9,900,000      9,900,000
  Motorola, Inc.
     4.61%, 11/16/07                   1,489,000      1,472,885
  National Rural Utilities
     Cooperative Finance
     Corporation
     6.00%, 05/15/06                   2,340,000      2,342,148
  Northrop Grumman
     Corporation
     4.08%, 11/16/06                     450,000        446,852
  Oracle Corporation and Ozark
     Holding, Inc.
     5.00%, 01/15/11 144A##              450,000        439,973
  Prudential Financial, Inc.
     4.10%, 11/15/06 STEP              1,600,000      1,589,862
  Prudential Insurance Co. of
     America
     6.38%, 07/23/06 144A                650,000        652,330
  PSEG Funding Trust I
     5.38%, 11/16/07##                   275,000        274,186
  PSEG Power LLC
     6.88%, 04/15/06                   1,500,000      1,500,531
  SLM Corporation
     4.00%, 01/15/09                   2,151,000      2,069,292
  Southern California Edison Co.
     4.97%, 12/13/07++##               3,500,000      3,502,779
  Sprint Capital Corporation
     6.00%, 01/15/07                   1,082,000      1,087,339
  Time Warner, Inc.
     6.15%, 05/01/07                   2,290,000      2,307,759
  U.S. Bank National Association
     6.50%, 02/01/08                     580,000        593,418
  U.S. Central Credit Union
     2.75%, 05/30/08                     610,000        579,928
  Union Pacific Corporation
     5.75%, 10/15/07                     375,000        377,188
     6.79%, 11/09/07                     650,000        664,663
  Verizon Global Funding
     Corporation
     6.13%, 06/15/07##                   875,000        882,955
     6.04%, 08/15/07++                 5,400,000      5,401,566
  Verizon Wireless Capital LLC
     5.38%, 12/15/06                   1,070,000      1,070,299
  Wachovia Corporation
     3.50%, 08/15/08##                   540,000        520,114
                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $110,028,623)                               108,681,651
                                                   ------------
FOREIGN BONDS - 8.3%
Belgium - 2.0%
  Belgium Treasury Bill
     1.69%, 04/13/06(E)-               2,200,000      2,664,459
     2.57%, 07/13/06(E)-              13,000,000     15,637,841

                                                   ------------
                                                     18,302,300
                                                   ------------
Bermuda - 0.0%
  Tyco International Group SA
     5.80%, 08/01/06                     425,000        425,536
                                                   ------------

                       See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                         Par          Value
                                     -----------   -----------
Canada - 0.1%
  Canadian National Railway Co.
     6.45%, 07/15/06++               $   750,000   $   752,811
                                                   -----------
Cayman Islands - 0.3%
  Petroleum Export, Ltd.
     4.62%, 06/15/10 144A              1,605,556     1,576,885
     4.63%, 06/15/10 144A              1,605,556     1,576,885
                                                   -----------
                                                     3,153,770
                                                   -----------
France - 1.2%
  French Treasury Bill
     2.23%, 05/04/06(E)-                 600,000       725,587
     2.41%, 05/24/06(E)-               8,290,000    10,010,126
     2.58%, 07/20/06(E)-                 600,000       721,370
                                                   -----------
                                                    11,457,083
                                                   -----------
Germany - 2.1%
  Deutsche Bundesrepublik
     4.75%, 07/04/34(E)                1,250,000     1,704,111
     4.00%, 01/04/37(E)                1,825,000     2,213,253
  German Treasury Bill
     2.44%, 06/14/06(E)-                 490,000       590,811
     2.65%, 08/16/06(E)-                 700,000       848,257
     2.71%, 09/13/06(E)-              11,890,000    14,231,027
                                                   -----------
                                                    19,587,459
                                                   -----------
Italy - 0.4%
  Republic of Italy
     2.75%, 12/15/06                   2,375,000     2,337,211
  Telecom Italia Capital SA
     4.00%, 11/15/08                   2,000,000     1,928,324
                                                   -----------
                                                     4,265,535
                                                   -----------
Netherlands - 0.4%
  Deutsche Telekom International
     Finance BV
     3.88%, 07/22/08##                 1,770,000     1,716,378
  Dutch Treasury Certificate
     2.13%, 04/28/06(E)-               1,100,000     1,330,836
     2.44%, 05/31/06(E)-                 370,000       446,543
                                                   -----------
                                                     3,493,757
                                                   -----------
New Zealand - 0.1%
  General Electric Capital
     Corporation
     6.50%, 09/28/15(Z)                1,595,000       974,068
                                                   -----------
Norway - 0.2%
  Eksportfinans
     3.38%, 01/15/08                   1,630,000     1,581,948
                                                   -----------
South Korea - 0.2%
  Korea Development Bank
     5.00%, 10/20/09++                 1,750,000     1,763,412
                                                   -----------
Spain - 1.2%
  Spain Letras del Tesoro
     2.52%, 06/23/06(E)-               9,000,000    10,842,907
                                                   -----------
United Kingdom - 0.1%
  Nationwide Building Society
     3.50%, 07/31/07 144A##              325,000       317,888
  Vodafone Group PLC
     3.95%, 01/30/08                     230,000       224,508
                                                   -----------
                                                       542,396
                                                   -----------
TOTAL FOREIGN BONDS
  (Cost $77,298,659)                                77,142,982
                                                   -----------

                                         Par          Value
                                     -----------   -----------
MORTGAGE-BACKED SECURITIES - 33.5%
  Adjustable Rate Mortgage Trust
     5.09%, 11/25/35 STEP++          $ 2,374,747   $ 2,380,549
  American Home Mortgage
     Assets
     5.09%, 11/25/35++                 3,632,398     3,634,989
  American Home Mortgage
     Investment Trust
     4.29%, 10/25/34++                 2,379,255     2,329,550
  Banc of America Commercial
     Mortgage, Inc.
     3.88%, 09/11/36                   2,413,071     2,302,188
  Bank of America Mortgage
     Securities
     6.50%, 10/01/19                     833,202       839,548
  Bear Stearns Adjustable Rate
     Mortgage Trust
     3.22%, 12/01/33++                 2,203,425     2,154,896
     4.68%, 01/25/34++                 1,098,991     1,080,684
     4.01%, 07/25/34++                 2,536,393     2,449,848
  Bear Stearns Alt-A Trust
     5.19%, 06/25/34++                 2,158,402     2,162,261
  Bear Stearns Commercial
     Mortgage Securities
     3.87%, 02/11/41                   2,040,000     1,949,957
  Chase Commercial Mortgage
     Securities Corporation
     7.76%, 04/15/32                   2,035,966     2,162,314
  Citigroup Commercial
     Mortgage Trust
     4.15%, 09/20/49 144A              1,499,338     1,465,178
  Commercial Mortgage
     Acceptance Corporation
     6.03%, 09/15/30                   1,576,012     1,591,096
  Commercial Mortgage
     Pass-Through Certificates
     4.65%, 03/15/20 144A++            1,700,000     1,699,779
     7.42%, 08/15/33                   2,180,000     2,309,967
  Countrywide Alternative Loan
     Trust
     6.00%, 10/25/32                     482,232       480,582
     5.50%, 05/31/35                   1,804,932     1,781,404
  Countrywide Home Loan
     Mortgage Pass-Through Trust
     5.09%, 01/25/35 STEP++            1,222,408     1,222,922
  Deutsche ALT-A Securities, Inc.
     4.84%, 03/30/36++                 2,725,000     2,725,000
  DLJ Commercial Mortgage
     Corporation
     7.18%, 11/10/33                   2,270,000     2,416,675
  Federal Home Loan Mortgage
     Corporation
     8.50%, 12/01/07                       4,831         4,896
     8.50%, 01/01/08                       4,181         4,237
     8.00%, 05/01/08                       8,930         9,060
     8.75%, 07/01/08                       4,914         5,053
     8.00%, 01/01/09                       2,539         2,572
     7.50%, 03/01/09                      26,932        27,210
     3.50%, 10/15/10                   6,832,744     6,768,918
     16.25%, 07/01/11                        294           327
     15.25%, 08/01/11                      1,667         1,876
     5.13%, 10/15/15                   3,306,543     3,291,913
     5.00%, 11/15/16                   3,135,615     3,109,028
     3.50%, 12/01/18                   3,707,569     3,377,591
     10.75%, 02/01/19                     95,632       102,333

                       See Notes to Financial Statements.

                                        Par          Value
                                    -----------   -----------
     4.25%, 06/15/24                $ 2,674,551   $ 2,623,350
     5.57%, 07/01/27++                   68,175        70,314
     4.47%, 06/01/28++                  440,042       436,928
     5.10%, 12/15/30++                1,582,268     1,587,586
     6.00%, 04/01/33                  1,915,418     1,919,175
     4.55%, 06/01/33++                5,657,311     5,572,002
     4.40%, 10/01/34++                1,271,640     1,238,049
     5.50%, 05/15/35                  2,425,665     2,414,265
     4.72%, 08/01/35++                3,273,389     3,216,506
     4.83%, 08/01/35++                3,163,708     3,137,534
     8.03%, 08/01/35 IO-              2,827,866       724,251
     4.83%, 10/01/35++                1,754,196     1,743,634
     5.27%, 02/01/36++                5,323,562     5,270,623
     5.58%, 05/25/43++                2,769,093     2,824,451
     4.88%, 07/25/44++                6,652,408     6,682,535
  Federal Housing Authority
     7.43%, 09/01/22                      1,758         1,761
  Federal National Mortgage
     Association
     6.00%, 08/01/08                    180,658       182,001
     6.50%, 11/01/08                    221,171       223,945
     4.43%, 12/01/09++                1,172,826     1,166,962
     4.00%, 07/01/18                    238,456       223,549
     4.00%, 08/01/18                    945,713       886,591
     4.00%, 05/01/19                  5,149,554     4,821,823
     4.00%, 06/01/19                  8,550,987     8,006,779
     4.00%, 08/01/19                    465,658       436,022
     4.00%, 10/01/19                  1,595,124     1,493,606
     4.00%, 11/25/19                    777,255       699,001
     4.00%, 12/01/19                  1,138,670     1,066,202
     4.00%, 01/01/20                    237,408       222,038
     4.00%, 07/01/20                     60,417        56,506
     5.75%, 08/25/23                  2,224,669     2,225,171
     5.11%, 03/01/24++                   93,051        93,951
     5.13%, 12/01/24++                  208,630       206,938
     9.00%, 05/01/25                     95,117       103,118
     9.00%, 07/01/25                    249,198       269,716
     5.18%, 05/25/30++                3,094,192     3,122,511
     5.23%, 05/25/30++                3,140,374     3,157,419
     4.83%, 09/25/30++                  249,761       249,821
     5.06%, 12/01/30++                   56,088        56,551
     5.80%, 09/01/31++                  173,164       177,050
     3.31%, 03/25/32                    567,322       523,055
     4.27%, 04/01/33++                1,159,349     1,151,782
     4.18%, 06/01/33++                  348,537       342,678
     5.50%, 06/01/33                     30,023        29,364
     5.50%, 07/01/33                     29,542        28,894
     4.25%, 10/01/33++                2,185,171     2,141,659
     5.50%, 10/01/33                    157,494       154,040
     4.30%, 12/01/33++                  710,268       696,926
     5.50%, 08/01/34                     81,172        79,350
     5.75%, 08/25/34                  2,303,333     2,299,342
     4.99%, 09/01/34++                1,792,853     1,782,027
     5.10%, 09/01/34++                1,203,308     1,195,452
     5.50%, 09/01/34                  5,464,988     5,342,334
     4.79%, 10/01/34++                1,805,991     1,787,323
     5.14%, 10/01/34++                2,224,767     2,217,405
     5.50%, 11/01/34                 17,445,449    17,053,909
     8.80%, 11/01/34 IO-              2,426,952       604,798
     5.50%, 02/01/35                  3,023,804     2,955,939
     4.87%, 06/01/35++                2,735,604     2,699,612
     5.50%, 07/01/35                          6             6
     4.70%, 08/01/35++                6,795,743     6,683,218
     4.46%, 09/01/35++                3,312,227     3,226,699

                                        Par          Value
                                    -----------   -----------
     4.64%, 09/01/35++              $ 4,071,490   $ 4,006,962
     5.03%, 10/01/35++                4,249,354     4,210,319
     5.33%, 10/01/35++                2,542,369     2,498,816
     6.17%, 04/01/40++                  546,735       556,817
  First Horizon Alternative
     Mortgage Securities
     4.76%, 06/25/34++                1,424,161     1,401,176
  First Horizon Asset Securities,
     Inc.
     5.34%, 10/25/35++                3,923,835     3,882,912
  General Electric Capital
     Commercial Mortgage
     Corporation
     5.56%, 06/10/38                  1,366,022     1,371,591
  GMAC Commercial Mortgage
     Securities, Inc.
     7.72%, 03/15/33                  2,120,000     2,276,852
     7.18%, 08/15/36                  1,374,702     1,438,643
  Government National Mortgage
     Association
     6.00%, 12/15/08                    207,105       208,356
     6.00%, 02/15/11                    340,278       342,756
     4.38%, 06/20/17++                   31,816        31,800
     4.38%, 06/20/21++                   16,267        16,321
     5.13%, 10/20/27++                  116,844       117,536
     8.50%, 10/15/29                     89,573        96,421
     8.50%, 01/15/30                     42,742        46,030
     5.35%, 02/16/30++                  422,932       427,282
     8.50%, 03/15/30                      5,976         6,436
     8.50%, 04/15/30                     15,427        16,615
     8.50%, 05/15/30                    163,131       175,678
     8.50%, 06/15/30                     58,177        62,650
     8.50%, 07/15/30                    183,781       197,907
     8.50%, 08/15/30                     41,565        44,762
     8.50%, 09/15/30                      5,165         5,562
     8.50%, 10/15/30                     46,885        50,491
     8.50%, 11/15/30                    119,926       129,149
     8.50%, 12/15/30                     81,076        87,311
     8.50%, 02/15/31                     76,528        82,249
     3.75%, 05/20/34++##              2,156,329     2,100,062
     3.75%, 06/20/34++                2,958,058     2,881,897
  Greenpoint Mortgage Funding
     Trust
     5.09%, 11/25/45 STEP++           1,276,916     1,279,122
  GS Mortgage Securities
     Corporation II
     6.04%, 08/15/18 144A               442,707       450,809
     6.14%, 10/18/30                  2,342,714     2,376,395
     5.77%,
       01/10/40 IO 144A-++           37,862,776       908,241
  GSR Mortgage Loan Trust
     3.69%, 06/01/34++                2,757,562     2,700,462
     4.79%, 09/25/34++                2,739,441     2,695,430
     4.54%, 09/25/35++                3,922,197     3,832,234
     4.55%, 09/25/35++                3,122,298     3,077,763
  HarborView Mortgage Loan
     Trust
     5.09%, 11/19/35 STEP++           3,408,355     3,409,708
     5.32%, 12/19/35++                4,855,008     4,805,925
  IFC SBA Loan-Backed
     Adjustable Rate Certificate
     5.50%, 01/15/24 144A++             535,908       535,908
  Impac Secured Assets CMN
     Owner Trust
     4.94%, 05/25/36++                3,509,587     3,511,182

                       See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                         Par         Value
                                     ----------   -----------
  JP Morgan Mortgage Trust
     3.89%, 08/25/34++               $3,750,000   $ 3,642,338
  LB-UBS Commercial Mortgage
     Trust
     3.33%, 09/15/27                  2,752,154     2,659,479
     4.10%,
       08/15/33 IO 144A-++           36,085,312       775,704
  Luminent Mortgage Trust
     5.08%, 11/26/35 STEP++           3,798,506     3,728,969
  Master Adjustable Rate
     Mortgages Trust
     5.20%, 05/25/34++                  785,349       768,883
  MLCC Mortgage Investors, Inc.
     5.13%, 03/15/25 STEP++             968,275       972,017
     4.74%, 12/25/34++                2,644,320     2,596,307
     5.41%, 03/28/36++                5,400,000     5,350,835
  Morgan Stanley Capital I
     6.53%, 03/15/31                  2,960,000     3,031,447
  NationsLink Funding
     Corporation
     6.32%, 01/20/31                  2,043,249     2,082,853
  Nomura Asset Acceptance
     Corporation
     5.05%, 06/25/10++                3,270,521     3,219,106
  Nomura Asset Securities
     Corporation
     6.59%, 03/15/30                  3,300,000     3,376,459
  Opteum Mortgage Acceptance
     Corporation
     4.79%, 12/25/35 STEP++           2,825,000     2,825,000
  Residential Accredit Loans, Inc.
     6.00%, 12/25/16                    136,635       136,499
     5.22%, 01/25/33++                  994,750       997,189
  Residential Asset Securitization
     Trust
     4.98%, 05/25/33++                2,182,421     2,195,970
  Residential Funding Mortgage
     Securities I
     6.50%, 03/25/32                    201,845       201,818
     5.50%, 09/25/33                  1,654,277     1,640,568
  Structured Adjustable Rate
     Mortgage Loan Trust
     4.92%, 03/25/34++                1,742,873     1,720,697
     5.36%, 08/25/34++                2,202,804     2,182,670
     5.12%, 09/25/34++                  904,312       905,845
     5.43%, 05/25/35++                3,751,674     3,729,974
  Structured Asset Mortgage
     Investments, Inc.
     6.47%, 10/19/34++                1,426,010     1,443,158
     5.10%, 05/25/35 STEP++           1,697,210     1,696,417
  Wachovia Bank Commercial
     Mortgage Trust
     4.04%, 02/15/34                  2,644,296     2,548,116
  Washington Mutual Asset
     Securities Corporation
     4.24%, 05/25/36 144A             2,439,312     2,385,977
  Washington Mutual Mortgage
     Securities Corporation
     6.07%, 03/25/32++                  432,212       430,632
  Washington Mutual, Inc.
     4.80%, 12/25/27 STEP++           4,629,949     4,626,643
     5.02%, 06/25/42++                  270,717       272,053
     4.89%, 01/25/45 STEP++           3,704,822     3,720,084
     5.14%, 08/25/45++                1,783,643     1,792,888
     4.87%, 10/25/45 STEP++           1,619,463     1,627,098

                                         Par         Value
                                     ----------   -----------
  Wells Fargo Mortgage-Backed
     Securities Trust
     3.99%, 01/25/35++               $3,025,495   $ 2,939,777
     4.55%, 02/25/35++                4,903,829     4,777,954
                                                  -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $317,983,018)                             312,806,410
                                                  -----------
MUNICIPAL BONDS - 0.5%
  New York City, New York
     Municipal Water Finance
     Authority Water & Sewer
     System, Series C Revenue
     Bond
     5.00%, 06/15/35                  3,200,000     3,297,376
  Sales Tax Asset Receivable
     Corporation, New York,
     Series B Revenue Bond (FSA
     Insured)
     3.60%, 10/15/08                    425,000       408,982
  Texas State Public Finance
     Authority, Series B Revenue
     Bond
     2.63%, 06/15/06                  1,365,000     1,358,598
                                                  -----------
TOTAL MUNICIPAL BONDS
  (Cost $5,089,593)                                 5,064,956
                                                  -----------

                                      Number of
                                      Contracts
                                     ----------
PURCHASED OPTIONS - 0.0%
Call Option - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $95.25, Expires
     06/19/06                               159           994
                                                  -----------
Call Swaptions - 0.0%
  3-Month LIBOR, Strike Price
     $4.25, Expires 10/19/06                 87           644
  3-Month LIBOR, Strike Price
     $4.25, Expires 10/24/06                 87           713
  3-Month LIBOR, Strike Price
     $4.50, Expires 01/22/07                440        32,736
  3-Month LIBOR, Strike Price
     $4.50, Expires 10/06/06                345         7,935
  3-Month LIBOR, Strike Price
     $4.75, Expires 08/10/06                570         1,944
  3-Month LIBOR, Strike Price
     $5.00, Expires 03/08/07              2,640        92,030
                                                  -----------
                                                      136,002
                                                  -----------
Put Options - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $92.00, Expires
     03/19/07                                87           544
  90-Day Eurodollar Futures,
     Strike Price $93.00, Expires
     09/18/06                               118           737
  90-Day Eurodollar Futures,
     Strike Price $94.50, Expires
     06/19/06                               443         2,769
  Japanese Yen, Strike Price
     $115.00, Expires 05/26/06            3,800        29,625
                                                  -----------
                                                       33,675
                                                  -----------
TOTAL PURCHASED OPTIONS
  (Cost $674,322)                                     170,671
                                                  -----------

                       See Notes to Financial Statements.

                                        Shares          Value
                                     ------------   -------------
MONEY MARKET FUNDS - 8.8%
  GuideStone Funds Money
     Market Fund (GS4 Class)**         19,202,357     $19,202,357
  Northern Institutional Liquid
     Assets Portfolio(section)         63,195,277      63,195,277
                                                    -------------
TOTAL MONEY MARKET FUNDS
  (Cost $82,397,634)                                   82,397,634
                                                    -------------

                                         Par
                                     ------------
U.S. TREASURY OBLIGATIONS - 10.2%
  U.S. Treasury Bills
     4.48%, 06/01/06++++               $  320,000         317,664
     4.48%, 06/15/06                       20,000          19,819
     4.49%, 06/15/06++++                  100,000          99,096
     4.50%, 06/15/06++++                  955,000         946,365
     4.51%, 06/15/06                       20,000          19,819
     4.54%, 06/15/06++++                   80,000          79,277
     4.56%, 06/15/06++++                   70,000          69,367
                                                    -------------
                                                        1,551,407
                                                    -------------
  U.S. Treasury Bond
     10.38%, 11/15/12##                 2,535,000       2,750,376
                                                    -------------
  U.S. Treasury Inflationary Index
     Bonds
     3.38%, 01/15/07                   10,900,000      13,789,529
     3.63%, 01/15/08                   14,300,000      18,032,893
                                                    -------------
                                                       31,822,422
                                                    -------------
  U.S. Treasury Notes
     2.25%, 04/30/06                    7,145,000       7,133,282
     2.50%, 05/31/06##                  3,680,000       3,668,356
     2.75%, 07/31/06##                  2,670,000       2,653,836
     2.38%, 08/31/06##+++               1,030,000       1,020,385
     3.50%, 05/31/07##                 19,730,000      19,433,281
     4.25%, 10/31/07##                  1,500,000       1,486,758
     4.38%, 12/31/07##                  5,800,000       5,755,595
     4.38%, 01/31/08##                  9,950,000       9,870,330
     4.25%, 10/15/10##                    180,000         175,852
     4.50%, 11/15/10##                  6,000,000       5,921,256
     4.25%, 01/15/11##                  1,800,000       1,755,914
     4.50%, 11/15/15##                    400,000         388,282
                                                    -------------
                                                       59,263,127
                                                    -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $96,101,391)                                   95,387,332
                                                    -------------

TOTAL INVESTMENTS -
107.3%
  (Cost $1,011,194,518)                             1,001,455,393
                                                    -------------

                                      Number of
                                      Contracts
                                     ------------
WRITTEN OPTIONS - 0.0%
Call Option - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $95.50, Expires
     06/19/06                                (318)         (1,987)
                                                    -------------
Call Swaptions - 0.0%
  3-Month LIBOR, Strike Price
     $4.31, Expires 10/19/06                  (38)           (992)
  3-Month LIBOR, Strike Price
     $4.31, Expires 10/24/06                  (37)         (1,047)
  3-Month LIBOR, Strike Price
     $4.54, Expires 10/06/06                 (149)        (10,057)
  3-Month LIBOR, Strike Price
     $4.56, Expires 01/22/07                 (189)        (37,044)

                                      Number of
                                      Contracts         Value
                                     ------------   -------------
  3-Month LIBOR, Strike Price
     $4.78, Expires 08/10/06                 (250)       $ (2,395)
  3-Month LIBOR, Strike Price
     $5.04, Expires 03/08/07                 (113)        (89,496)
                                                    -------------
                                                         (141,031)
                                                    -------------
Put Option - 0.0%
  Japanese Yen, Strike Price
     $112.00, Expires 05/26/06             (3,800)         (9,774)
                                                    -------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(625,958))                         (152,792)
                                                    -------------

                                          Par
                                     ------------
SECURITY SOLD SHORT - (1.8)%
  Federal National Mortgage
     Association
     5.50%, 04/13/35 TBA
     (Cost $(16,463,133))            $(16,800,000)    (16,395,758)
                                                    -------------

Liabilities in Excess of Other
  Assets - (5.5)%                                     (51,742,853)
                                                    -------------

NET ASSETS - 100.0%                                  $933,163,990
                                                    =============

                       See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2006:

                                                        Unrealized
                          Expiration     Notional      Appreciation
Description                  Date         Value       (Depreciation)
-----------------------   ----------   ------------   --------------
British Pounds
Receive fixed rate
payments of 5.00%
and pay variable rate
payments on the six
month LIBOR floating
rate (d)                   09/15/10       8,600,000        $  74,388
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed rate
payments of 5.00% (i)      06/18/34        (100,000)         (14,822)
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed rate
payments of 5.00% (d)      06/18/34      (4,000,000)        (592,869)
                                                           ---------
                                                            (533,303)
                                                           ---------
Euros
Receive fixed rate
payments of 2.09%
and pay variable rate
payments on the
France CPI Ex
Tobacco (j)                10/15/10       1,500,000            1,776
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed rate
payments of 4.00% (d)      12/15/14      (7,300,000)         (38,684)
                                                           ---------
                                                             (36,908)
                                                           ---------
Japanese Yen
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed rate
payments of 1.50% (h)      06/15/15    (200,000,000)          72,731
Receive variable rate
payments on the six
month LIBOR floating
rate and pay fixed rate
payments of 1.50% (d)      06/15/15     (80,000,000)          29,093
                                                           ---------
                                                             101,824
                                                           ---------
U.S. Dollars
Receive fixed rate
payments of 0.61%
and pay floating par in
event of default on
Russian Federation,
5.00%, due 3/31/2030
    (h)                    03/20/07    $  1,300,000            3,853
Receive fixed rate
payments of 0.70%
and pay floating rate
par in event of default
on Russian Federation,
5.00%, due 3/31/2030
    (a)                    03/20/07       3,700,000           14,132

                                                        Unrealized
                          Expiration     Notional      Appreciation
Description                  Date         Value       (Depreciation)
-----------------------   ----------   ------------   --------------
Receive fixed rate
payments of 0.77%
and pay floating par in
event of default on
Russian Federation,
5.00%, due 3/31/2030
    (g)                    05/20/07    $    200,000        $   1,005
Receive fixed rate
payments of 5.00%
and pay variable rate
payments on the three
month LIBOR floating
rate (d)                   06/21/08      24,300,000         (133,542)
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed rate
payments of 5.00% (c)      06/21/11      (1,300,000)          18,027
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed rate
payments of 5.00% (c)      06/21/11      (2,700,000)          37,441
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed rate
payments of 5.00% (d)      06/21/13        (100,000)           2,037
Receive fixed rate
payments of 5.00%
and pay variable rate
payments on the three
month LIBOR floating
rate (a)                   06/21/36       1,300,000          (92,856)
Receive variable rate
payments on the
ABX.HE.A.06-1 Index
and pay fixed rate
payments of 0.54% (a)      07/25/45      (1,000,000)          (3,076)
Receive variable rate
payments on the
ABX.HE.A.06-1 Index
and pay fixed rate
payments of 0.54% (h)      07/25/45      (8,000,000)         (24,608)
                                                           ---------
                                                            (177,587)
                                                           ---------
                                                           $(645,974)
                                                           =========

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS                                March 31, 2006(Unaudited)


                                       Par         Value
                                   ----------   -----------
AGENCY OBLIGATIONS - 9.9%
  Federal Farm Credit Bank
     4.85%, 12/16/09               $2,700,000   $ 2,667,757
     4.50%, 08/08/11                3,000,000     2,876,655
     4.80%, 10/19/15                1,500,000     1,456,914
  Federal Home Loan Bank
     4.63%, 04/03/06               10,500,000    10,497,299
     4.36%, 12/13/06++              4,900,000     4,900,823
     4.25%, 09/12/08                3,000,000     2,946,990
     3.50%, 02/13/09                1,000,000       958,247
     4.38%, 09/11/09                3,000,000     2,927,211
     4.08%, 04/26/10                1,500,000     1,443,522
     7.38%, 02/13/15                2,500,000     2,884,832
     5.00%, 12/11/15                2,600,000     2,563,397
  Federal Home Loan Mortgage
     Corporation
     4.65%, 04/03/06               10,500,000    10,497,287
     3.55%, 11/15/07                6,000,000     5,857,410
     4.20%, 12/28/07                5,000,000     4,928,215
     4.50%, 08/04/08##              6,000,000     5,928,498
     4.48%, 09/19/08               10,000,000     9,825,860
     6.88%, 09/15/10##                554,000       592,140
     4.13%, 10/18/10                3,200,000     3,071,603
     5.63%, 11/23/35                1,680,000     1,618,529
  Federal National Mortgage
     Association
     4.65%, 04/03/06               10,500,000    10,497,288
     4.33%, 05/15/06++++              260,000       258,540
     3.86%, 02/22/08                9,000,000     8,808,714
     3.13%, 03/16/09##              8,000,000     7,563,544
     4.75%, 12/15/10                3,000,000     2,951,934
     4.75%, 02/21/13                1,100,000     1,067,582
                                                -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $110,688,532)                           109,590,791
                                                -----------
ASSET-BACKED SECURITIES - 3.2%
  Amortizing Residential
     Collateral Trust
     5.10%, 04/25/32++                102,967       102,935
  AQ Finance NIM Trust
     5.04%, 01/25/09 144A++            17,624        17,625
  Argent Securities, Inc.
     4.92%, 11/25/35++              1,373,534     1,373,790
  Bayview Financial Acquisition
     Trust
     5.27%, 02/28/44++              1,596,494     1,600,594
  Citibank Credit Card Issuance
     Trust
     5.70%, 02/09/09++                670,000       674,313
  Conseco Finance Securiti-
     zations Corporation
     6.77%, 09/01/32                  228,708       228,934
     7.00%, 02/01/33 IO-@          10,890,000       275,923
  Countrywide Home Equity
     Loan Trust
     5.01%, 04/15/28++                158,911       158,877
     5.10%, 03/15/29++              1,866,397     1,871,091
     5.04%, 05/15/29++              1,495,350     1,499,347
     4.99%, 12/15/35++              5,532,877     5,535,145
     4.97%, 02/15/36++              2,694,026     2,697,814
  Credit-Based Asset Servicing
     and Securitization
     5.11%, 08/25/33++                267,789       267,926

                                       Par         Value
                                   ----------   -----------
  CS First Boston Mortgage
     Securities Corporation
     4.96%, 05/25/35 STEP          $1,497,877   $ 1,498,160
  EMC Mortgage Loan Trust
     5.37%, 11/25/41 144A++           719,287       721,402
  EQCC Trust
     5.12%, 10/25/31++                148,412       148,545
  Fannie Mae Grantor Trust
     4.62%, 07/25/35 STEP++            40,728        40,733
  First Horizon Asset Back Trust
     5.11%, 10/25/34++                837,073       839,206
  Fleet Home Equity Loan Trust
     4.99%, 05/30/31++                795,706       795,319
  GSAMP Trust
     4.93%, 09/25/35++                955,167       955,270
  Honda Auto Receivables Owner
     Trust
     5.10%, 09/18/08                3,900,000     3,898,171
  Madison Avenue Manufactured
     Housing Contract
     5.17%, 09/25/08++              1,486,449     1,490,018
  Master Asset-Backed Securities
     Trust
     5.01%, 03/25/35 STEP           2,000,000     2,000,727
  MBNA Credit Card Master
     Note Trust
     5.25%, 03/15/10++              1,900,000     1,910,944
  Morgan Stanley Dean Witter
     Credit Corporation HELOC
     Trust
     5.01%, 07/25/17 STEP             366,499       366,564
  NextCard Credit Card Master
     Note Trust
     10.27%, 12/15/06 144A++          910,000        80,015
  Provident Bank Home Equity
     Loan Trust
     5.09%, 08/25/31++                288,390       288,705
  Quest Trust
     5.14%, 06/25/34 144A++           303,499       304,221
  Residential Asset Mortgage
     Products, Inc.
     5.06%, 03/25/34 STEP           1,144,339     1,144,327
  Salomon Brothers Mortgage
     Securities VII
     5.30%, 03/30/28 STEP             135,528       135,530
  SG Mortgage Securities Trust
     4.68%, 09/25/35++              1,394,367     1,394,541
  SLM Student Loan Trust
     4.59%, 01/25/13++              1,374,051     1,374,010
  Structured Asset Securities
     Corporation
     5.27%, 02/25/33++                 21,414        21,414
  SVO Timeshare Mortgage
     Corporation
     5.47%, 10/20/13 144A             192,083       191,617
                                                -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $37,000,067)
                                                 35,903,753
                                                -----------
COMMERCIAL PAPER - 1.1%
  General Electric Capital
     Corporation
     4.60%, 05/09/06               10,500,000    10,448,240
     4.87%, 06/29/06                1,100,000     1,086,608
                                                -----------
TOTAL COMMERCIAL PAPER
  (Cost $11,535,773)
                                                 11,534,848
                                                -----------

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                        Par       Value
                                    ---------   ---------
CORPORATE BONDS - 11.3%
  ACE Capital Trust II
     9.70%, 04/01/30                $  60,000   $  80,115
  ACE INA Holdings, Inc.
     8.30%, 08/15/06                  550,000     555,947
  AES Corporation (The)
     9.50%, 06/01/09##                 42,000      45,465
     9.38%, 09/15/10##                 30,000      32,850
     8.75%, 05/15/13 144A             520,000     564,200
     9.00%, 05/15/15 144A##           760,000     828,400
  Alltel Corporation
     4.66%, 05/17/07                  350,000     347,749
  Amerada Hess Corporation
     7.30%, 08/15/31                1,320,000   1,474,173
  American Achievement
     Corporation
     8.25%, 04/01/12                   30,000      30,750
  Amerigas Partners LP
     7.25%, 05/20/15##                 80,000      80,400
  AmerisourceBergen
     Corporation
     5.88%, 09/15/15 144A             130,000     128,513
  Ameritech Capital Funding
     6.25%, 05/18/09##                100,000     101,305
  AMFM, Inc.
     8.00%, 11/01/08                1,075,000   1,129,121
  ANZ Capital Trust I
     4.48%, 01/29/49 144A             125,000     119,685
     5.36%, 12/29/49 144A             800,000     769,357
  Apache Corporation
     6.25%, 04/15/12                  300,000     314,293
  ASIF Global Financing XIX
     4.90%, 01/17/13 144A             380,000     367,140
  Astoria Financial Corporation
     5.75%, 10/15/12                  450,000     445,019
  AT&T, Inc.
     5.30%, 11/15/10##                175,000     172,874
  Bank One Corporation
     4.13%, 09/01/07##              1,100,000   1,082,234
  Bank United Corporation
     8.88%, 05/01/07                  125,000     128,564
  Beazer Homes USA
     8.63%, 05/15/11##                 10,000      10,500
  BellSouth Capital Funding
     7.88%, 02/15/30##                460,000     525,256
  BellSouth Corporation
     4.75%, 11/15/12                   40,000      37,935
     6.88%, 10/15/31                   10,000      10,366
  Boeing Co. (The)
     6.63%, 02/15/38                  210,000     232,551
  CA, Inc.
     5.25%, 12/01/09 144A@            700,000     681,931
  Cendant Corporation
     6.25%, 01/15/08                  150,000     151,817
  CenterPoint Energy Resources
     Corporation
     7.88%, 04/01/13##                 50,000      55,779
     5.95%, 01/15/14                  750,000     751,908
  Charter Communications
     Operating LLC
     8.00%, 04/30/12 144A@##          250,000     250,000
  Chesapeake Energy Corporation
     7.50%, 09/15/13##                 50,000      52,500
     6.25%, 01/15/18                  140,000     137,550

                                        Par       Value
                                    ---------   ---------
  Cincinnati Bell, Inc.
     7.00%, 02/15/15                $ 150,000   $ 149,250
  Citigroup, Inc.
     5.00%, 03/06/07                2,200,000   2,194,672
  Citizens Communications Co.
     9.25%, 05/15/11                   40,000      44,100
  Clear Channel Communi-
     cations, Inc.
     4.63%, 01/15/08##                 20,000      19,646
     4.25%, 05/15/09                  250,000     238,212
     5.50%, 09/15/14##              1,495,000   1,383,652
  Cleveland Electric Illuminating
     Co. (The)
     5.65%, 12/15/13                   60,000      59,563
     7.88%, 11/01/17                2,050,000   2,372,389
  Clorox Co.
     4.61%, 12/14/07++              1,500,000   1,503,844
  CNA Financial Corporation
     6.75%, 11/15/06                  180,000     181,416
  Comcast Cable
     Communications, Inc.
     6.75%, 01/30/11                  740,000     770,023
  Comcast Cable
     Communications
     Holdings, Inc.
     8.38%, 03/15/13                  225,000     253,384
     9.46%, 11/15/22                  275,000     347,714
  Comcast Corporation
     10.50%, 06/15/06                 650,000     655,445
  ConocoPhillips
     8.75%, 05/25/10                  230,000     258,348
  ConocoPhillips Holding Co.
     6.95%, 04/15/29##              1,510,000   1,713,430
  Cox Communications, Inc.
     4.63%, 01/15/10##                800,000     767,536
  Cox Enterprises, Inc.
     4.38%, 05/01/08 144A             600,000     582,718
  CSC Holdings, Inc.
     7.63%, 04/01/11                  590,000     595,900
     6.75%, 04/15/12 144A##            60,000      58,950
     7.63%, 07/15/18                   45,000      44,719
  D.R. Horton, Inc.
     8.50%, 04/15/12                   10,000      10,658
  DaimlerChrysler NA Holding
     Corporation
     4.99%, 05/24/06++              1,200,000   1,200,362
     5.30%, 08/08/06++              2,200,000   2,205,590
     7.30%, 01/15/12                  550,000     581,855
     6.50%, 11/15/13                  210,000     213,902
  DaVita, Inc.
     7.25%, 03/15/15##                 80,000      80,800
  Delta Air Lines, Inc.
     6.42%, 07/02/12##                400,000     402,435
     6.72%, 01/02/23##                650,143     656,679
  Devon Energy Corporation
     7.95%, 04/15/32                  925,000   1,136,253
  DirecTV Holdings LLC
     6.38%, 06/15/15##                180,000     178,650
  Dominion Resources, Inc.
     4.13%, 02/15/08                   70,000      68,290
     5.13%, 12/15/09                  230,000     226,982
     4.75%, 12/15/10                   70,000      67,314
     5.70%, 09/17/12                  270,000     267,883
  DRS Technologies, Inc.
     6.63%, 02/01/16                   65,000      65,000

                       See Notes to Financial Statements.

                                        Par         Value
                                    ----------   ----------
  Dryden Investor Trust
     7.16%, 07/23/08 144A           $1,081,738   $1,101,398
  Duke Energy Corporation
     5.63%, 11/30/12                 1,300,000    1,303,321
  Dynegy Holdings, Inc.
     8.75%, 02/15/12##                 910,000      955,500
  E*Trade Financial Corporation
     7.38%, 09/15/13                    40,000       41,000
  Eastman Kodak Co.
     7.25%, 11/15/13##                 490,000      478,447
  Echostar DBS Corporation
     5.75%, 10/01/08##                 500,000      497,500
     6.63%, 10/01/14                    30,000       29,137
     7.13%, 02/01/16 144A##            230,000      227,412
  El Paso Corporation
     8.05%, 10/15/30##                 600,000      619,500
     7.80%, 08/01/31##                 950,000      959,500
     7.75%, 01/15/32                   530,000      536,625
  El Paso Natural Gas Co.
     8.38%, 06/15/32                   210,000      238,500
  Electronic Data Systems
     Corporation
     7.13%, 10/15/09                 1,000,000    1,051,281
  Entergy Gulf States, Inc.
     5.21%, 12/08/08 144A++          1,900,000    1,902,238
  EOP Operating LP
     7.75%, 11/15/07                   100,000      103,411
  Exelon Corporation
     5.63%, 06/15/35##               1,190,000    1,083,665
  Firstar Bank NA
     7.13%, 12/01/09                   170,000      179,784
  FirstEnergy Corporation
     5.50%, 11/15/06                   600,000      600,243
     6.45%, 11/15/11##                  70,000       72,516
     7.38%, 11/15/31##               1,700,000    1,894,050
  Ford Motor Co.
     7.45%, 07/16/31##                 550,000      411,125
  Ford Motor Credit Co.
     4.95%, 01/15/08                   760,000      708,520
     6.63%, 06/16/08##                 350,000      331,436
     7.38%, 10/28/09                 3,050,000    2,869,589
     5.70%, 01/15/10##                 125,000      111,019
     7.88%, 06/15/10                   500,000      469,140
     7.38%, 02/01/11##                 680,000      626,190
     7.25%, 10/25/11##                  50,000       45,612
  Forest City Enterprises, Inc.
     7.63%, 06/01/15                    20,000       21,200
     6.50%, 02/01/17                    70,000       69,475
  Fresenius Medical Care Capital
     Trust II
     7.88%, 02/01/08                   169,000      173,647
  General Electric Capital
     Corporation
     5.45%, 01/15/13##                 460,000      460,299
  General Electric Co.
     5.00%, 02/01/13                 1,070,000    1,042,273
  General Motors Acceptance
     Corporation
     6.13%, 02/01/07##                 110,000      108,323
     6.15%, 04/05/07##                 380,000      373,310
     6.13%, 08/28/07                 1,460,000    1,416,552
     5.13%, 05/09/08##                 220,000      207,146
     5.85%, 01/14/09                   220,000      205,877
     5.63%, 05/15/09##               1,490,000    1,387,576

                                        Par         Value
                                    ----------   ----------
     7.75%, 01/19/10##              $  500,000   $  487,897
     6.88%, 09/15/11                   575,000      536,537
  General Motors Corporation
     8.25%, 07/15/23##                 210,000      152,250
     8.38%, 07/05/33(E)                170,000      148,747
  Georgia-Pacific Corporation
     8.13%, 05/15/11##                   4,000        4,180
     9.50%, 12/01/11##                  15,000       16,500
  Greenpoint Financial
     Corporation
     3.20%, 06/06/08                   300,000      287,658
  HCA, Inc.
     6.50%, 02/15/16##                 750,000      734,443
     7.69%, 06/15/25##                 250,000      248,443
  Hertz Corporation
     8.88%, 01/01/14 144A               95,000       99,037
  Hexion US Finance Corporation
     9.00%, 07/15/14##                  30,000       31,050
  Host Marriott LP
     9.50%, 01/15/07                   550,000      567,875
     9.25%, 10/01/07                    32,000       33,680
     6.75%, 06/01/16 144A               40,000       40,150
  HSBC Bank USA NA
     5.00%, 09/21/07++               1,300,000    1,302,798
  HSBC Finance Corporation
     8.00%, 07/15/10                   440,000      480,542
     7.00%, 05/15/12                   390,000      417,378
     6.38%, 11/27/12##                  70,000       72,636
  IMC Global, Inc.
     10.88%, 06/01/08##                 49,000       53,777
     10.88%, 08/01/13                   50,000       57,500
  iStar Financial, Inc.
     8.75%, 08/15/08                   200,000      213,982
     5.13%, 04/01/11##                 175,000      169,100
     5.65%, 09/15/11##                 250,000      246,868
     6.50%, 12/15/13                   125,000      126,931
  JC Penny Co., Inc.
     7.40%, 04/01/37                    50,000       54,160
  JPM Capital Trust II
     7.95%, 02/01/27##                 700,000      739,326
  JPMorgan Chase & Co.
     5.75%, 01/02/13                   320,000      322,587
  Kansas City Southern Railway
     9.50%, 10/01/08                   119,000      127,628
  Kerr-McGee Corporation
     7.88%, 09/15/31##               1,880,000    2,156,834
  Koch Forest Products, Inc.
     5.00%, 12/20/12@                4,000,000    4,033,908
  L-3 Communications
     Corporation
     7.63%, 06/15/12##                 250,000      259,375
     6.38%, 10/15/15 144A              250,000      247,500
     6.38%, 10/15/15                   120,000      118,800
  Lamar Media Corporation
     7.25%, 01/01/13##                 110,000      113,300
  Lehman Brothers Holdings, Inc.
     4.00%, 01/22/08##                 570,000      557,633
  Liberty Media Corporation
     7.88%, 07/15/09##                  10,000       10,573
     5.70%, 05/15/13##                  25,000       23,373
     3.75%, 02/15/30 CONV               40,000       22,750
  Liberty Mutual Group
     5.75%, 03/15/14 144A##            250,000      243,403
     7.00%, 03/15/34 144A##             75,000       76,435

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                        Par         Value
                                    ----------   ----------
  Lockheed Martin Corporation
     8.50%, 12/01/29                $  190,000   $  247,406
  Lyondell Chemical Co.
     9.63%, 05/01/07                    48,000       49,800
  MacDermid, Inc.
     9.13%, 07/15/11                   111,000      117,660
  Merrill Lynch & Co., Inc.
     3.38%, 09/14/07##                 420,000      408,906
  MidAmerican Energy Holdings
     Co.
     6.13%, 04/01/36 144A@             350,000      343,776
  Mizuho JGB Investment LLC
     9.87%, 12/31/49 144A++@            250,000      271,556
  NationsRent Cos., Inc.
     9.50%, 10/15/10                    22,000       24,035
  New Cingular Wireless
     Services, Inc.
     7.88%, 03/01/11                   100,000      109,719
     8.13%, 05/01/12                   135,000      151,766
  Nextel Communications, Inc.
     5.95%, 03/15/14##                 294,000      291,427
     7.38%, 08/01/15                   130,000      136,436
  Niagara Mohawk Power
     Corporation
     7.75%, 10/01/08                 1,340,000    1,409,231
  Nortek, Inc.
     8.50%, 09/01/14                    62,000       63,395
  Northrop Grumman
     Corporation
     4.08%, 11/16/06                   280,000      278,041
  NRG Energy, Inc.
     7.25%, 02/01/14##                 210,000      213,938
  Omnicare, Inc.
     6.88%, 12/15/15##                 239,000      239,598
  Oncor Electric Delivery Co.
     6.38%, 01/15/15                   140,000      144,712
  Oxford Industries, Inc.
     8.88%, 06/01/11                    60,000       62,100
  Pacific Energy Partners LP
     7.13%, 06/15/14                    60,000       61,350
  Pacific Gas & Electric Co.
     6.05%, 03/01/34                   710,000      697,099
  Patrons' Legacy
     5.65%, 01/17/17 144A              640,000      636,072
  Peabody Energy Corporation
     6.88%, 03/15/13##                 145,000      147,900
  Pemex Project Funding Master
     Trust
     9.13%, 10/13/10                 1,075,000    1,212,062
     6.63%, 06/15/35 144A##             60,000       58,035
  PHH Corporation
     6.00%, 03/01/08##                 900,000      906,688
  Plains Exploration &
     Production Co.
     7.13%, 06/15/14##                 100,000      103,250
  Pogo Producing Co.
     6.88%, 10/01/17                   130,000      129,025
  Popular North America, Inc.
     6.13%, 10/15/06##                 200,000      200,807
     4.25%, 04/01/08                   300,000      292,720
     3.88%, 10/01/08                   250,000      239,971
  PPL Capital Funding Trust I
     7.29%, 05/18/06                 1,400,000    1,402,702
  Pride International, Inc.
     7.38%, 07/15/14                   130,000      137,150

                                        Par         Value
                                    ----------   ----------
  Progress Energy, Inc.
     7.75%, 03/01/31                $  425,000   $  495,525
  Prudential Funding LLC
     6.60%, 05/15/08 144A              600,000      614,770
  PVNGS II Funding
     Corporation, Inc.
     8.00%, 12/30/15                 1,719,000    1,843,397
  Qwest Capital Funding, Inc.
     7.25%, 02/15/11##                 200,000      203,750
  Qwest Corporation
     5.63%, 11/15/08                   600,000      598,500
     8.88%, 03/15/12##                 200,000      224,500
     7.50%, 06/15/23                   500,000      510,625
  Rabobank Capital Funding II
     5.26%, 12/29/13 144A++             50,000       48,134
  Rabobank Capital Funding
     Trust III
     5.25%, 10/31/49 144A++            350,000      331,446
  Raytheon Co.
     6.00%, 12/15/10                     5,000        5,103
     5.50%, 11/15/12                    10,000        9,965
     5.38%, 04/01/13                   115,000      113,682
  Reader's Digest Association,
     Inc.
     6.50%, 03/01/11                    50,000       50,125
  Russell Corporation
     9.25%, 05/01/10                    71,000       74,018
  Safeco Corporation
     4.20%, 02/01/08                   450,000      440,038
  SBC Communications, Inc.
     4.13%, 09/15/09                   250,000      239,256
     5.10%, 09/15/14##                 550,000      522,904
  SemGroup LP
     8.75%, 11/15/15 144A               10,000       10,250
  Sinclair Broadcast Group, Inc.
     8.00%, 03/15/12##                  20,000       20,500
  SLM Corporation
     4.54%, 04/01/09++               1,130,000    1,095,275
  Sonat, Inc.
     7.63%, 07/15/11##                 460,000      476,100
  Southern Natural Gas Co.
     8.88%, 03/15/10                   130,000      138,938
     8.00%, 03/01/32                   400,000      440,695
  Sovereign Bancorp, Inc.
     5.13%, 08/25/06++                 300,000      300,167
  Sovereign Bank
     4.38%, 08/01/13++                 525,000      511,632
  Sprint Capital Corporation
     4.78%, 08/17/06 STEP              710,000      708,601
     6.00%, 01/15/07                   290,000      291,431
     6.13%, 11/15/08##                 310,000      315,686
     7.63%, 01/30/11##                 250,000      270,648
     8.38%, 03/15/12##                 300,000      339,372
     6.88%, 11/15/28                   550,000      569,098
  Suburban Propane Partners LP
     6.88%, 12/15/13                   230,000      221,950
  Sungard Data Systems, Inc.
     9.13%, 08/15/13 144A##            120,000      127,500
  TCI Communications Financing
     III
     9.65%, 03/31/27                 2,610,000    2,806,314
  Tenet Healthcare Corporation
     9.88%, 07/01/14                   170,000      172,975
     9.25%, 02/01/15 144A##          1,655,000    1,663,275

                       See Notes to Financial Statements.

                                            Par         Value
                                        ----------   ----------
  Tennessee Valley Authority
     5.38%, 04/01/46                    $1,800,000   $1,774,771
  Terex Corporation
     7.38%, 01/15/14##                      20,000       20,600
  Time Warner Entertainment Co.
     LP
     8.38%, 07/15/33                       320,000      369,399
  Time Warner, Inc.
     6.88%, 05/01/12                       110,000      115,475
     7.70%, 05/01/32                     1,310,000    1,444,884
  Transcontinental Gas Pipe Line
     Corporation
     5.88%, 04/15/08 144A++              1,500,000    1,521,922
  TXU Corporation
     4.80%, 11/15/09                       500,000      482,855
     6.50%, 11/15/24##                     275,000      252,015
     6.55%, 11/15/34                     1,080,000      980,042
  TXU Energy Co. LLC
     7.00%, 03/15/13                       150,000      156,449
  Tyco International Group SA
     Participation Certificate Trust
     4.44%, 06/15/07 144A@                 400,000      393,603
  Tyson Foods, Inc.
     7.25%, 10/01/06                       100,000      100,877
  Unilever Capital Corporation
     7.13%, 11/01/10##                     285,000      303,577
  Union Pacific Corporation
     6.65%, 01/15/11                       260,000      271,264
  United Air Lines, Inc.
     9.21%, 01/21/17                       135,733       17,778
     9.56%, 10/19/18                       262,152      141,152
  United Telephone Co. of Kansas
     6.89%, 07/01/08@                      500,000      504,353
  Ventas Realty LP
     8.75%, 05/01/09                        70,000       74,550
     9.00%, 05/01/12                        30,000       33,825
     6.50%, 06/01/16 144A                   70,000       70,000
  Verizon Communications, Inc.
     5.55%, 02/15/16                     2,100,000    2,030,704
  Verizon Global Funding
     Corporation
     4.38%, 06/01/13##                     140,000      128,696
     5.85%, 09/15/35                       600,000      539,941
  Vintage Petroleum, Inc.
     8.25%, 05/01/12                       250,000      265,938
  Visteon Corporation
     8.25%, 08/01/10##                     150,000      124,500
  Wachovia Bank NA
     4.98%, 03/23/09++                   3,750,000    3,751,751
  Wachovia Capital Trust III
     5.80%, 08/29/49++                     580,000      570,441
  Wachovia Corporation
     5.25%, 08/01/14                     1,200,000    1,166,441
  Washington Mutual, Inc.
     8.25%, 04/01/10                       250,000      272,319
  Waste Management, Inc.
     7.75%, 05/15/32##                     980,000    1,153,019
  Westlake Chemical Corporation
     6.63%, 01/15/16##                      80,000       79,500
  Weyerhaeuser Co.
     6.75%, 03/15/12                     1,885,000    1,964,709
  Williams Cos., Inc.
     7.50%, 01/15/31##                     270,000      281,475
     7.75%, 06/15/31                       200,000      213,000

                                            Par          Value
                                        ----------   ------------
     8.75%, 03/15/32##                  $1,130,000   $  1,327,750
  Xerox Corporation
     7.13%, 06/15/10                       250,000        260,000
  XTO Energy, Inc.
     7.50%, 04/15/12                        43,000         47,003
     6.25%, 04/15/13##                     255,000        264,148
  ZFS Finance USA Trust I
     6.15%, 12/15/49 144A++                500,000        487,433
                                                     ------------
TOTAL CORPORATE BONDS
  (Cost $124,483,708)                                 125,357,329
                                                     ------------
FOREIGN BONDS - 10.4%
Argentina - 0.1%
  Argentina Bonos
     2.00%, 02/04/18(R)++                  670,000        308,923
  Republic of Argentina
     2.00%, 01/03/16(R)                    660,000        387,700
     8.26%, 12/15/35(R)-++               5,252,226        156,821
                                                     ------------
                                                          853,444
                                                     ------------
Australia - 0.2%
  QBE Insurance Group, Ltd.
     5.65%, 07/01/23 144A++                525,000        508,007
  Queensland Treasury
     Corporation
     6.00%, 06/14/11(A)                  2,430,000      1,778,145
                                                     ------------
                                                        2,286,152
                                                     ------------
Belgium - 0.4%
  Belgium Treasury Bill
     2.48%, 06/15/06(E)-                 2,550,000      3,074,144
     2.57%, 07/13/06(E)-                 1,090,000      1,311,173
                                                     ------------
                                                        4,385,317
                                                     ------------
Bermuda - 0.5%
  ACE, Ltd.
     6.00%, 04/01/07                       350,000        351,944
  Arch Capital Group, Ltd.
     7.35%, 05/01/34##                     475,000        510,196
  Aspen Insurance Holdings, Ltd.
     6.00%, 08/15/14                       325,000        315,172
  Endurance Specialty Holdings,
     Ltd.
     6.15%, 10/15/15##                     525,000        521,153
  Intelsat Subsidiary Holding Co.,
     Ltd.
     8.63%, 01/15/15##                      30,000         31,125
  Intelsat, Ltd.
     6.50%, 11/01/13##                     110,000         82,775
  Tyco International Group SA
     5.80%, 08/01/06                       800,000        801,009
     6.13%, 11/01/08##                      90,000         91,274
     6.00%, 11/15/13##                   2,920,000      2,937,704
                                                     ------------
                                                        5,642,352
                                                     ------------
Brazil - 0.5%
  Federal Republic of Brazil
     5.19%, 04/15/06++                     176,000        174,460
     5.25%, 04/15/12++                     114,708        114,937
     7.88%, 03/07/15##                     284,000        307,288
     8.88%, 10/14/19                        50,000         57,875
     8.88%, 04/15/24                       149,000        172,617
     10.13%, 05/15/27##                    821,000      1,066,479
     12.25%, 03/06/30##                    122,000        186,050
     7.13%, 01/20/37##                     100,000         98,250

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                       Par         Value
                                   ----------   ----------
     11.00%, 08/17/40##            $2,592,000   $3,328,776
                                                ----------
                                                 5,506,732
                                                ----------
Bulgaria - 0.1%
  Republic of Bulgaria
     8.25%, 01/15/15                  480,000      563,040
                                                ----------
Canada - 0.4%
  Bombardier Capital Funding LP
     6.13%, 05/14/07(E)               250,000      310,538
  Canadian Government
     Inflationary Index
     4.00%, 12/01/31(C)               770,000    1,178,599
  Conoco Funding Co.
     7.25%, 10/15/31                  315,000      369,567
  General Motors Nova Scotia
     Finance Co.
     6.85%, 10/15/08##              1,670,000    1,415,325
  Hydro Quebec
     6.30%, 05/11/11                  305,000      318,303
  Quebecor Media, Inc.
     7.75%, 03/15/16 144A##            40,000       41,300
  Rogers Cable, Inc.
     5.50%, 03/15/14                  350,000      333,375
     6.75%, 03/15/15                   10,000       10,250
  Rogers Wireless, Inc.
     8.04%, 12/15/10++                250,000      259,375
     6.38%, 03/01/14 144A             100,000      100,250
     6.38%, 03/01/14                   30,000       30,075
  Sun Media Corporation
     7.63%, 02/15/13                   50,000       51,750
  Western Oil Sands, Inc.
     8.38%, 05/01/12                   95,000      105,925
                                                ----------
                                                 4,524,632
                                                ----------
Cayman Islands - 0.4%
  MUFG Capital Finance 1, Ltd.
     6.35%, 07/25/25++                450,000      447,207
  Petroleum Export, Ltd.
     4.62%, 06/15/10 144A             850,000      834,822
     4.63%, 06/15/10 144A           1,133,333    1,113,095
  Resona Preferred Global
     Securities Cayman, Ltd.
     7.19%, 07/30/15 144A++           690,000      721,161
  Shinsei Finance Cayman, Ltd.
     6.42%, 07/20/48 144A++##         700,000      690,246
  Systems 2001 Asset Trust LLC
     6.66%, 09/15/13 144A             879,255      916,927
                                                ----------
                                                 4,723,458
                                                ----------
Chile - 0.0%
  Codelco, Inc.
     4.75%, 10/15/14 144A             210,000      196,912
                                                ----------
Colombia - 0.1%
  Republic of Colombia
     11.75%, 02/25/20                 605,000      865,150
     8.13%, 05/21/24##                 50,000       56,250
                                                ----------
                                                   921,400
                                                ----------
Egypt - 0.2%
  Egypt Government AID Bonds
     4.45%, 09/15/15                2,600,000    2,454,925
                                                ----------

                                        Par          Value
                                   ------------   -----------
France - 1.8%
  Compagnie Generale de
     Geophysique SA
     7.50%, 05/15/15 144A          $     70,000   $    72,450
  French Treasury Bill
     2.41%, 05/24/06(E)-              9,020,000    10,891,597
     2.58%, 07/20/06(E)-              6,850,000     8,235,639
  Legrand SA
     8.50%, 02/15/25                    250,000       307,500
                                                  -----------
                                                   19,507,186
                                                  -----------
Germany - 1.1%
  Deutsche Bundesrepublik
     6.50%, 07/04/27(E)               2,000,000     3,281,715
  German Treasury Bill
     2.71%, 09/13/06(E)-              6,770,000     8,102,948
  Kabel Deutschland GmbH
     10.63%, 07/01/14 144A##            235,000       252,038
                                                  -----------
                                                   11,636,701
                                                  -----------
Guatemala - 0.0%
  Republic of Guatemala
     8.13%, 10/06/34 144A                20,000        22,800
                                                  -----------
Ireland - 0.0%
  Eircom Funding
     8.25%, 08/15/13                    130,000       140,563
                                                  -----------
Italy - 0.2%
  Republic of Italy
     3.80%, 03/27/08(J)             156,000,000     1,407,380
  Telecom Italia Capital SA
     4.00%, 01/15/10##                  225,000       211,703
     5.25%, 11/15/13                    165,000       156,579
     4.95%, 09/30/14                    835,000       769,664
     5.25%, 10/01/15                    130,000       121,177
                                                  -----------
                                                    2,666,503
                                                  -----------
Japan - 0.2%
  Aiful Corporation
     5.00%, 08/10/10 144A               600,000       581,049
  Resona Bank, Ltd.
     4.13%, 06/27/49 144A(E)++          500,000       590,469
     5.85%, 07/15/49 144A++@##          475,000       461,766
                                                  -----------
                                                    1,633,284
                                                  -----------
Luxembourg - 0.1%
  GazInvest Luxemburg SA for
     Gazprombank
     7.25%, 10/30/08                    700,000       720,370
                                                  -----------
Malaysia - 0.0%
  Petronas Capital, Ltd.
     7.88%, 05/22/22 144A               430,000       510,463
                                                  -----------
Marshall Islands - 0.0%
  Teekay Shipping Corporation
     8.88%, 07/15/11                    176,000       194,480
                                                  -----------
Mexico - 1.0%
  America Movil SA de CV
     4.13%, 03/01/09                    200,000       192,754
     5.50%, 03/01/14                    300,000       288,268
     6.38%, 03/01/35                    150,000       141,785
  United Mexican States
     7.50%, 01/14/12                    435,000       470,887
     8.00%, 12/19/13(M)              43,750,000     3,894,651
     11.50%, 05/15/26##               1,070,000     1,663,850

                       See Notes to Financial Statements.

                                       Par          Value
                                   -----------   -----------
     8.30%, 08/15/31               $   660,000   $   799,260
     7.50%, 04/08/33##               3,172,000     3,544,710
                                                 -----------
                                                  10,996,165
                                                 -----------
Netherlands - 0.8%
  Deutsche Telekom International
     Finance BV
     5.75%, 03/23/16                   510,000       499,144
     8.25%, 06/15/30##                 600,000       719,807
  Dutch Treasury Certificate
     2.13%, 04/28/06(E)-             5,700,000     6,896,152
  Royal KPN NV
     8.00%, 10/01/10                   780,000       838,026
  TPSA Finance BV
     7.75%, 12/10/08 144A              375,000       395,212
                                                 -----------
                                                   9,348,341
                                                 -----------
Panama - 0.1%
  Republic of Panama
     9.63%, 08/08/11                     1,000         1,158
     9.38%, 01/16/23                   420,000       522,900
     7.13%, 01/29/26                   630,000       645,750
     8.88%, 09/30/27                    30,000        36,600
                                                 -----------
                                                   1,206,408
                                                 -----------
Peru - 0.1%
  Republic of Peru
     5.00%, 03/07/17++                 205,400       196,157
     5.00%, 03/07/17 144A++            474,000       452,670
     8.75%, 11/21/33##                 124,000       138,880
                                                 -----------
                                                     787,707
                                                 -----------
Qatar - 0.1%
  State of Qatar
     9.75%, 06/15/30                   750,000     1,104,375
                                                 -----------
Russia - 0.9%
  Ministry Finance of Russia
     3.00%, 05/14/08##                 750,000       712,350
  Russian Federation
     8.25%, 03/31/10##               2,900,000     3,074,580
     5.00%, 03/31/30 STEP            5,650,000     6,212,576
                                                 -----------
                                                   9,999,506
                                                 -----------
South Korea - 0.0%
  Export-Import Bank of Korea
     5.25%, 02/10/14 144A              235,000       228,336
                                                 -----------
Supranational - 0.8%
  Inter-American Development
     Bank
     1.00%, 03/24/15                13,000,000     8,994,076
                                                 -----------
United Kingdom - 0.3%
  BP Capital Markets PLC
     2.75%, 12/29/06                   740,000       728,156
  HBOS Capital Funding LP
     6.07%, 12/31/49 144A++##          600,000       600,857
  HSBC Capital Funding LP
     4.61%, 12/29/49 144A++##          960,000       883,927
  Royal & Sun Alliance Insurance
     Group
     8.50%, 12/08/14(U)++              150,000       304,524
  Royal Bank of Scotland Group
     PLC
     4.93%, 12/21/07 144A++          1,100,000     1,100,665
                                                 -----------
                                                   3,618,129
                                                 -----------

                                         Par          Value
                                     ----------   ------------
Venezuela - 0.0%
  Petrozuata Finance, Inc.
     8.22%, 04/01/17 144A            $  140,000   $    137,900
                                                  ------------
TOTAL FOREIGN BONDS
  (Cost $113,641,790)                              115,511,657
                                                  ------------
MORTGAGE-BACKED SECURITIES - 54.5%
  ABN Amro Mortgage
     Corporation
     14.71%, 06/25/33 IO-@              791,630         87,602
  Banc of America Commercial
     Mortgage, Inc.
     5.12%, 10/10/45++                3,000,000      2,901,511
     5.18%, 09/10/47++                3,000,000      2,926,431
  Bear Stearns Adjustable Rate
     Mortgage Trust
     5.62%, 02/25/33++                  421,162        418,446
     3.51%, 06/25/34++                1,300,000      1,235,795
  Bear Stearns Alt-A Trust
     5.14%, 02/25/34 STEP               312,782        312,976
     5.42%, 05/25/35++                1,303,532      1,293,583
  CC Mortgage Funding
     Corporation
     5.17%, 07/25/34 144A++             939,066        940,764
  Commercial Mortgage
     Pass-Through Certificates
     4.65%, 03/15/20 144A++           1,800,000      1,799,766
  Commerical Mortgage Asset
     Trust
     7.55%, 01/17/10++                  440,000        465,834
  Countrywide Alternative Loan
     Trust
     5.17%, 09/25/35++                6,152,136      6,184,632
     5.15%, 10/25/35 STEP             4,027,177      4,044,410
     5.08%, 11/20/35++                1,982,180      1,988,151
     5.10%, 11/20/35++                3,368,717      3,382,928
     5.11%, 11/20/35++                  987,168        992,230
     5.16%, 11/20/35++                1,480,753      1,484,701
     5.11%, 12/20/35++                4,146,107      4,167,367
     4.85%, 12/25/35++                2,028,783      2,029,221
     5.12%, 12/25/35 STEP             2,470,603      2,473,280
     4.80%, 02/25/36 STEP             2,663,130      2,663,263
     4.92%, 02/28/36++                  997,707        997,777
  Countrywide Home Loan
     Mortgage Pass-Through Trust
     5.06%, 03/25/36++                1,456,908      1,457,287
  CS First Boston Mortgage
     Securities Corporation
     14.44%, 04/25/33 IO-@               87,335          6,894
     13.07%, 05/25/33 IO-@               88,871          4,691
     14.00%, 06/25/33 IO-@               65,910          4,439
     10.72%, 07/25/33 IO-++@            661,142          6,289
     14.80%, 07/25/33 IO-@              880,436        144,111
     10.84%, 08/25/33 IO-++@            717,993          6,148
  Federal Home Loan Mortgage
     Corporation
     8.00%, 10/01/07                        533            537
     7.00%, 11/01/14                    138,208        142,166
     7.00%, 04/01/15                     96,372         99,131
     8.00%, 06/01/15                      4,833          4,907
     7.00%, 12/01/15                     81,713         84,047
     6.00%, 04/15/16                    232,177        232,405
     8.50%, 06/01/16                     16,461         17,534
     4.50%, 04/01/18                    144,428        138,205
     4.50%, 06/01/18                    135,363        129,471

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                       Par                  Value
                                    ----------           ----------
     8.50%, 06/01/18                $   13,490           $   14,368
     4.50%, 08/01/18                   277,068              265,006
     4.50%, 01/01/19                   350,830              335,558
     4.50%, 02/01/19                 2,055,052            1,965,592
     5.00%, 04/18/21 TBA             2,000,000            1,948,750
     6.50%, 04/15/22 PO-@               56,917               56,597
     8.00%, 08/01/24                     8,919                9,519
     5.50%, 11/01/25                 1,965,839            1,934,714
     7.50%, 11/01/29                    31,182               32,620
     6.50%, 12/01/29                   613,393              628,337
     7.50%, 12/01/29                    49,501               51,783
     7.50%, 02/01/31                    54,015               56,443
     5.61%, 07/01/31++                  99,588              101,955
     5.62%, 08/01/31++                  78,563               80,536
     7.50%, 11/01/31                    49,480               51,699
     6.50%, 12/01/31                   195,717              200,228
     5.35%, 04/01/32++                  41,882               41,908
     6.50%, 12/01/32                 3,658,422            3,737,021
     4.27%, 03/01/34++                  26,272               25,688
     6.50%, 07/01/34                 1,478,081            1,506,845
     5.00%, 04/12/35 TBA             2,200,000            2,092,750
     5.50%, 05/01/35                 2,908,419            2,840,551
     5.00%, 09/01/35                 2,334,497            2,221,747
     5.00%, 10/01/35                   893,852              850,682
     5.00%, 12/01/35                 4,219,378            4,015,593
     4.43%, 02/01/36-@               1,390,825              982,827
     6.00%, 02/01/36                 2,695,268            2,696,952
     4.88%, 07/25/44++               6,363,700            6,392,519
  Federal Housing Administration
     7.43%, 10/01/18                   395,715              391,751
  Federal National Mortgage
     Association
     6.50%, 05/25/08                   212,844              214,144
     54.67%, 10/25/08 IO-++@           373,370               19,727
     4.00%, 06/01/13                   132,608              125,645
     4.00%, 07/01/13                   177,314              168,003
     4.00%, 08/01/13                   245,138              232,268
     4.00%, 09/01/13                   459,198              435,090
     4.00%, 10/01/13                   951,606              901,647
     8.00%, 06/01/15                    68,433               72,758
     8.00%, 06/15/15                    29,258               31,108
     8.00%, 07/01/15                    65,035               69,146
     8.00%, 09/01/15                   106,270              112,987
     6.00%, 10/25/15                   102,010              101,737
     5.00%, 12/25/15                   422,093              419,224
     6.00%, 05/01/16                   240,474              243,838
     6.00%, 07/01/16                    32,057               32,505
     6.00%, 02/01/17                   624,667              633,150
     5.00%, 11/01/17                   324,577              317,319
     5.00%, 12/01/17                 2,483,327            2,427,240
     5.00%, 01/01/18                 3,881,547            3,794,181
     5.00%, 01/18/18 TBA            11,000,000           10,721,568
     5.00%, 02/01/18                   681,136              665,786
     5.50%, 02/01/18                   279,322              277,703
     5.00%, 04/01/18                   197,489              192,928
     5.00%, 05/01/18                 1,284,342            1,254,680
     5.00%, 06/01/18                   165,013              160,886
     5.00%, 11/01/18                   674,436              658,859
     5.00%, 04/01/19                 1,113,644            1,087,925
     4.00%, 05/01/19                13,535,102           12,682,762
     5.00%, 07/01/19                   999,999              975,801
     5.50%, 04/01/20 TBA            10,800,000           10,732,500
     5.00%, 04/01/21 TBA             7,500,000            7,310,160
     6.00%, 08/25/21 IO-@                  387                9,938

                                       Par                  Value
                                    ----------           ----------
     6.00%, 10/25/21 IO-@           $      745           $   16,740
     19.30%, 01/25/22++                277,473              331,598
     3.91%, 03/25/22++                 317,789              312,107
     9.50%, 05/01/22                     9,745               10,618
     4.01%, 07/01/22++                  53,326               53,696
     6.00%, 01/01/23                   228,180              229,552
     9.50%, 07/01/24                    19,054               20,691
     4.32%, 07/01/27++                  67,927               68,172
     5.64%, 08/01/27++                 215,964              220,413
     4.22%, 11/01/27++                 114,258              114,669
     6.50%, 12/25/28                    74,839               74,862
     6.50%, 12/01/29                   367,689              376,986
     7.39%, 02/01/30++                 198,685              199,628
     5.18%, 05/25/30++               3,278,920            3,308,929
     5.55%, 06/01/30++                 159,738              164,916
     8.00%, 10/01/30                   105,413              112,461
     4.92%, 10/18/30++                 101,015              101,782
     5.88%, 12/01/30++                  35,985               37,110
     4.22%, 01/01/31++                  27,518               27,662
     5.66%, 04/01/31++                  42,909               44,002
     6.42%, 05/01/31++                  20,307               20,596
     5.36%, 06/01/31++                  45,932               47,381
     5.38%, 06/01/31++                  95,119               98,127
     5.49%, 06/01/31++                  53,340               54,928
     6.00%, 01/01/32                   142,343              142,491
     6.00%, 03/01/32                   481,376              481,941
     6.50%, 03/01/32                   528,568              541,717
     6.00%, 04/01/32                 1,097,639            1,098,668
     4.22%, 06/01/32++                  31,815               31,975
     4.01%, 08/01/32++                  55,542               55,660
     3.79%, 02/01/33++                  43,721               44,646
     4.01%, 05/01/33++                 136,624              136,945
     0.01%, 07/25/33 IO-++@            544,113               27,376
     3.85%, 10/01/33++               1,980,648            1,938,412
     5.50%, 04/01/34                19,043,006           18,647,499
     0.01%, 06/25/34 IO-++@          1,219,371               57,158
     5.50%, 09/01/34                18,222,659           17,813,676
     4.50%, 10/01/34                   366,477              339,704
     6.00%, 10/01/34                   288,756              288,877
     4.50%, 11/01/34                 1,469,456            1,360,353
     5.50%, 11/01/34                23,258,302           22,736,300
     6.50%, 11/01/34                   303,690              309,865
     4.50%, 12/01/34                   475,902              440,239
     4.64%, 12/01/34++               1,134,118            1,113,861
     6.50%, 12/01/34                   462,640              473,331
     6.00%, 01/01/35                 3,208,416            3,209,767
     4.50%, 02/01/35                   515,090              476,490
     5.50%, 02/01/35                30,159,105           29,482,224
     4.50%, 03/01/35                 2,039,560            1,883,167
     4.50%, 04/01/35                 1,041,180              960,756
     5.00%, 04/01/35 TBA             8,100,000            7,710,187
     5.50%, 04/13/35 TBA            53,200,000           51,919,902
     4.50%, 05/01/35                   865,585              798,725
     6.00%, 05/01/35                 4,073,685            4,075,130
     5.00%, 05/12/35 TBA             3,000,000            2,853,750
     6.00%, 07/01/35                 1,247,185            1,247,627
     5.50%, 08/01/35                    48,726               47,576
     4.50%, 09/01/35                 2,992,002            2,760,891
     5.50%, 09/01/35                 1,957,311            1,911,122
     6.00%, 10/01/35                   381,095              381,231
     4.22%, 11/01/35++                  55,920               56,182
     4.48%, 11/01/35 PO-@            1,559,780            1,108,429
     5.65%, 11/01/35++               1,685,860            1,725,422
     5.66%, 11/01/35++               2,385,400            2,441,398

                       See Notes to Financial Statements.

                                       Par                  Value
                                    ----------           ----------
     6.00%, 11/01/35                $1,968,260           $1,968,958
     5.50%, 12/01/35                       863                  843
     4.50%, 04/01/36 TBA             1,800,000            1,659,938
     4.57%, 05/01/36++                 724,733              728,210
     5.00%, 05/01/36 TBA            67,600,000           64,304,500
     5.50%, 05/01/36 TBA            23,000,000           22,425,000
     6.00%, 05/01/36 TBA             5,600,000            5,591,253
     6.50%, 05/01/36 TBA             3,700,000            3,769,375
     4.22%, 12/01/37++                 243,517              244,675
     4.22%, 01/01/38++                 112,266              112,804
     4.88%, 06/01/40++                 264,653              261,516
     4.88%, 10/01/40++                 755,470              763,411
     4.22%, 11/01/40++                  97,757               98,230
  FFCA Secured Lending
     Corporation
     6.50%,
  07/18/20 IO 144A-++@               1,809,926               45,248
  First Horizon Alternative
     Mortgage Securities
     4.76%, 06/25/34++               1,474,164            1,450,372
  First Nationwide Trust
     8.50%, 09/25/31                     1,810                1,803
  First Union Commercial
     Mortgage Securities, Inc.
     7.38%, 04/18/07                 2,207,925            2,227,644
  First Union National Bank
     Commercial Mortgage Trust
     7.20%, 10/01/32                 1,500,000            1,601,621
  GE Capital Commercial
     Mortgage Corporation
     5.33%, 11/10/45++               1,230,000            1,213,289
  GMAC Commercial Mortgage
     Securities, Inc.
     6.87%, 08/15/07                   288,365              292,508
     6.28%, 11/15/39                 2,000,000            2,074,791
  Government National Mortgage
     Association
     7.00%, 10/15/25                    69,533               72,532
     7.00%, 01/15/26                    36,026               37,597
     7.00%, 07/15/27                   288,370              301,062
     7.00%, 12/15/27                     4,179                4,363
     7.00%, 01/15/28                    33,909               35,360
     7.00%, 03/15/28                   351,599              367,062
     7.00%, 07/15/28                    37,471               39,074
     7.50%, 07/15/28                    15,985               16,786
     6.50%, 08/15/28                    45,758               47,496
     7.00%, 08/15/28                    58,430               60,929
     7.50%, 08/15/28                    40,813               42,858
     6.50%, 09/15/28                   227,902              236,555
     7.00%, 10/15/28                    81,917               85,421
     7.50%, 03/15/29                    89,365               93,911
     7.50%, 11/15/29                    82,308               86,389
     4.13%, 11/20/29++                 230,537              232,538
     8.50%, 08/15/30                     7,327                7,890
     8.50%, 11/20/30                    60,099               64,481
     6.50%, 08/15/31                   327,152              339,133
     7.50%, 08/15/31                   110,338              115,733
     6.50%, 10/15/31                   566,833              587,733
     6.00%, 11/15/31                 1,211,842            1,226,156
     6.50%, 11/15/31                   466,613              483,703
     6.00%, 12/15/31                   415,045              419,948
     6.00%, 01/15/32                   764,832              774,461
     6.00%, 02/15/32                   930,002              940,987
     6.50%, 02/15/32                   799,418              828,858
     7.50%, 02/15/32                    46,996               49,291

                                       Par                  Value
                                    ----------           ----------
     15.40%, 02/16/32++             $  317,649           $  376,500
     6.00%, 04/15/32                   846,040              856,693
     6.50%, 04/15/32                   609,166              631,477
     7.50%, 04/15/32                   124,366              130,441
     6.50%, 06/15/32                 1,981,975            2,055,019
     6.50%, 07/15/32                   290,239              300,869
     6.50%, 08/15/32                 1,034,305            1,072,186
     6.50%, 09/15/32                   908,331              941,600
     6.00%, 10/15/32                   806,433              815,958
     6.00%, 11/15/32                   864,030              874,394
     6.00%, 12/15/32                   378,688              383,161
     6.50%, 12/15/32                    50,418               52,264
     6.00%, 01/15/33                   391,389              396,012
     6.00%, 02/15/33##                 305,326              308,933
     6.50%, 03/15/33                   264,319              274,000
     5.00%, 04/15/33                   399,078              387,134
     6.50%, 04/15/33                 2,331,387            2,416,774
     5.00%, 05/15/33                 2,909,311            2,822,401
     6.00%, 05/15/33                 2,864,671            2,898,508
     5.00%, 06/15/33                   451,541              438,026
     6.00%, 06/15/33                   300,488              304,037
     5.00%, 07/15/33                   944,590              916,318
     5.00%, 08/15/33                 1,654,680            1,603,543
     5.00%, 09/15/33                 1,369,058            1,326,360
     5.00%, 10/15/33                   697,093              675,654
     6.00%, 10/15/33                 1,188,935            1,202,979
     6.50%, 10/15/33                   520,514              539,578
     5.00%, 11/15/33                    88,529               85,884
     6.00%, 12/15/33                 1,196,309            1,210,440
     5.00%, 01/15/34                   587,343              569,548
     5.00%, 03/15/34                   748,682              725,999
     5.00%, 04/15/34                   272,812              264,546
     5.00%, 05/15/34                   170,380              165,218
     5.00%, 06/15/34                 1,167,006            1,131,651
     5.00%, 08/15/34                   679,785              659,190
     5.00%, 11/15/34                 1,682,016            1,631,055
     5.00%, 12/15/34                 1,572,091            1,524,462
     5.00%, 01/15/35                   675,418              654,473
     5.00%, 04/01/36 TBA               500,000              484,219
  GS Mortgage Securities
     Corporation II
     4.68%, 07/10/39                 1,300,000            1,243,230
  GSMPS Mortgage Loan Trust
     5.05%, 02/25/35 144A++          1,475,778            1,475,866
     5.17%, 09/25/35++               3,588,082            3,603,814
  GSR Mortgage Loan Trust
     4.54%, 10/25/35++               1,641,850            1,604,191
  HarborView Mortgage Loan
     Trust
     5.09%, 11/19/35 STEP++            973,816              974,202
     4.81%, 01/19/36 STEP              884,795              886,359
     4.82%, 01/19/36 STEP            2,987,232            2,993,278
  Impac CMB Trust
     5.18%, 10/25/34++                 764,997              765,796
     5.08%, 11/25/35 STEP            2,815,523            2,814,362
  Impac Secured Assets CMN
     Owner Trust
     4.83%, 05/25/35++               2,446,525            2,446,525
  Indymac ARM Trust
     5.17%, 09/28/31++                  84,608               84,299
  Indymac Index Mortgage Loan
     Trust
     5.10%, 09/25/35++                 850,476              818,587
     4.80%, 02/01/36++               1,992,075            1,992,075

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                        Par                  Value
                                    ----------           ------------
  JP Morgan Chase Commercial
     Mortgage Securities
     Corporation
     4.90%, 09/12/37                $2,900,000           $  2,757,566
     4.92%, 10/15/42++                 200,000                190,308
  LB-UBS Commercial Mortgage
     Trust
     4.66%, 07/15/30                 1,000,000                953,654
     4.74%, 07/15/30                   830,000                781,930
     5.16%, 02/15/31                 2,000,000              1,936,505
     6.50%,
       06/15/36 IO 144A-++@          5,195,938                202,657
     4.95%, 09/15/40                   900,000                861,745
  Lehman XS Trust
     5.12%, 11/25/35++               5,995,543              5,996,797
     4.85%, 01/30/40++               2,482,626              2,484,562
  Luminent Mortgage Trust
     5.02%, 02/25/46++               1,990,429              1,988,252
  Master Adjustable Rate
     Mortgages Trust
     5.20%, 05/25/34++                 897,542                878,723
  Master Reperforming Loan
     Trust
     7.00%, 08/25/34 144A            1,477,078              1,504,322
  MLCC Mortgage Investors, Inc.
     4.45%, 09/25/27 STEP            1,702,679              1,703,544
  Morgan Stanley Capital I
     5.16%, 10/12/42++               3,000,000              2,905,054
  Nomura Asset Acceptance
     Corporation
     5.05%, 06/25/10++               3,457,408              3,403,055
  Opteum Mortgage Acceptance
     Corporation
     4.99%, 08/25/35 STEP            3,178,954              3,180,141
  Residential Asset Mortgage
     Products, Inc.
     4.56%, 07/25/41 144A++          1,507,321              1,510,609
  Residential Asset Securitization
     Trust
     5.27%, 04/25/33++                  60,775                 60,785
  Sequoia Mortgage Trust
     5.05%, 07/20/33++                 825,015                825,910
     5.30%, 11/20/34 STEP              953,095                954,806
  Structured Adjustable Rate
     Mortgage Loan Trust
     5.16%, 08/25/35++               3,041,486              3,047,695
  Structured Asset Mortgage
     Investments, Inc.
     5.13%, 12/25/35 STEP            3,208,273              3,213,368
     4.81%, 02/28/36++               2,000,000              2,001,279
  Thornburg Mortgage Securities
     Trust
     4.99%, 01/25/36++               6,446,351              6,433,517
  Wachovia Bank Commercial
     Mortgage Trust
     5.20%, 10/15/44++               3,000,000              2,932,225
  Washington Mutual, Inc.
     10.78%, 01/25/08 IO-++@           889,327                 13,337
     10.66%, 05/25/08 IO-@           1,917,519                 10,986
     10.69%, 06/25/08 IO-++@         3,037,050                 42,739
     4.80%, 12/25/27 STEP++          4,162,849              4,159,877
     4.68%, 02/25/33++                 176,206                173,992
     5.02%, 06/25/42++                 226,410                227,527
     4.87%, 07/25/45                 3,269,268              3,273,078
     5.11%, 07/25/45                 1,634,634              1,636,539

                                       Par                   Value
                                    -----------          ------------
     5.14%, 07/25/45++              $ 3,538,557          $  3,549,920
     5.14%, 08/25/45++               10,333,749            10,387,312
     4.87%, 10/25/45                  4,987,383             5,010,895
     5.11%, 10/25/45                  3,246,504             3,261,809
     5.08%, 11/25/45++                2,911,071             2,916,121
     4.85%, 12/25/45++                2,443,536             2,448,180
     5.11%, 12/25/45++                5,180,296             5,196,013
     11.33%, 01/01/49 IO-++@          2,298,147                20,219
  Wells Fargo Mortgage-Backed
     Securities Trust
     3.54%, 09/25/34++                2,440,000             2,317,600
     4.98%, 10/25/35++                2,564,346             2,538,141
     5.10%, 03/25/36++                3,967,980             3,907,349
                                                         ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $612,003,832)                                     605,106,005
                                                         ------------
MUNICIPAL BONDS - 1.0%
  Las Vegas Valley, Nevada Water
     District, Series A General
     Obligation Bond (FGIC
     Insured)
     5.00%, 06/01/32                  1,000,000             1,029,580
  Massachusetts State Special
     Obligation, Series A Revenue
     Bond, Pre-refunded 06/01/12
     @ 100 (FGIC Insured)
     5.00%, 06/01/12                  2,945,000             3,127,237
  Massachusetts State Water
     Resources Authority, Series J
     Revenue Bond (FSA Insured)
     5.00%, 08/01/32                  1,250,000             1,283,287
  Minnesota State General
     Obligation Bond
     5.00%, 10/01/20                    200,000               209,868
  New York State Urban
     Development Corporation,
     Series A Revenue Bond,
     Pre-refunded 03/15/12 @ 100
     5.13%, 03/15/12                  1,500,000             1,608,135
  South Carolina Transportation
     Infrastructure Bank, Series A
     Revenue Bond (AMBAC
     Insured)
     5.00%, 10/01/23                  2,700,000             2,800,872
  Virginia State Housing
     Development Authority,
     Commonwealth Mortgage,
     Series H Revenue Bond
     (MBIA Insured)
     5.38%, 07/01/36                  1,000,000             1,047,440
                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $10,482,072)                                       11,106,419
                                                         ------------

                                      Number of
                                      Contracts
                                     ----------
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $94.75, Expires
     09/18/06                             21                    6,825
  90-Day Eurodollar Futures,
     Strike Price $95.25, Expires
     06/19/06                            165                    1,031
                                                                -----
                                                                7,856
                                                                -----

                       See Notes to Financial Statements.

                                         Number of
                                         Contracts         Value
                                       ------------     -----------
Call Swaptions - 0.0%
  3-Month LIBOR, Strike Price
     $4.25, Expires 10/12/06                  1,030     $        659
  3-Month LIBOR, Strike Price
     $4.25, Expires 10/19/06                    910              673
  3-Month LIBOR, Strike Price
     $4.25, Expires 10/24/06                    920              754
  3-Month LIBOR, Strike Price
     $4.50, Expires 01/22/07                  5,500           40,920
  3-Month LIBOR, Strike Price
     $4.50, Expires 10/18/06                  2,250            6,323
  3-Month LIBOR, Strike Price
     $4.75, Expires 08/10/06                    450            1,535
  3-Month LIBOR, Strike Price
     $5.00, Expires 03/08/07                  2,780           96,911
  3-Month LIBOR, Strike Price
     $5.75, Expires 04/27/09                    280          243,768
                                                        ------------
                                                             391,543
                                                        ------------
Put Options - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $91.75, Expires
     12/18/06                                   199            1,244
  Japanese Yen, Strike Price
     $115.00, Expires 05/26/06                4,600           35,861
                                                        ------------
                                                              37,105
                                                        ------------
Put Swaptions - 0.0%
  30-Year Federal National
     Mortgage Association, Strike
     Price $89.50, Expires
     06/06/06                                   160            1,357
  3-Month LIBOR, Strike Price
     $6.25, Expires 04/27/09                    280          105,610
                                                        ------------
                                                             106,967
                                                        ------------
TOTAL PURCHASED OPTIONS
  (Cost $1,052,223)                                          543,471
                                                        ------------

                                          Shares
                                       ------------
PREFERRED STOCKS - 0.1%
  CORTS Trust for Ford Motor
     Co.##                                    9,100          156,065
  General Motors Corpora-
     tion CONV##                             51,150          830,676
                                                        ------------
TOTAL PREFERRED STOCKS
  (Cost $1,069,841)                                          986,741
                                                        ------------
RIGHTS - 0.0%
  United Mexican States
     Recovery Rights Series D,
     06/30/06                             1,100,000           15,400
  United Mexican States
     Recovery Rights Series E,
     06/30/07*                            1,100,000           28,325
                                                        ------------
TOTAL RIGHTS
  (Cost $0)                                                   43,725
                                                        ------------
MONEY MARKET FUNDS - 21.5%
  GuideStone Funds Money
     Market Fund (GS4 Class)**           30,169,628       30,169,628
  Northern Institutional Liquid
     Assets Portfolio(section)          208,720,487      208,720,487
                                                        ------------
TOTAL MONEY MARKET FUNDS
  (Cost $238,890,115)                                    238,890,115
                                                        ------------

                                           Par              Value
                                       ------------     ------------
REPURCHASE AGREEMENT - 1.2%
  Credit Suisse First Boston
     (dated 03/31/06, matures
     04/03/06, repurchase price
     $13,605,100, collateralized
     by U.S. Treasury Notes,
     4.50%, due 02/28/11, total
     market value $13,898,298)
     (Cost $13,600,000)                $ 13,600,000     $ 13,600,000
                                                        ------------
U.S. TREASURY OBLIGATIONS - 21.0%
  U.S. Treasury Bills
     4.48%, 06/01/06++++                    200,000          198,540
     4.48%, 06/15/06++++                     10,000            9,910
     4.49%, 06/15/06++++                    115,000          113,960
     4.50%, 06/15/06++++                    855,000          847,269
     4.55%, 06/15/06++++                     20,000           19,819
                                                        ------------
                                                           1,189,498
                                                        ------------
  U.S. Treasury Bonds
     5.50%, 08/15/28##                    6,800,000        7,206,409
     6.13%, 08/15/29##                    2,550,000        2,924,332
     6.25%, 05/15/30##                      570,000          666,322
                                                        ------------
                                                          10,797,063
                                                        ------------
  U.S. Treasury Inflationary Index
     Bonds
     3.38%, 01/15/07##                   11,570,000       14,637,143
     0.88%, 04/15/10                      2,110,000        2,092,171
     1.88%, 07/15/13##                    1,150,000        1,205,791
     2.00%, 07/15/14##                    1,800,000        1,846,931
     1.63%, 01/15/15##                    1,050,000        1,029,149
     1.88%, 07/15/15                     15,200,000       14,904,231
     2.38%, 01/15/25##                    1,790,000        1,892,561
     2.00%, 01/15/26                      3,050,000        2,888,009
     3.88%, 04/15/29                      4,928,000        7,629,289
     3.38%, 04/15/32##                       60,000           71,046
                                                        ------------
                                                          48,196,321
                                                        ------------
  U.S. Treasury Notes
     2.50%, 09/30/06##                   27,680,000       27,374,025
     2.25%, 02/15/07##                   22,000,000       21,518,772
     3.38%, 02/15/08##                      850,000          828,152
     2.63%, 03/15/09##                      480,000          451,463
     4.00%, 06/15/09##                    3,240,000        3,162,165
     3.63%, 07/15/09##                      200,000          192,828
     3.38%, 10/15/09##                    1,400,000        1,334,977
     3.50%, 12/15/09##                    8,000,000        7,647,504
     3.63%, 01/15/10##                    1,300,000        1,246,680
     3.50%, 02/15/10##                      700,000          667,516
     4.25%, 10/15/10##                    5,160,000        5,041,083
     4.50%, 11/15/10##                   32,430,000       32,004,389
     4.38%, 12/15/10##                   15,680,000       15,385,388
     4.25%, 01/15/11##                   13,400,000       13,071,807
     4.50%, 02/28/11##                    2,600,000        2,562,932
     3.88%, 02/15/13##                    4,220,000        3,980,321
     4.25%, 08/15/13##                      200,000          192,422
     4.25%, 11/15/14##                    6,780,000        6,482,317
     4.25%, 08/15/15##                    2,890,000        2,753,968
     4.50%, 11/15/15##                    2,390,000        2,319,983
     4.50%, 02/15/16##                    4,810,000        4,679,606
                                                        ------------
                                                         152,898,298
                                                        ------------
  U.S. Treasury STRIPS
     5.02%, 11/15/16-                       900,000          531,667
     5.14%, 11/15/21-##                  13,480,000        6,111,508

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                            Par               Value
                                        -----------      --------------
     5.14%, 08/15/24-##                 $19,700,000      $    7,756,245
     5.13%, 02/15/25-##                   7,900,000           3,049,218
     5.11%, 08/15/25-##                   1,000,000             377,073
     5.11%, 05/15/26-##                   1,500,000             543,578
     5.11%, 11/15/26-##                   3,600,000           1,272,082
     5.09%, 08/15/27-##                   1,050,000             359,485
                                                         --------------
                                                             20,000,856
                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $235,754,026)                                       233,082,036
                                                         --------------

TOTAL INVESTMENTS - 135.2%
  (Cost $1,510,201,979)                                   1,501,256,890
                                                         --------------

                                         Number of
                                         Contracts
                                        -----------
WRITTEN OPTIONS - 0.0%
Call Option - 0.0%
  90-Day Eurodollar Futures,
     Strike Price $95.50, Expires
     06/19/06                                  (330)             (2,062)
                                                         --------------
Call Swaptions - 0.0%
  3-Month LIBOR, Strike Price
     $4.00, Expires 07/03/06                 (1,380)                  -
  3-Month LIBOR, Strike Price
     $4.30, Expires 10/12/06                   (440)               (964)
  3-Month LIBOR, Strike Price
     $4.31, Expires 10/19/06                   (390)             (1,018)
  3-Month LIBOR, Strike Price
     $4.31, Expires 10/24/06                   (400)             (1,132)
  3-Month LIBOR, Strike Price
     $4.56, Expires 01/22/07                 (2,370)            (46,452)
  3-Month LIBOR, Strike Price
     $4.56, Expires 10/18/06                   (970)             (8,507)
  3-Month LIBOR, Strike Price
     $4.78, Expires 08/10/06                   (190)             (1,820)
  3-Month LIBOR, Strike Price
     $5.04, Expires 03/08/07                 (1,200)            (95,040)
                                                         --------------
                                                               (154,933)
                                                         --------------
Put Option - 0.0%
  Japanese Yen, Strike Price
     $112.00, Expires 05/26/06               (4,600)            (11,831)
                                                         --------------
Put Swaption - 0.0%
  3-Month LIBOR, Strike Price
     $6.00, Expires 07/03/06                 (1,380)             (7,728)
                                                         --------------
TOTAL WRITTEN OPTIONS
  (Premiums received $(1,387,238))                             (176,554)
                                                         --------------

Liabilities in Excess of Other
  Assets - (35.2)%                                         (390,961,780)
                                                         --------------

NET ASSETS - 100.0%                                      $1,110,118,556
                                                         ==============

                       See Notes to Financial Statements.

Swap agreements outstanding at March 31, 2006:

                                                         Unrealized
                          Expiration      Notional      Appreciation
Description                  Date          Value       (Depreciation)
-----------------------   ----------   -- ----------   --------------
British Pounds
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the six
  month LIBOR
  floating rate (d)         09/15/10       6,600,000        $  57,088
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the six
  month LIBOR
  floating rate (f)         09/15/15       2,500,000           83,909
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 5.00% (d)              06/18/34      (3,000,000)        (444,651)
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 5.00% (i)              06/18/34        (100,000)         (14,822)
                                                            ---------
                                                             (318,476)
                                                            ---------
Canadian Dollars
Receive fixed rate
  payments of 5.50%
  and pay variable rate
  payments on the
  three month LIBOR
  floating rate (g)         06/15/35       6,200,000          545,284
                                                            ---------
Euros
Receive fixed rate
  payments of 2.15%
  and pay variable rate
  payments on the
  France CPI Ex
  Tobacco (b)               10/15/10         300,000            1,235
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 4.00% (i)              12/15/14      (5,500,000)         (29,145)
Receive fixed rate
  payments of 4.00%
  and pay variable rate
  payments on the six
  month LIBOR
  floating rate (c)         12/15/14       5,500,000           31,460
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 5.50% (e)              12/15/31      (1,900,000)        (450,645)
                                                            ---------
                                                             (447,095)
                                                            ---------

                                                         Unrealized
                          Expiration      Notional      Appreciation
Description                  Date          Value       (Depreciation)
-----------------------   ----------   -------------   --------------
Japanese Yen
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 1.50% (h)              06/15/15    (210,000,000)       $  76,368
Receive variable rate
  payments on the six
  month LIBOR
  floating rate and pay
  fixed rate payments
  of 1.50% (d)              06/15/15     (80,000,000)          29,093
                                                            ---------
                                                              105,461
                                                            ---------
U.S. Dollars
Receive fixed rate
  payments of 0.58%
  and pay floating par
  in event of default
  on Russian
  Federation, 5.00%,
  due 03/31/30 (c)          06/20/06   $     100,000               96
Receive fixed rate
  payments of 0.61%
  and pay floating par
  in event of default
  on Russian
  Federation, 5.00%,
  due 03/31/30 (h)          03/20/07       1,300,000            3,853
Receive fixed rate
  payments of 0.77%
  and pay floating par
  in event of default
  on Russian
  Federation, 5.00%,
  due 03/31/30 (g)          05/20/07         100,000              503
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the
  three month LIBOR
  floating rate (b)         06/21/08      10,000,000          (54,956)
Receive floating par in
  event of default on
  Republic of
  Philippines, 8.25%,
  due 01/15/14 and
  pay fixed rate of
  2.47% (e)                 09/20/08      (1,000,000)         (33,429)
Receive floating par in
  event of default on
  Radioshack
  Corporation, 7.38%,
  due 05/15/11 and
  pay fixed rate
  payments of 0.37%
      (b)                   12/20/08        (300,000)           1,513
Receive floating par in
  event of default on
  Emerson Electric
  Co., 4.63%, due
  10/15/12 and pay
  fixed rate payments
  of 0.22% (c)              12/20/08        (300,000)            (786)

                       See Notes to Financial Statements.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                                       Unrealized
                          Expiration     Notional     Appreciation
Description                  Date         Value      (Depreciation)
-----------------------   ----------   -----------   --------------
Receive floating par in
  event of default on
  Devon Financing
  Corporation, 6.88%,
  due 09/30/11 and
  pay fixed rate
  payments of 0.35%
        (h)                 12/20/08     $(500,000)        $ (3,026)
Receive floating par in
  event of default on
  Anadarko Petroleum
  Corporation, 5.00%,
  due 10/01/12 and
  pay fixed rate
  payments of 0.27%
        (h)                 12/20/08      (300,000)          (1,124)
Receive floating par in
  event of default on
  Carnival
  Corporation, 6.15%,
  due 04/15/08 and
  pay fixed rate
  payments of 0.44%
        (b)                 12/20/08      (300,000)          (2,338)
Receive floating par in
  event of default on
  Countrywide Home
  Loan, 6.25%, due
  04/15/09 and pay
  fixed rate payments
  of 0.42% (c)              12/20/08      (300,000)          (1,618)
Receive floating par in
  event of default on
  Occidental
  Petroleum, 6.75%,
  due 01/15/12 and
  pay fixed rate
  payments of 0.28%
        (h)                 12/20/08      (300,000)          (1,232)
Receive floating par in
  event of default on
  Kroger Co. 6.75%,
  due 04/15/12 and
  pay fixed rate
  payments of 0.53%
        (c)                 12/20/08      (300,000)          (2,752)
Receive floating par in
  event of default on
  Republic of Turkey,
  11.88%, due
  01/15/30 and pay
  fixed rate of 2.70%
        (c)                 09/20/10      (800,000)         (39,867)

                                                       Unrealized
                          Expiration     Notional     Appreciation
Description                  Date         Value      (Depreciation)
-----------------------   ----------   -----------   --------------
Receive floating par in
  event of default on
  Republic of Turkey,
  11.88%, due
  01/15/30 and pay
  fixed rate of 2.25%
  (c)                       09/20/10   $(1,000,000)       $ (32,341)
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the
  three month LIBOR
  floating rate (e)         06/21/11     9,000,000         (124,803)
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the
  three month LIBOR
  floating rate (d)         06/21/11    14,500,000         (201,071)
Receive fixed rate
  payments of 5.00%
  and pay variable rate
  payments on the
  three month LIBOR
  floating rate (g)          6/21/16     4,600,000         (141,203)
Receive variable rate
  payments on the
  three month LIBOR
  floating rate and pay
  fixed rate payments
  of 5.00% (c)               6/21/36    (1,600,000)         114,285
Receive variable rate
  payments on the
  ABX.HE.A.06-1
  Index and pay fixed
  rate payments of
  0.54% (e)                  7/25/45    (7,700,000)         (23,685)
                                                          ---------
                                                           (543,981)
                                                          ---------
                                                          $(658,807)
                                                          =========

                       See Notes to Financial Statements.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                        Par         Value
                                    -----------   ---------
AGENCY OBLIGATIONS - 1.7%
  Federal National Mortgage
     Association
     5.25%, 01/15/09##              $   250,000   $ 251,158
     2.29%, 02/19/09(G)               2,500,000   1,491,142
     5.50%, 03/15/11##                6,000,000   6,092,208
                                                  ---------
TOTAL AGENCY OBLIGATIONS
  (Cost $7,741,118)                               7,834,508
                                                  ---------
ASSET-BACKED SECURITY - 0.4%
  Community Program Loan
     Trust
     4.50%, 04/01/29
     (Cost $1,667,482)                1,950,000   1,771,190
                                                  ---------
CORPORATE BONDS - 16.4%
  Agilysys, Inc.
     9.50%, 08/01/06                    500,000     505,536
  Alberton's, Inc.
     6.63%, 06/01/28                    105,000      84,823
     7.45%, 08/01/29##                  985,000     872,039
     8.00%, 05/01/31##                  110,000     102,659
  Arrow Electronics, Inc.
     6.88%, 07/01/13                    250,000     259,950
  ASIF Global Financing XXVII
     2.38%, 02/26/09 144A(G)          6,700,000   3,992,389
  Atlas Air, Inc.
     7.20%, 01/02/19##                  376,785     380,788
  Avnet, Inc.
     6.00%, 09/01/15                    775,000     744,050
  Barclays Financial LLC
     4.16%, 02/22/10 144A(T)         25,000,000     603,151
     4.10%, 03/22/10 144A(T)         30,000,000     722,392
     4.06%, 09/16/10 144A(W)        730,000,000     726,243
  Bausch & Lomb, Inc.
     7.13%, 08/01/28                  1,500,000   1,542,276
  Borden, Inc.
     7.88%, 02/15/23##                1,200,000     999,000
  Bristol-Myers Squibb Co.
     4.41%, 09/15/23 CONV++##         1,950,000   1,957,313
  Chesapeake Energy Corporation
     6.88%, 01/15/16##                  610,000     617,625
     6.50%, 08/15/17##                   45,000      44,663
     6.88%, 11/15/20 144A               320,000     324,000
  CIT Group, Inc.
     5.50%, 12/01/14(U)                 600,000   1,051,542
  Comcast Corporation
     5.50%, 03/15/11##                  500,000     495,068
     5.65%, 06/15/35                    190,000     166,144
     6.50%, 11/15/35                    555,000     540,248
     6.45%, 03/15/37                  2,270,000   2,191,331
  Commonwealth Edison Co.
     4.75%, 12/01/11@                   470,000     451,623
  Constellation Energy Group,
     Inc.
     4.55%, 06/15/15                    750,000     683,506
  Continental Airlines, Inc.
     6.95%, 02/02/11                    324,802     299,736
     8.31%, 04/02/18##                  498,351     479,872
     7.57%, 03/15/20                    423,208     400,926
  Corning, Inc.
     6.20%, 03/15/16                    230,000     230,412
  Cox Communications, Inc.
     6.75%, 03/15/11                    250,000     256,674

                                        Par         Value
                                    -----------   ---------
  Cummins, Inc.
     7.13%, 03/01/28                $   425,000   $ 435,625
  Delphi Corporation
     7.13%, 05/01/29###                 900,000     558,000
  Devon Energy Corporation
     4.95%, 08/15/08 CONV               963,000   1,121,895
  Dillard's, Inc.
     7.75%, 07/15/26                    890,000     849,950
     7.00%, 12/01/28                    500,000     450,000
  El Paso Corporation
     7.00%, 05/15/11                    400,000     403,500
  EOP Operating LP
     7.25%, 06/15/28                    500,000     526,994
  First Industrial LP
     7.60%, 07/15/28                  1,000,000   1,077,611
  Foot Locker, Inc.
     8.50%, 01/15/22                  1,000,000   1,065,000
  Ford Motor Co.
     6.63%, 10/01/28                    680,000     459,000
     6.38%, 02/01/29                  1,255,000     840,850
  Ford Motor Credit Co.
     5.70%, 01/15/10                    135,000     119,900
     7.00%, 10/01/13##                  315,000     282,133
  General Motors Acceptance
     Corporation
     6.88%, 08/28/12                    250,000     230,917
  Georgia-Pacific Corporation
     8.00%, 01/15/24                     25,000      25,344
     7.38%, 12/01/25                    240,000     231,600
     7.25%, 06/01/28                    300,000     285,000
     7.75%, 11/15/29##                3,695,000   3,639,575
     8.88%, 05/15/31##                   45,000      48,600
  HCA, Inc.
     6.30%, 10/01/12##                1,500,000   1,471,564
     7.58%, 09/15/25                  1,000,000     973,208
     7.05%, 12/01/27##                  500,000     458,581
  Health Care Property Investors,
     Inc.
     6.00%, 03/01/15                  1,500,000   1,504,938
  Highwoods Properties, Inc.
     7.50%, 04/15/18                  1,500,000   1,611,261
  Historic TW, Inc.
     6.63%, 05/15/29##                   60,000      59,143
  HSBC Bank USA NA
     3.31%, 08/25/10 144A               700,000     709,100
  IMC Global, Inc.
     7.38%, 08/01/18                    500,000     507,500
     7.30%, 01/15/28                    690,000     640,838
  International Paper Co.
     6.88%, 11/01/23                    300,000     293,996
  iStar Financial, Inc.
     5.70%, 03/01/14                  1,171,000   1,143,736
  Kinder Morgan, Inc.
     7.25%, 03/01/28##                  500,000     536,900
  Lennar Corporation
     5.60%, 05/31/15                    935,000     890,098
  MidAmerican Energy Holdings
     Co.
     5.88%, 10/01/12                  1,000,000   1,010,614
  Motorola, Inc.
     7.63%, 11/15/10##                   80,000      87,340
     6.50%, 11/15/28##                  500,000     524,508
  NiSource Finance Corporation
     6.15%, 03/01/13                  1,000,000   1,020,016

                       See Notes to Financial Statements.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                        Par         Value
                                    ----------   -----------
  Northern Telecom Capital
     7.88%, 06/15/26##              $  450,000   $   436,500
  Pemex Project Funding Master
     Trust
     8.63%, 02/01/22                 1,000,000     1,182,500
     8.63%, 12/01/23 144A            1,000,000     1,177,500
  Pioneer Natural Resources Co.
     7.20%, 01/15/28##               2,500,000     2,514,292
  Preston Corporation
     7.00%, 05/01/11 CONV              250,000       233,125
  Pulte Homes, Inc.
     7.88%, 06/15/32                 1,500,000     1,613,974
     6.38%, 05/15/33##               1,000,000       910,975
  Qwest Corporation
     7.25%, 09/15/25                 1,000,000     1,030,000
     6.88%, 09/15/33                 2,250,000     2,171,250
  Raytheon Co.
     6.40%, 12/15/18##               2,600,000     2,709,894
     7.20%, 08/15/27                   250,000       283,133
     7.00%, 11/01/28                   750,000       832,594
  Southern Natural Gas Co.
     7.35%, 02/15/31##               1,750,000     1,808,856
  Sprint Capital Corporation
     6.88%, 11/15/28                 3,450,000     3,569,798
  Swift Energy Co.
     7.63%, 07/15/11                   150,000       152,250
  Tennessee Gas Pipeline Co.
     7.00%, 10/15/28                   750,000       745,190
  Time Warner, Inc.
     7.63%, 04/15/31                    35,000        38,238
  Toll Brothers Finance
     Corporation
     5.15%, 05/15/15 144A            1,270,000     1,151,378
     5.15%, 05/15/15                    15,000        13,599
  Union Pacific Resources Group
     7.15%, 05/15/28                   250,000       275,625
  Verizon Global Funding
     Corporation
     5.85%, 09/15/35                 1,380,000     1,241,863
  Verizon Maryland, Inc.
     5.13%, 06/15/33                    30,000        23,723
  Weyerhaeuser Co.
     7.13%, 07/15/23                   500,000       515,012
     7.38%, 03/15/32##                 250,000       267,752
  Williams Cos, Inc.
     7.50%, 01/15/31                 1,250,000     1,303,125
  Xerox Capital Trust I
     8.00%, 02/01/27##               1,500,000     1,560,000
                                                 -----------
TOTAL CORPORATE BONDS
  (Cost $71,646,357)                              75,582,960
                                                 -----------
FOREIGN BONDS - 11.9%
Argentina - 0.1%
  Republic of Argentina
     4.01%, 08/03/12++                 385,000       316,662
                                                 -----------
Brazil - 1.1%
  Federal Republic of Brazil
     8.25%, 01/20/34##               4,750,000     5,246,375
                                                 -----------
Canada - 4.6%
  British Columbia Generic
     Residual
     4.52%, 06/09/14 STRIP(C)-      10,230,000     6,052,943
  Canada Generic Residual
     4.39%, 06/01/25 STRIP(C)-       4,110,000     1,530,890

                                        Par         Value
                                    ----------   -----------
  Canadian Government
     4.50%, 09/01/07(C)             $4,575,000   $ 3,943,820
  Macmillan Bloedel, Ltd.
     7.70%, 02/15/26                   500,000       535,672
  Ontario Generic Residual
     4.97%, 07/13/22 STRIP(C)-       3,900,000     1,501,092
     4.92%, 03/08/29 STRIP(C)-       7,000,000     1,974,997
  Saskatchewan Residual
     4.60%, 04/10/14 STRIP(C)-       7,500,000     4,479,385
     4.94%, 02/04/22 STRIP(C)-       3,000,000     1,200,668
                                                 -----------
                                                  21,219,467
                                                 -----------
Cayman Islands - 0.2%
  Enersis SA
     7.40%, 12/01/16                   625,000       659,227
  Vale Overseas, Ltd.
     8.25%, 01/17/34                   100,000       115,250
                                                 -----------
                                                     774,477
                                                 -----------
Egypt - 2.2%
  Egypt Government AID Bonds
     4.45%, 09/15/15                10,915,000    10,305,965
                                                 -----------
Malaysia - 0.1%
  Telekom Malaysia BHD
     7.88%, 08/01/25 144A              225,000       267,871
                                                 -----------
Mexico - 0.7%
  Mexican Bonos
     9.00%, 12/20/12(M)             23,000,000     2,180,844
     8.00%, 12/07/23(M)             11,500,000       983,261
                                                 -----------
                                                   3,164,105
                                                 -----------
Philippines - 0.2%
  Philippine Long Distance
     Telephone Co.
     8.35%, 03/06/17##                 500,000       548,125
  Quezon Power (Philippines),
     Ltd.
     8.86%, 06/15/17                   438,750       438,750
                                                 -----------
                                                     986,875
                                                 -----------
Supranational - 2.1%
  Inter-American Development
     Bank
     14.59%, 05/11/09(B)-            7,500,000     2,235,443
     6.00%, 12/15/17(Z)             12,250,000     7,430,216
                                                 -----------
                                                   9,665,659
                                                 -----------
Sweden - 0.4%
  Swedish Government
     6.50%, 05/05/08(K)             14,640,000     2,013,153
                                                 -----------
Venezuela - 0.2%
  Cerro Negro Finance, Ltd.
     7.90%, 12/01/20 144A              500,000       492,500
  Petrozuata Finance, Inc.
     8.37%, 10/01/22 144A              450,000       429,750
                                                 -----------
                                                     922,250
                                                 -----------
TOTAL FOREIGN BONDS
  (Cost $47,068,170)                              54,882,859
                                                 -----------
MORTGAGE-BACKED SECURITIES - 0.3%
  Federal Home Loan Mortgage
     Corporation
     5.00%, 12/01/31                   215,033       204,841

                       See Notes to Financial Statements.

                                          Par          Value
                                      -----------   -----------
  Federal National Mortgage
     Association
     5.00%, 07/25/23                   $  957,639   $   951,933
                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $1,056,247)                                   1,156,774
                                                    -----------
MUNICIPAL BONDS - 7.7%
  Chicago, Illinois Wastewater
     Transmission, Series A
     Revenue Bond (MBIA
     Insured)
     4.74%, 01/01/22-                   5,000,000     2,440,300
  Clark County, Washington
     School District, Series C
     General Obligation Bond
     (FGIC SCH BD GTY
     Insured)
     4.68%, 12/01/19-                   3,600,000     1,944,936
  Clovis, California Unified
     School District, Series A
     General Obligation Bond
     (FGIC Insured)
     4.85%, 08/01/25-                   9,775,000     3,976,079
  Cook County, Illinois
     Community Consolidated
     School District, General
     Obligation Bond (FGIC
     Insured)
     4.68%, 12/01/19-                   3,890,000     2,104,412
  Coppell, Texas Independent
     School District, General
     Obligation Bond (PSF-GTD
     Insured)
     4.79%, 08/15/23-                   2,195,000       979,848
  De Soto, Texas Independent
     School District, General
     Obligation Bond (PSF-GTD
     Insured)
     4.64%, 08/15/18-                   2,275,000     1,298,251
     4.67%, 08/15/19-                   2,590,000     1,408,753
  Galveston County, Texas,
     General Obligation Bond
     (FGIC Insured)
     4.87%, 02/01/26-                   2,500,000       978,250
  Granbury, Texas Independent
     School District, General
     Obligation Bond (PSF-GTD
     Insured)
     4.70%, 08/01/20-                   1,000,000       518,430
  Houston, Texas Water & Sewer
     System, Series JR-A Revenue
     Bond (FSA Insured)
     4.68%, 12/01/24-                   7,190,000     3,038,925
     4.83%, 12/01/24-                   2,810,000     1,185,511
  Indianapolis, Indiana Local
     Public Improvement Bond
     Bank, Series E Revenue
     Bond (AMBAC Insured)
     4.81%, 02/01/24-                   1,400,000       612,780
  Massachusetts Bay
     Transportation Authority,
     Massachusetts, Series A
     Revenue Bond
     4.32%, 07/01/25-                   6,000,000     6,488,040

                                          Par          Value
                                      -----------   -----------
  McKeesport, Pennsylvania Area
     School District, Series C
     General Obligation Bond
     (AMBAC Insured)
     4.89%, 10/01/26-                  $1,000,000   $   376,870
  Rocklin, California Unified
     School District, General
     Obligation Bond (FGIC
     Insured)
     4.82%, 08/01/24-                   2,375,000     1,013,911
  San Jose, California San
     Jose/Evergreen Community
     College District, Series A
     General Obligation Bond
     (AMBAC Insured)
     4.70%, 09/01/20-                   7,985,000     4,158,828
  San Jose, California Unified
     School District, Santa Clara
     County, Series A General
     Obligation Bond (FGIC
     Insured)
     4.64%, 08/01/18-                   2,055,000     1,201,990
  Union Elementary School
     District, California, Series A
     General Obligation Bond
     (FGIC Insured)
     4.67%, 09/01/19-                   1,750,000       951,178
  Washington State Capital
     Appreciation, Series F
     General Obligation Bond
     (MBIA Insured)
     4.91%, 12/01/27-                   1,340,000       479,733
                                                    -----------
TOTAL MUNICIPAL BONDS
  (Cost $32,948,050)                                 35,157,025
                                                    -----------

                                         Shares
                                      -----------
PREFERRED STOCK - 0.2%
  Travelers Property Casualty
     Corporation 4.50%,
     04/15/32 CONV
     (Cost $989,021)                       44,125     1,058,559
                                                    -----------
MONEY MARKET FUNDS - 26.6%
  GuideStone Funds Money
     Market Fund (GS4 Class)**          7,469,619     7,469,619
  Northern Institutional Liquid
     Assets Portfolio(section)        114,652,368   114,652,368
                                                    -----------
TOTAL MONEY MARKET FUNDS
  (Cost $122,121,987)                               122,121,987
                                                    -----------

                       See Notes to Financial Statements.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

                                 Par           Value
                            ------------   ------------
U.S. TREASURY OBLIGATIONS   - 58.5%
  U.S. Treasury Bonds
  8.13%, 08/15/19##         $ 16,650,000   $ 21,611,184
  8.00%, 11/15/21##          111,262,000    146,187,921
  6.38%, 08/15/27##           21,000,000     24,560,172
  5.38%, 02/15/31##           67,305,000     70,870,078
                                           ------------
                                            263,229,355
                                           ------------
  U.S. Treasury Notes
  3.63%, 04/30/07##            4,250,000      4,196,212
  4.25%, 10/31/07##              500,000        495,586
  3.00%, 02/15/08                505,000        488,647
  2.63%, 05/15/08##              495,000        473,422
                                           ------------
                                              5,653,867
                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $278,447,988)                       268,883,222
                                           ------------

TOTAL INVESTMENTS - 123.7%
  (Cost $563,686,420)                       568,449,084
Liabilities in Excess of Other
  Assets - (23.7)%                         (108,915,621)
                                          -------------
NET ASSETS - 100.0%                       $ 459,533,463
                                          =============

                       See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                              Shares           Value
                                             -------        -----------
COMMON STOCKS - 97.5%
Auto & Transportation - 2.5%
  Burlington Northern Santa Fe
     Corporation                              16,100        $ 1,341,613
  Cooper Tire & Rubber Co.##                   3,100             44,454
  CSX Corporation                              9,200            550,160
  FedEx Corporation                           12,900          1,456,926
  Ford Motor Co.##                            81,527            648,955
  General Motors Corporation-                 24,700            525,369
  Genuine Parts Co.##                          7,300            319,959
  Goodyear Tire & Rubber Co.
     (The)##*                                  7,500            108,600
  Harley-Davidson, Inc.                       11,700            606,996
  Navistar International
     Corporation##*                            2,600             71,708
  Norfolk Southern Corporation                17,400            940,818
  PACCAR, Inc.##                               7,575            533,886
  Southwest Airlines Co.                      31,200            561,288
  Union Pacific Corporation                   11,700          1,092,195
  United Parcel Service, Inc.
     Class B                                  47,000          3,730,860
                                                            -----------
                                                             12,533,787
                                                            -----------
Consumer Discretionary - 11.6%
  Alberto-Culver Co.                           3,550            157,017
  Allied Waste Industries, Inc.##*             9,400            115,056
  Amazon.com, Inc.*                           13,284            484,999
  Apollo Group, Inc. Class A*                  6,021            316,163
  AutoNation, Inc.*                            8,900            191,795
  AutoZone, Inc.*                              2,400            239,256
  Avon Products, Inc.                         19,400            604,698
  Bed Bath & Beyond, Inc.##*                  12,100            464,640
  Best Buy Co., Inc.##                        17,425            974,580
  Big Lots, Inc.##*                            4,800             67,008
  Black & Decker Corporation                   3,300            286,737
  Carnival Corporation                        18,700            885,819
  CBS Corporation Class B                     33,300            798,534
  Cendant Corporation                         43,400            752,990
  Cintas Corporation                           6,400            272,768
  Circuit City Stores, Inc.##                  7,300            178,704
  Clear Channel Communi-
     cations, Inc.*                           22,300            646,923
  Coach, Inc.*                                16,200            560,196
  Convergys Corporation*                       6,000            109,260
  Costco Wholesale Corporation                20,400          1,104,864
  Darden Restaurants, Inc.                     5,950            244,128
  Dillard's, Inc. Class A##                    3,300             85,932
  Dollar General Corporation                  13,600            240,312
  Donnelley (R.R.) & Sons Co.                  9,100            297,752
  Eastman Kodak Co.##                         12,300            349,812
  eBay, Inc.*                                 49,600          1,937,376
  Electronic Arts, Inc.*                      13,100            716,832
  Estee Lauder Cos., Inc. Class A              5,200            193,388
  Family Dollar Stores, Inc.                   6,700            178,220
  Federated Department Stores,
     Inc.                                     11,556            843,588
  Gannett Co., Inc.                           10,300            617,176
  Gap, Inc. (The)                             24,700            461,396
  Google, Inc.*                                8,800          3,432,000
  Harman International
     Industries, Inc.##                        2,800            311,164
  Hasbro, Inc.##                               7,400            156,140
  Hilton Hotels Corporation                   14,200            361,532
  Home Depot, Inc. (The)                      91,350          3,864,105
  International Flavors &
     Fragrances, Inc.##                        3,900            133,848

                                              Shares           Value
                                             -------        -----------
  Interpublic Group Cos., Inc.##*             17,500        $   167,300
  Jones Apparel Group, Inc.##                  5,100            180,387
  Kimberly-Clark Corporation                  19,800          1,144,440
  Knight-Ridder, Inc.                          2,900            183,309
  Kohl's Corporation*                         14,600            773,946
  Leggett & Platt, Inc.                        8,000            194,960
  Limited Brands                              15,000            366,900
  Liz Claiborne, Inc.##                        4,608            188,836
  Lowe's Cos., Inc.                           33,600          2,165,184
  Marriott International, Inc.
     Class A                                   7,000            480,200
  Mattel, Inc.                                17,400            315,462
  Maytag Corporation                           3,300             70,389
  McDonald's Corporation                      54,100          1,858,876
  McGraw-Hill Co., Inc. (The)                 15,800            910,396
  Meredith Corporation                         1,900            106,001
  Monster Worldwide, Inc.*                     5,300            264,258
  New York Times Co. Class A##                 6,000            151,860
  Newell Rubbermaid, Inc.                     11,500            289,685
  Nike, Inc. Class B                           8,200            697,820
  Nordstrom, Inc.                              9,400            368,292
  Office Depot, Inc.*                         12,800            476,672
  OfficeMax, Inc.##                            3,000             90,510
  Omnicom Group, Inc.                          7,700            641,025
  Penney (JC) Co., Inc.##                     10,100            610,141
  RadioShack Corporation                       5,800            111,534
  Robert Half International, Inc.              7,000            270,270
  Sabre Holdings Corporation                   5,800            136,474
  Scripps Co. (E.W.) Class A                   3,700            165,427
  Sears Holdings Corporation##*                4,289            567,177
  Snap-On, Inc.##                              2,400             91,488
  Stanley Works (The)                          3,200            162,112
  Staples, Inc.                               31,200            796,224
  Starbucks Corporation*                      33,000          1,242,120
  Starwood Hotels & Resorts
     Worldwide, Inc.                           9,300            629,889
  Target Corporation                          37,900          1,971,179
  Tiffany & Co.##                              6,100            228,994
  Time Warner, Inc.                          193,900          3,255,581
  TJX Cos., Inc.                              20,000            496,400
  Tribune Co.                                 11,300            309,959
  Univision Communications,
     Inc. Class A*                             9,600            330,912
  VeriSign, Inc.##*                           10,500            251,895
  VF Corporation                               3,900            221,910
  Wal-Mart Stores, Inc.                      107,600          5,083,024
  Walt Disney Co. (The)                       82,800          2,309,292
  Waste Management, Inc.                      23,900            843,670
  Wendy's International, Inc.                  4,800            297,888
  Whirlpool Corporation                        2,900            265,263
  Yahoo!, Inc.*                               54,300          1,751,718
  Yum! Brands, Inc.                           11,900            581,434
                                                            -----------
                                                             58,705,391
                                                            -----------
Consumer Staples - 5.6%
  Albertson's, Inc.                           16,200            415,854
  Campbell Soup Co.                            7,900            255,960
  Clorox Co.                                   6,400            383,040
  Coca-Cola Co. (The)                         88,700          3,713,869
  Coca-Cola Enterprises, Inc.                 13,200            268,488
  Colgate-Palmolive Co.                       22,100          1,261,910
  ConAgra Foods, Inc.##                       22,000            472,120
  CVS Corporation                             34,800          1,039,476
  General Mills, Inc.                         15,200            770,336
  Heinz (H.J.) Co.                            14,500            549,840

                       See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

                                              Shares           Value
                                             -------        -----------
  Hershey Co. (The)                            7,800        $   407,394
  Kellogg Co.                                 10,900            480,036
  Kroger Co.                                  31,000            631,160
  McCormick & Co., Inc.                        5,700            193,002
  Pepsi Bottling Group, Inc.                   5,800            176,262
  PepsiCo, Inc.                               71,340          4,122,739
  Procter & Gamble Co.                       141,517          8,154,209
  Safeway, Inc.                               19,700            494,864
  Sara Lee Corporation##                      32,700            584,676
  SUPERVALU, Inc.##                            5,600            172,592
  SYSCO Corporation                           26,700            855,735
  Tyson Foods, Inc. Class A##                 10,700            147,018
  Walgreen Co.                                43,500          1,876,155
  Whole Foods Market, Inc.##                   6,000            398,640
  Wrigley (W.M.), Jr. Co.                      7,700            492,800
                                                            -----------
                                                             28,318,175
                                                            -----------
Financial Services - 22.1%
  ACE, Ltd.                                   13,500            702,135
  AFLAC, Inc.                                 21,100            952,243
  Allstate Corporation (The)                  27,752          1,446,157
  AMBAC Financial Group, Inc.                  4,500            358,200
  American Express Co.                        53,200          2,795,660
  American International Group,
     Inc.                                    111,692          7,381,724
  Ameriprise Financial, Inc.                  10,640            479,438
  AmSouth Bancorporation                      14,700            397,635
  AON Corporation                             14,100            585,291
  Apartment Investment &
     Management Co. Class A
     REIT                                      4,100            192,290
  Archstone-Smith Trust REIT                   8,400            409,668
  Automatic Data Processing, Inc.             24,500          1,119,160
  Bank of America Corporation                199,863          9,101,761
  Bank of New York Co., Inc.
     (The)                                    32,500          1,171,300
  BB&T Corporation                            23,700            929,040
  Bear Stearns Cos., Inc. (The)                4,910            681,017
  Block (H&R), Inc.                           13,800            298,770
  Boston Properties, Inc. REIT                 3,900            363,675
  Capital One Financial
     Corporation                              12,800          1,030,656
  Chubb Corporation                            8,300            792,152
  CIGNA Corporation                            5,200            679,224
  Cincinnati Financial
     Corporation                               7,386            310,729
  CIT Group, Inc.                              8,600            460,272
  Citigroup, Inc.                            214,730         10,141,698
  Comerica, Inc.                               7,200            417,384
  Compass Bancshares, Inc.                     4,700            237,867
  Countrywide Financial
     Corporation                              26,008            954,494
  Dow Jones & Co., Inc.##                      2,954            116,092
  E*TRADE Financial
     Corporation*                             18,000            485,640
  Equifax, Inc.                                5,700            212,268
  Equity Office Properties Trust
     REIT                                     17,800            597,724
  Equity Residential Properties
     Trust REIT                               11,900            556,801
  Fannie Mae                                  41,700          2,143,380
  Federated Investors, Inc. Class
     B                                         4,500            175,725
  Fifth Third Bancorp                         23,294            916,852
  First Data Corporation                      33,017          1,545,856

                                              Shares           Value
                                             -------        -----------
  First Horizon National
     Corporation##                             5,200        $   216,580
  Fiserv, Inc.*                                8,200            348,910
  Franklin Resources, Inc.                     6,600            621,984
  Freddie Mac                                 29,700          1,811,700
  Genworth Financial, Inc. Class
     A                                        16,200            541,566
  Golden West Financial
     Corporation                              11,000            746,900
  Goldman Sachs Group, Inc.                   18,812          2,952,732
  Hartford Financial Services
     Group, Inc.                              13,200          1,063,260
  Homestore, Inc.*                                 3                 20
  Huntington Bancshares, Inc.                  9,600            231,648
  Janus Capital Group, Inc.                   10,000            231,700
  Jefferson-Pilot Corporation##                5,700            318,858
  JPMorgan Chase & Co.                       150,530          6,268,069
  KeyCorp                                     17,200            632,960
  Kimco Realty Corporation
     REIT                                      8,700            353,568
  Lehman Brothers Holdings, Inc.              11,500          1,662,095
  Lincoln National Corporation##               7,300            398,507
  Loews Corporation                            5,800            586,960
  M & T Bank Corporation##                     3,800            433,732
  Marsh & McLennan Cos., Inc.                 23,200            681,152
  Marshall & Ilsley Corporation                9,300            405,294
  MBIA, Inc.##                                 5,900            354,767
  Mellon Financial Corporation                17,800            633,680
  Merrill Lynch & Co., Inc.                   39,480          3,109,445
  MetLife, Inc.                               32,300          1,562,351
  MGIC Investment Corporation##                4,100            273,183
  Moody's Corporation                         10,500            750,330
  Morgan Stanley                              46,400          2,914,848
  National City Corporation##                 24,800            865,520
  North Fork Bancorporation, Inc.             21,750            627,052
  Northern Trust Corporation##                 8,100            425,250
  Paychex, Inc.                               14,900            620,734
  Plum Creek Timber Co., Inc.
     REIT##                                    7,700            284,361
  PNC Financial Services Group,
     Inc.##                                   12,200            821,182
  Principal Financial Group                   12,600            614,880
  Progressive Corporation (The)                8,499            886,106
  Prologis Trust REIT                         10,500            561,750
  Prudential Financial, Inc.                  21,600          1,637,496
  Public Storage, Inc. REIT                    4,100            333,043
  Regions Financial Corporation##             20,308            714,232
  Ryder System, Inc.##                         2,700            120,906
  Safeco Corporation##                         5,400            271,134
  Schwab (Charles) Corporation
     (The)##                                  45,850            789,078
  Simon Property Group, Inc.
     REIT                                      8,100            681,534
  SLM Corporation                             17,900            929,726
  Sotheby's Holdings Class A*                      6                174
  Sovereign Bancorp, Inc.##                   14,900            326,459
  St. Paul Travelers Cos., Inc.               30,156          1,260,219
  State Street Corporation                    14,000            846,020
  SunTrust Banks, Inc.                        15,600          1,135,056
  Synovus Financial
     Corporation##                            12,700            344,043
  T Rowe Price Group, Inc.##                   5,300            414,513
  Torchmark Corporation##                      4,600            262,660
  UnumProvident Corporation##                 12,400            253,952
  US Bancorp                                  78,900          2,406,450
  Vornado Realty Trust REIT##                  5,000            480,000

                       See Notes to Financial Statements.

                                              Shares            Value
                                             -------        ------------
  Wachovia Corporation                        70,582        $  3,956,121
  Washington Mutual, Inc.                     43,046           1,834,621
  Wells Fargo & Co.                           72,130           4,606,943
  XL Capital, Ltd. Class A                     7,500             480,825
  Zions Bancorporation##                       4,100             339,193
                                                            ------------
                                                             111,378,010
                                                            ------------
Healthcare - 12.6%
  Abbott Laboratories                         66,200           2,811,514
  Aetna, Inc.                                 24,400           1,199,016
  Allergan, Inc.                               6,415             696,028
  AmerisourceBergen
     Corporation                               8,944             431,727
  Amgen, Inc.*                                50,328           3,661,362
  Bard (C.R.), Inc.##                          4,400             298,364
  Bausch & Lomb, Inc.##                        2,200             140,140
  Baxter International, Inc.                  27,600           1,071,156
  Becton Dickinson & Co.##                    10,600             652,748
  Biogen Idec, Inc.*                          14,730             693,783
  Biomet, Inc.                                10,700             380,064
  Boston Scientific Corporation*              25,400             585,470
  Bristol-Myers Squibb Co.                    84,300           2,074,623
  Cardinal Health, Inc.                       18,200           1,356,264
  Caremark Rx, Inc.                           19,400             954,092
  Chiron Corporation*                          4,800             219,888
  Conventry Health Care, Inc.*                 6,630             357,887
  Eli Lilly & Co.                             49,000           2,709,700
  Express Scripts, Inc.*                       6,400             562,560
  Fisher Scientific International,
     Inc.*                                     5,100             347,055
  Forest Laboratories, Inc.##*                14,000             624,820
  Genzyme Corporation*                        11,200             752,864
  Gilead Sciences, Inc.*                      19,900           1,238,178
  Guidant Corporation                         17,300           1,350,438
  HCA, Inc.                                   17,200             787,588
  Health Management Associates,
     Inc. Class A##                           10,200             220,014
  Hospira, Inc##*                              6,550             258,463
  Humana, Inc.*                                7,000             368,550
  IMS Health, Inc.                             8,600             221,622
  Johnson & Johnson                          128,090           7,585,490
  King Pharmaceuticals, Inc.*                 10,100             174,225
  Laboratory Corporation of
     America Holdings*                         5,600             327,488
  Manor Care, Inc.##                           3,700             164,095
  McKesson Corporation                        12,900             672,477
  Medco Health Solutions, Inc.*               13,176             753,931
  Medimmune, Inc.##*                          10,600             387,748
  Medtronic, Inc.                             52,000           2,639,000
  Merck & Co., Inc.                           94,900           3,343,327
  Millipore Corporation*                       2,100             153,426
  Mylan Laboratories, Inc.##                   9,300             217,620
  Patterson Cos., Inc.##*                      6,000             211,200
  Pfizer, Inc.                               316,583           7,889,248
  Quest Diagnostics, Inc.                      7,200             369,360
  Schering-Plough Corporation                 63,100           1,198,269
  St. Jude Medical, Inc.*                     15,800             647,800
  Stryker Corporation                         12,700             563,118
  Tenet Healthcare Corporation*               19,450             143,541
  UnitedHealth Group, Inc.                    58,300           3,256,638
  Watson Pharmaceuticals, Inc.*                4,600             132,204
  WellPoint, Inc.*                            28,400           2,199,012
  Wyeth                                       58,300           2,828,716
  Zimmer Holdings, Inc.*                      10,720             724,672
                                                            ------------
                                                              63,608,583
                                                            ------------

                                              Shares            Value
                                             -------        ------------
Integrated Oils - 5.8%
  Amerada Hess Corporation                     3,500        $    498,400
  Chevron Corporation                         96,441           5,590,696
  ConocoPhillips                              59,400           3,751,110
  ExxonMobil Corporation                     262,744          15,990,600
  Marathon Oil Corporation                    15,992           1,218,111
  Murphy Oil Corporation##                     7,000             348,740
  Occidental Petroleum
     Corporation                              18,500           1,714,025
                                                            ------------
                                                              29,111,682
                                                            ------------
Materials & Processing - 3.6%
  Air Products & Chemicals, Inc.               9,500             638,305
  Alcoa, Inc.                                 37,200           1,136,832
  Allegheny Technologies, Inc.##               3,700             226,366
  American Standard Cos., Inc.                 7,700             330,022
  Archer-Daniels-Midland Co.                  27,827             936,379
  Ashland, Inc.                                2,900             206,132
  Avery Dennison Corporation                   4,600             269,008
  Ball Corporation                             4,592             201,267
  Bemis Co.                                    4,500             142,110
  Dow Chemical Co. (The)                      41,600           1,688,960
  duPont (E.I.) de Nemours & Co.              39,555           1,669,617
  Eastman Chemical Co.##                       3,500             179,130
  Ecolab, Inc.                                 8,100             309,420
  Engelhard Corporation                        5,200             205,972
  Fluor Corporation##                          3,600             308,880
  Freeport-McMoRan Copper &
     Gold, Inc. Class B##                      7,900             472,183
  Hercules, Inc.##*                            4,600              63,480
  International Paper Co.                     21,100             729,427
  Louisiana-Pacific Corporation                4,500             122,400
  Masco Corporation                           18,600             604,314
  MeadWestvaco Corporation                     8,045             219,709
  Monsanto Co.                                11,360             962,760
  Newmont Mining Corporation##                19,200             996,288
  Nucor Corporation##                          6,700             702,093
  Pactiv Corporation*                          6,400             157,056
  Phelps Dodge Corporation                     8,700             700,611
  PPG Industries, Inc.                         7,100             449,785
  Praxair, Inc.                               13,580             748,937
  Rohm & Haas Co.                              6,700             327,429
  Sealed Air Corporation##                     3,500             202,545
  Sherwin-Williams Co.##                       4,800             237,312
  Sigma-Aldrich Corporation##                  2,900             190,791
  Temple-Inland, Inc.                          4,800             213,840
  Tronox, Inc. Class B*                          101               1,718
  United States Steel
     Corporation##                             4,700             285,196
  Vulcan Materials Co.                         4,300             372,595
  Weyerhaeuser Co.                            10,600             767,758
                                                            ------------
                                                              17,976,627
                                                            ------------
Other - 4.3%
  3M Co.                                      32,500           2,459,925
  Brunswick Corporation##                      4,000             155,440
  Eaton Corporation                            6,300             459,711
  General Electric Co.                       448,500          15,598,830
  Honeywell International, Inc.               35,800           1,531,166
  ITT Industries, Inc.                         7,800             438,516
  Johnson Controls, Inc.                       8,092             614,426
  Textron, Inc.                                5,800             541,662
                                                            ------------
                                                              21,799,676
                                                            ------------

                       See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

                                              Shares           Value
                                             -------        -----------
Other Energy - 3.9%
  Anadarko Petroleum
     Corporation                               9,900        $   999,999
  Apache Corporation                          14,148            926,835
  Baker Hughes, Inc.                          15,200          1,039,680
  BJ Services Co.                             13,900            480,940
  Burlington Resources, Inc.                  16,300          1,498,133
  Chesapeake Energy
     Corporation##                            16,100            505,701
  Devon Energy Corporation                    19,000          1,162,230
  Dynegy, Inc. Class A##*                     14,500             69,600
  El Paso Corporation##                       27,400            330,170
  EOG Resources, Inc.                         10,300            741,600
  Halliburton Co.                             22,100          1,613,742
  Kerr-McGee Corporation                       4,965            474,058
  Nabors Industries, Ltd.*                     6,600            472,428
  National Oilwell Varco, Inc.##*              7,300            468,076
  Noble Corporation##                          5,700            462,270
  Rowan Cos., Inc.##                           5,200            228,592
  Schlumberger, Ltd.                          25,400          3,214,878
  Sunoco, Inc.                                 5,800            449,906
  TransOcean, Inc.*                           14,000          1,124,200
  Valero Energy Corporation                   26,800          1,602,104
  Weatherford International,
     Ltd.##*                                  15,198            695,309
  Williams Cos., Inc.                         25,100            536,889
  XTO Energy, Inc.                            15,566            678,211
                                                            -----------
                                                             19,775,551
                                                            -----------
Producer Durables - 5.0%
  Agilent Technologies, Inc.##*               18,200            683,410
  American Power Conversion
     Corporation                               7,400            171,014
  Andrew Corporation*                          6,700             82,276
  Applied Materials, Inc.##                   68,300          1,195,933
  Boeing Co. (The)                            34,400          2,680,792
  Caterpillar, Inc.                           28,900          2,075,309
  Centex Corporation                           5,300            328,547
  Cooper Industries, Ltd. Class A              3,900            338,910
  Cummins, Inc.##                              1,900            199,690
  Danaher Corporation                         10,200            648,210
  Deere & Co.                                 10,200            806,310
  Dover Corporation                            8,500            412,760
  DR Horton, Inc.                             11,700            388,674
  Emerson Electric Co.                        17,500          1,463,525
  Goodrich Corporation##                       5,500            239,855
  Grainger (W.W.), Inc.                        3,700            278,795
  Illinois Tool Works, Inc.                    8,800            847,528
  Ingersoll-Rand Co., Ltd.
     Class A                                  14,600            610,134
  KB HOME##                                    3,300            214,434
  KLA-Tencor Corporation                       8,700            420,732
  Lennar Corporation Class A                   5,800            350,204
  Lexmark International, Inc.##*              4,700            213,286
  Lockheed Martin Corporation                 15,400          1,157,002
  Molex, Inc.##                                6,950            230,740
  Northrop Grumman
     Corporation                              15,556          1,062,319
  Novellus Systems, Inc.##*                    5,900            141,600
  Pall Corporation                             5,200            162,188
  Parker Hannifin Corporation                  5,000            403,050
  Pitney Bowes, Inc.                           9,700            416,421
  Pulte Homes, Inc.                            9,308            357,613
  Rockwell Collins, Inc.                       7,900            445,165
  Tektronix, Inc.                              3,500            124,985
  Teradyne, Inc.*                              8,100            125,631

                                              Shares           Value
                                             -------        -----------
  Thermo Electron Corporation*                 6,710        $   248,874
  Tyco International, Ltd.                    86,684          2,330,066
  United Technologies
     Corporation                              43,700          2,533,289
  Waters Corporation*                          4,500            194,175
  Xerox Corporation*                          41,800            635,360
                                                            -----------
                                                             25,218,806
                                                            -----------
Technology - 13.5%
  ADC Telecommunications,
     Inc.##*                                   4,828            123,549
  Adobe Systems, Inc.                         25,800            900,936
  Advanced Micro Devices, Inc.*               20,700            686,412
  Affiliated Computer Services,
     Inc. Class A*                             5,000            298,300
  Altera Corporation##*                       15,500            319,920
  Analog Devices, Inc.##                      15,700            601,153
  Apple Computer, Inc.*                       36,700          2,301,824
  Applera Corporation-Applied
     Biosystems Group                          8,400            227,976
  Applied Micro Circuits
     Corporation*                             13,000             52,910
  Autodesk, Inc.                               9,960            383,659
  Avaya, Inc.*                                17,948            202,812
  BMC Software, Inc.*                          9,300            201,438
  Broadcom Corporation Class
     A*                                       18,950            817,882
  CA, Inc.                                    20,170            548,826
  CIENA Corporation##*                        23,700            123,477
  Cisco Systems, Inc.*                       264,600          5,733,882
  Citrix Systems, Inc.##*                      7,300            276,670
  Computer Sciences
     Corporation*                              8,000            444,400
  Compuware Corporation##*                    16,100            126,063
  Comverse Technology, Inc.##*                 8,400            197,652
  Corning, Inc.*                              66,600          1,792,206
  Dell, Inc.*                                101,300          3,014,688
  Electronic Data Systems
     Corporation                              21,900            587,577
  EMC Corporation*                           102,300          1,394,349
  Freescale Semiconductor, Inc.
     Series B*                                18,111            502,942
  Gateway, Inc.##*                            12,700             27,813
  General Dynamics Corporation                16,800          1,074,864
  Hewlett-Packard Co.                        121,702          4,003,996
  Intel Corporation                          253,100          4,897,485
  International Business
     Machines Corporation                     67,500          5,566,725
  Intuit, Inc.*                                7,600            404,244
  Jabil Circuit, Inc.*                         8,000            342,880
  JDS Uniphase Corporation*                   71,000            296,070
  L-3 Communications Holdings,
     Inc.                                      5,000            428,950
  Linear Technology Corporation               12,800            449,024
  LSI Logic Corporation##*                    16,000            184,960
  Lucent Technologies, Inc.##*               191,976            585,527
  Maxim Integrated Products, Inc.             13,800            512,670
  Micron Technology, Inc.##*                  26,600            391,552
  Microsoft Corporation                      382,400         10,405,104
  Motorola, Inc.                             107,500          2,462,825
  National Semiconductor
     Corporation                              15,000            417,600
  NCR Corporation*                             7,800            325,962
  Network Appliance, Inc.*                    16,000            576,480
  Novell, Inc.##*                             15,900            122,112
  Nvidia Corporation*                          7,400            423,724

                       See Notes to Financial Statements.

                                          Shares             Value
                                        ----------       ------------
  Oracle Corporation*                      162,500       $  2,224,625
  Parametric Technology
     Corporation##*                          4,480             73,158
  PerkinElmer, Inc.                          5,300            124,391
  PMC-Sierra, Inc.*                          7,500             92,175
  QLogic Corporation*                        7,000            135,450
  Qualcomm, Inc.                            71,300          3,608,493
  Raytheon Co.                              18,700            857,208
  Rockwell Automation, Inc.##                7,600            546,516
  Sanmina-SCI Corporation##*                21,800             89,380
  Solectron Corporation##*                  40,200            160,800
  Sun Microsystems, Inc.*                  146,900            753,597
  Symantec Corporation*                     44,870            755,162
  Symbol Technologies, Inc.##               10,457            110,635
  Tellabs, Inc.*                            20,400            324,360
  Texas Instruments, Inc.                   68,800          2,233,936
  Unisys Corporation*                       13,900             95,771
  Xilinx, Inc.                              14,500            369,170
                                                         ------------
                                                           68,316,897
                                                         ------------
Utilities - 7.0%
  AES Corporation (The)*                    27,500            469,150
  Allegheny Energy, Inc.##*                  6,600            223,410
  Alltel Corporation                        16,400          1,061,900
  Ameren Corporation                         9,200            458,344
  American Electric Power Co.,
     Inc.                                   17,800            605,556
  AT&T, Inc.                               166,900          4,512,976
  BellSouth Corporation                     77,400          2,681,910
  Centerpoint Energy, Inc.##                12,800            152,704
  CenturyTel, Inc.##                         5,600            219,072
  Cinergy Corporation                        7,800            354,198
  Citizens Communications Co.               14,500            192,415
  CMS Energy Corporation##*                  8,600            111,370
  Comcast Corporation Class A*              92,015          2,407,112
  Consolidated Edison, Inc.##               10,100            439,350
  Constellation Energy Group,
     Inc.                                    7,300            399,383
  Dominion Resources, Inc.                  15,000          1,035,450
  DTE Energy Co.##                           7,300            292,657
  Duke Energy Corporation##*                39,900          1,163,085
  Edison International                      14,500            597,110
  Entergy Corporation                        9,352            644,727
  Exelon Corporation                        29,424          1,556,530
  FirstEnergy Corporation                   13,784            674,038
  FPL Group, Inc.                           16,700            670,338
  KeySpan Corporation                        7,500            306,525
  Kinder Morgan, Inc.                        4,500            413,955

                                          Shares             Value
                                        ----------       ------------
  Nicor, Inc.##                              1,800       $     71,208
  NiSource, Inc.                            11,000            222,420
  Peoples Energy Corporation##               1,600             57,024
  PG&E Corporation##                        15,800            614,620
  Pinnacle West Capital
     Corporation##                           3,800            148,580
  PPL Corporation                           15,600            458,640
  Progress Energy, Inc.##                   11,200            492,576
  Public Service Enterprise
     Group, Inc.##                          10,900            698,036
  Qwest Communications
     International, Inc.##*                 66,800            454,240
  Sempra Energy                             10,900            506,414
  Southern Co. (The)                        32,300          1,058,471
  Sprint Nextel Corporation                127,693          3,299,587
  TECO Energy, Inc.                         10,000            161,200
  TXU Corporation                           20,700            926,532
  Verizon Communications, Inc.             125,974          4,290,674
  Xcel Energy Inc.##                        16,700            303,105
                                                         ------------
                                                           35,406,592
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $393,600,429)                                     492,149,777
                                                         ------------
MONEY MARKET FUNDS - 7.8%
  GuideStone Funds Money
     Market Fund (GS4 Class)**          12,180,826         12,180,826
  Northern Institutional Liquid
     Assets Portfolio(section)          27,120,745         27,120,745
                                                         ------------
TOTAL MONEY MARKET FUNDS
  (Cost $39,301,571)                                       39,301,571
                                                         ------------

                                            Par
                                        ----------
U.S. TREASURY OBLIGATION - 0.1%
  U.S. Treasury Bill
  3.94%, 04/06/06++++
  (Cost $619,661)                       $  620,000            619,652
                                                         ------------

TOTAL INVESTMENTS - 105.4%
  (Cost $433,521,661)                                     532,071,000
Liabilities in Excess of Other
  Assets - (5.4)%                                         (27,273,076)
                                                         ------------
NET ASSETS - 100.0%                                      $504,797,924
                                                         ============

                       See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                          Shares            Value
                                        ---------        -----------
COMMON STOCKS - 96.2%
Auto & Transportation - 2.4%
  Alexander & Baldwin, Inc.##               2,600        $   123,968
  Autoliv, Inc.                             5,300            299,874
  BorgWarner, Inc.##                        2,500            150,100
  Burlington Northern Santa
     Fe Corporation                       179,400         14,949,402
  CSX Corporation                          13,600            813,280
  EGL, Inc.##*                              8,500            382,500
  Ford Motor Co.                          110,795            881,928
  General Motors
     Corporation##                         28,900            614,703
  Genuine Parts Co.                        10,300            451,449
  Goodyear Tire & Rubber Co.
     (The)##*                               5,000             72,400
  Laidlaw International, Inc.               6,400            174,080
  Lear Corporation##                        4,300             76,239
  Norfolk Southern
     Corporation                           21,600          1,167,912
  Overseas Shipholding
     Group, Inc.                            1,900             91,067
  PACCAR, Inc.                              1,450            102,196
  Southwest Airlines Co.                  252,350          4,539,777
  Swift Transportation Co.,
     Inc.##*                                2,300             49,979
  Tidewater, Inc.##                         2,800            154,644
  TRW Automotive Holdings
     Corporation*                           2,100             48,930
  UAL Corporation##*                       32,800          1,309,704
  Union Pacific Corporation               102,400          9,559,040
  YRC Worldwide, Inc.##*                    3,500            133,210
                                                         -----------
                                                          36,146,382
                                                         -----------
Consumer Discretionary - 9.9%
  Accenture, Ltd. Class A                  43,200          1,299,024
  Adesa, Inc,##                             5,200            139,048
  Alberto-Culver Co.                        2,850            126,055
  Allied Waste Industries,
     Inc.##*                                9,100            111,384
  American Greetings
     Corporation Class A##                  3,900             84,318
  AnnTaylor Stores
     Corporation##*                         2,200             80,938
  AutoNation, Inc.*                        10,500            226,275
  Barnes & Noble, Inc.##                    2,900            134,125
  Belo Corporation Class A##                4,700             93,436
  BJ's Wholesale Club, Inc.*                4,100            129,191
  Black & Decker Corporation                2,000            173,780
  Borders Group, Inc.##                     4,600            116,104
  Brink's Co. (The)                         1,400             71,064
  Carnival Corporation##                   76,900          3,642,753
  CBRL Group, Inc.##                        1,500             65,865
  CBS Corporation Class B                  35,900            860,882
  Cendant Corporation                     723,130         12,546,305
  Circuit City Stores, Inc.##             199,300          4,878,864
  Claire's Stores, Inc.                       400             14,524
  Clear Channel Communi-
     cations, Inc.*                        23,025            667,955
  Columbia Sportswear Co.##*                1,200             63,996
  Convergys Corporation*                    8,500            154,785
  Costco Wholesale
     Corporation                           18,500          1,001,960
  Dillard's, Inc. Class A##                 4,900            127,596
  DIRECTV Group, Inc.
     (The)*                                 3,832             62,845
  Discovery Holding Co. Class
     A##*                                  11,110            166,650

                                          Shares             Value
                                        ---------        -----------
  Dollar Tree Stores, Inc.*                 3,000        $    83,010
  Donnelley (R.R.) & Sons Co.              13,500            441,720
  Eastman Kodak Co.##                     388,000         11,034,720
  Expedia, Inc.##*                          5,180            104,999
  Family Dollar Stores, Inc.                2,300             61,180
  Federated Department
     Stores, Inc.                          17,007          1,241,511
  Foot Locker, Inc.##                       5,000            119,400
  Gannett Co., Inc.                       167,500         10,036,600
  Harman International
     Industries, Inc.                       8,500            944,605
  Hasbro, Inc.                              9,325            196,757
  Hearst-Argyle Television,
     Inc.##                                 1,800             42,048
  Hewitt Associates, Inc. Class
     A*                                     1,700             50,558
  Home Depot, Inc. (The)                  122,200          5,169,060
  IAC InterActiveCorp##*                    5,580            164,443
  International Speedway
     Corporation Class A##                  1,700             86,530
  Interpublic Group Cos.,
     Inc.##*                                3,700             35,372
  Jones Apparel Group, Inc.                 7,500            265,275
  Kimberly-Clark Corporation               17,400          1,005,720
  Knight-Ridder, Inc.                       4,500            284,445
  Lamar Advertising Co.##*                  1,300             68,406
  Laureate Education, Inc.##*                 700             37,366
  Lee Enterprises, Inc.                     2,700             89,883
  Leggett & Platt, Inc.                     7,700            187,649
  Liberty Global, Inc. Class
     A*                                    17,057            349,157
  Liberty Media Corporation
     Class A*                             319,900          2,626,379
  Live Nation, Inc.##*                      2,878             57,100
  Liz Claiborne, Inc.##                     6,600            270,468
  Manpower, Inc.                            3,800            217,284
  Mattel, Inc.##                          351,200          6,367,256
  McClatchy Co. Class A##                   1,100             53,735
  McDonald's Corporation##                706,100         24,261,596
  Mohawk Industries, Inc.*                  2,300            185,656
  New York Times Co. Class
     A##                                    9,900            250,569
  Newell Rubbermaid, Inc.##               326,400          8,222,016
  NTL, Inc.##                              17,336            504,651
  Office Depot, Inc.*                      18,600            692,664
  OfficeMax, Inc.##                         5,300            159,901
  Outback Steakhouse, Inc.##                  300             13,200
  Penney (JC) Co., Inc.                     8,600            519,526
  Polo Ralph Lauren
     Corporation##                          2,500            151,525
  RadioShack Corporation##                 70,150          1,348,984
  Rent-A-Center, Inc.*                      2,500             63,975
  Republic Services, Inc.                  67,300          2,860,923
  Royal Caribbean Cruises,
     Ltd.##                                64,900          2,727,098
  Sabre Holdings Corporation                9,300            218,829
  Saks, Inc.                                6,700            129,310
  Sears Holdings Corporation*               3,297            435,995
  Service Corporation
     International                         18,100            141,180
  ServiceMaster Co.                         7,100             93,152
  Snap-On, Inc.##                           3,400            129,608
  Stanley Works (The)##                   205,000         10,385,300
  Staples, Inc.                            30,700            783,464
  Starwood Hotels & Resorts
     Worldwide, Inc.                        5,200            352,196

                       See Notes to Financial Statements.

                                            Shares            Value
                                          ---------       ------------
  Take-Two Interactive
     Software, Inc.##*                        1,300       $     24,258
  Tech Data Corporation*                      3,200            118,112
  Tiffany & Co.                               5,100            191,454
  Tim Hortons, Inc.##*                        1,100             29,205
  Time Warner, Inc.                         272,700          4,578,633
  Tribune Co.                                15,800            433,394
  Univision Communications,
     Inc. Class A*                            7,095            244,565
  VF Corporation                              6,000            341,400
  Wal-Mart Stores, Inc.                     136,300          6,438,812
  Walt Disney Co. (The)                      91,900          2,563,091
  Warner Music Group
     Corporation##                            2,000             43,380
  Waste Management, Inc.                    298,357         10,532,002
  Wendy's International, Inc.                 3,600            223,416
  Westwood One, Inc.                          3,400             37,536
  Whirlpool Corporation                       4,000            365,880
  Yum! Brands, Inc.                           5,800            283,388
                                                          ------------
                                                           149,812,202
                                                          ------------
Consumer Staples - 2.5%
  Albertson's, Inc.                          24,500            628,915
  Campbell Soup Co.                           6,800            220,320
  Clorox Co.                                  9,341            559,059
  Coca-Cola Co. (The)                        49,400          2,068,378
  Coca-Cola Enterprises, Inc.                18,000            366,120
  Colgate-Palmolive Co.                       8,900            508,190
  ConAgra Foods, Inc.                       492,900         10,577,634
  Dean Foods Co.*                             8,950            347,529
  Del Monte Foods Co.##                      11,200            132,832
  General Mills, Inc.                        17,200            871,696
  Heinz (H.J.) Co.                          191,800          7,273,056
  Hershey Co. (The)                           1,400             73,122
  Hormel Foods Corporation                   27,000            912,600
  J.M. Smucker Co. (The)                      3,400            134,980
  Kellogg Co.                                 6,100            268,644
  Kraft Foods, Inc. Class A##                17,100            518,301
  Kroger Co.                                 45,800            932,488
  McCormick & Co., Inc.                       2,000             67,720
  Pepsi Bottling Group, Inc.                  5,600            170,184
  PepsiAmericas, Inc.                         4,200            102,690
  Pilgrim's Pride
     Corporation##                              900             19,503
  Rite Aid Corporation##*                    30,700            122,800
  Safeway, Inc.                             241,100          6,056,432
  Sara Lee Corporation                      155,215          2,775,244
  Smithfield Foods, Inc.*                     6,100            178,974
  SUPERVALU, Inc.##                          68,513          2,111,571
  TreeHouse Foods, Inc.##*                    2,790             74,074
  Tyson Foods, Inc. Class A                  13,781            189,351
                                                          ------------
                                                            38,262,407
                                                          ------------
Financial Services - 32.5%
  A.G. Edwards, Inc.                          4,700            234,342
  ACE, Ltd.##                               195,000         10,141,950
  AFLAC, Inc.                                 6,500            293,345
  Alleghany Corporation##*                      318             92,131
  Allied Capital Corporation##                7,600            232,560
  Allstate Corporation (The)                361,200         18,822,132
  AMB Property Corporation
     REIT                                     4,900            265,923
  AMBAC Financial Group,
     Inc.                                     5,550            441,780
  American Capital Strategies,
     Ltd.##                                   8,500            298,860

                                            Shares            Value
                                          ---------       ------------
  American Financial Group,
     Inc. TBA##                               2,300       $     95,703
  American Financial Realty
     Trust REIT##                             6,000             69,900
  American International
     Group, Inc.                            164,133         10,847,550
  American National Insurance
     Co.##                                      500             56,040
  AmeriCredit Corporation##*                  4,700            144,431
  AmerUs Group Co.##                          3,100            186,744
  AmSouth Bancorporation                     20,900            565,345
  Annaly Mortgage
     Management, Inc. REIT##                  9,300            112,902
  AON Corporation                            19,700            817,747
  Apartment Investment &
     Management Co. Class A
     REIT                                     5,600            262,640
  Archstone-Smith Trust Reit                 13,300            648,641
  Arden Realty, Inc. REIT##                   5,200            234,676
  Arthur J. Gallagher & Co.##                 2,000             55,620
  Associated Banc-Corp                       13,400            455,332
  Assurant, Inc.                              6,600            325,050
  Astoria Financial
     Corporation                              6,700            207,432
  AvalonBay Communities,
     Inc. REIT                                4,200            458,220
  Bank of America
     Corporation                          1,222,168         55,657,531
  Bank of Hawaii Corporation                  3,200            170,592
  Bank of New York Co., Inc.
        (The)                                48,700          1,755,148
  BB&T Corporation                           35,729          1,400,577
  Bear Stearns Cos., Inc. (The)               7,300          1,012,510
  BISYS Group, Inc. (The)##*                  3,000             40,440
  BOK Financial Corporation##                 1,057             50,260
  Boston Properties, Inc. REIT                6,600            615,450
  BRE Properties, Inc. Class A
     REIT                                     3,900            218,400
  Camden Property Trust REIT                  3,800            273,790
  Capital One Financial
     Corporation##                          104,900          8,446,548
  CapitalSource, Inc. REIT##                  2,006             49,917
  Capitol Federal Financial##                 1,300             41,990
  CarrAmerica Realty
     Corporation REIT                         4,500            200,745
  CBL & Associates
     Properties, Inc. REIT##                 22,000            933,900
  Checkfree Corporation##*                      800             40,400
  Chubb Corporation                         124,400         11,872,736
  Cigna Corporation                          57,500          7,510,650
  Cincinnati Financial
     Corporation                             10,555            444,049
  CIT Group, Inc.                            87,800          4,699,056
  Citigroup, Inc.                           864,867         40,847,668
  City National Corporation                  21,800          1,674,022
  CNA Financial
     Corporation##*                           1,500             47,760
  Colonial BancGroup, Inc.##                 69,000          1,725,000
  Comerica, Inc.                            209,000         12,115,730
  Commerce Bancorp, Inc.##                      400             14,660
  Commerce Bancshares, Inc.##                 3,787            195,674
  Commerce Group, Inc.                        1,200             63,408
  Compass Bancshares, Inc.                    8,600            435,246
  Conseco, Inc.##*                            9,500            235,790
  Countrywide Financial
     Corporation                            190,600          6,995,020

                       See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                           Shares            Value
                                          -------        -----------
  Crescent Real Estate
     Equities Co. REIT##                  262,000        $ 5,520,340
  Cullen/Frost Bankers, Inc.                3,000            161,250
  Deluxe Corporation##                      3,700             96,829
  Developers Diversified
     Realty Corporation REIT##              6,100            333,975
  Downey Financial
     Corporation##                          1,600            107,680
  Duke Realty Corporation
     REIT##                                 8,400            318,780
  E*trade Financial
     Corporation*                          25,900            698,782
  Equifax, Inc.                             2,600             96,824
  Equity Office Properties
     Trust REIT                            25,385            852,428
  Equity Residential
     Properties Trust Reit                 18,200            851,578
  Erie Indemnity Co. Class A##              1,700             89,488
  Essex Property Trust, Inc.
     REIT##                                 1,800            195,714
  Fair Isaac & Co., Inc.                      600             23,772
  Fannie Mae                               60,800          3,125,120
  Federal Realty Investors
     Trust REIT##                           2,700            203,040
  Federated Investors, Inc.
     Class B                                  500             19,525
  Fidelity National Financial,
     Inc.                                   9,879            351,001
  Fidelity National Title
     Group, Inc.##                          2,628             59,840
  Fifth Third Bancorp                      29,300          1,153,248
  First American Corporation##              5,700            223,212
  First Horizon National
     Corporation##                         23,100            962,115
  FirstMerit Corporation                    5,000            123,300
  Freddie Mac                             164,400         10,028,400
  Friedman, Billings, Ramsey
     Group, Inc. Class A
     REIT##                                 9,900             92,862
  Fulton Financial
     Corporation##                          9,050            155,660
  General Growth Properties,
     Inc. REIT                              5,600            273,672
  Genworth Financial, Inc.
     Class A                               13,400            447,962
  Golden West Financial
     Corporation                            9,300            631,470
  Goldman Sachs Group, Inc.                21,076          3,308,089
  Hanover Insurance Group,
     Inc.##                                 3,200            167,744
  Hartford Financial Services
     Group, Inc.                          254,800         20,524,140
  HCC Insurance Holdings,
     Inc.##                                 4,200            146,160
  Health Care Property
     Investors, Inc. REIT##                 7,800            221,520
  Health Care REIT, Inc.##                  3,000            114,300
  Healthcare Realty Trust, Inc.
     REIT##                                 2,000             74,760
  Hospitality Properites Trust
     REIT                                   4,000            174,680
  Host Marriott Corporation
     REIT##                               209,200          4,476,880
  HRPT Properties Trust
     REIT##                                10,500            123,270
  Huntington Bancshares, Inc.              18,400            443,992
  Independence Community
     Bank Corporation##                     5,300            220,904

                                           Shares           Value
                                          -------        -----------
  IndyMac Bancorp, Inc.##                  22,200        $   908,646
  IntercontinentalExchange,
     Inc.##*                               23,000          1,588,150
  International Bancshares
     Corporation##                          2,625             75,416
  iStar Financial, Inc. REIT                7,700            294,756
  Janus Capital Group, Inc.                15,400            356,818
  Jefferies Group, Inc.##                   3,400            198,900
  Jefferson-Pilot Corporation               8,400            469,896
  JPMorgan Chase & Co.                    924,138         38,481,106
  KeyCorp##                               245,550          9,036,240
  Kimco Realty Corporation
     REIT##                                12,900            524,256
  Lehman Brothers Holdings,
     Inc.                                  17,342          2,506,439
  Leucadia National
     Corporation##                          5,650            337,079
  Liberty Property Trust
     REIT##                                 5,000            235,800
  Lincoln National
     Corporation##                         10,900            595,031
  Loews Corporation                         9,300            941,160
  M & T Bank Corporation##                  4,500            513,630
  Macerich Co. (The) REIT                   3,200            236,640
  Mack-Cali Realty
     Corporation REIT##                     4,900            235,200
  Markel Corporation*                         300            101,304
  Marsh & McLennan Cos.,
     Inc.                                  33,500            983,560
  Marshall & Ilsley
     Corporation##                         14,800            644,984
  MBIA, Inc.##                              7,950            478,034
  Mellon Financial
     Corporation                           24,400            868,640
  Mercantile Bankshares
     Corporation                            7,050            271,073
  Mercury General
     Corporation##                          1,500             82,350
  Merrill Lynch & Co., Inc.               122,567          9,653,377
  MetLife, Inc.                            26,200          1,267,294
  MGIC Investment
     Corporation##                         94,200          6,276,546
  Mills Corporation (The)
     REIT##                                14,300            400,400
  Morgan Stanley                          329,000         20,667,780
  National City Corporation                35,637          1,243,731
  Nationwide Financial
     Services Class A##                    39,200          1,686,384
  New Century Financial
     Corporation REIT##                     1,500             69,030
  New Plan Excel Realty Trust
     REIT##                                 5,900            153,046
  New York Community
     Bancorp, Inc.##                       17,954            314,554
  North Fork Bancorporation,
     Inc.                                  56,908          1,640,658
  Northern Trust Corporation                5,300            278,250
  Old Republic International
     Corporation##                         13,437            293,195
  Pan Pacific Retail
     Properties, Inc. REIT                  2,400            170,160
  Philadelphia Consolidated
     Holding Corporation*                   1,500             51,210
  Plum Creek Timber Co., Inc.
     REIT                                  10,862            401,134
  PMI Group, Inc. (The)##                   6,700            307,664

                       See Notes to Financial Statements.

                                            Shares            Value
                                          ---------       ------------
  PNC Financial Services
     Group, Inc.                             17,800       $  1,198,118
  Popular, Inc.                              19,200            398,592
  Principal Financial Group                  18,700            912,560
  Progressive Corporation
     (The)                                    1,100            114,686
  Prologis Trust REIT                        13,931            745,309
  Protective Life Corporation                33,200          1,651,368
  Prudential Financial, Inc.                 30,300          2,297,043
  Public Storage, Inc. Reit                   1,900            154,337
  Radian Group, Inc.##                        5,000            301,250
  Raymond James Financial,
     Inc.##                                   5,400            159,624
  Rayonier, Inc. REIT##                      17,510            798,281
  Realty Income Corporation
     REIT##                                   3,700             89,577
  Reckson Associates Realty
     Corporation REIT##                       4,200            192,444
  Regency Centers
     Corporation REIT                         3,600            241,884
  Regions Financial
     Corporation                             30,849          1,084,959
  Reinsurance Group of
     America, Inc.##                          1,700             80,393
  RenaissanceRe Holdings,
     Ltd.##                                  39,700          1,731,714
  Ryder System, Inc.                          2,400            107,472
  Safeco Corporation                          8,800            441,848
  Shurgard Storage Centers,
     Inc. Class A REIT                        2,700            179,901
  Simon Property Group, Inc.
     REIT                                    17,957          1,510,902
  Sky Financial Group, Inc.                   6,100            161,650
  SL Green Realty
     Corporation REIT##                       2,300            233,450
  SLM Corporation                           179,500          9,323,230
  South Financial Group, Inc.                 3,500             91,525
  Sovereign Bancorp, Inc.##                  21,900            479,829
  St. Paul Travelers Cos., Inc.             147,491          6,163,649
  Stancorp Financial Group,
     Inc.                                     4,200            227,262
  State Street Corporation                   14,300            864,149
  Suntrust Banks, Inc.                       22,674          1,649,760
  Synovus Financial
     Corporation##                           17,600            476,784
  Taubman Centers, Inc.
     REIT##                                  11,000            458,370
  TCF Financial Corporation                   1,200             30,900
  TD Ameritrade Holding
     Corporation                             14,400            300,528
  TD Banknorth, Inc.##                        5,798            170,171
  Thornburg Mortgage, Inc.
     REIT##                                   6,900            186,714
  Torchmark Corporation                       7,100            405,410
  Transatlantic Holdings,
     Inc.##                                   1,375             80,369
  Trizec Properties, Inc.
     REIT##                                   7,000            180,110
  UnionBanCal Corporation                    47,900          3,360,664
  United Dominion Realty
     Trust, Inc. REIT##                       6,900            196,926
  Unitrin, Inc.                               1,600             74,416
  UnumProvident
     Corporation##                          395,400          8,097,792
  US Bancorp                                115,225          3,514,363
  Valley National Bancorp##                   5,812            148,903
  Vornado Realty Trust REIT##                 8,000            768,000

                                            Shares            Value
                                          ---------       ------------
  W.R. Berkley Corporation                    5,512       $    320,027
  Wachovia Corporation                      361,723         20,274,574
  Washington Federal, Inc.##                  5,097            123,347
  Washington Mutual, Inc.                   597,021         25,445,035
  Webster Financial
     Corporation                              3,100            150,226
  Weingarten Realty Investors
     REIT                                     4,100            167,075
  Wells Fargo & Co.                         194,672         12,433,701
  Whitney Holding
     Corporation##                            4,200            148,932
  Wilmington Trust
     Corporation                              3,900            169,065
  XL Capital, Ltd. Class A                  159,500         10,225,545
  Zions Bancorporation                       33,100          2,738,363
                                                          ------------
                                                           493,418,566
                                                          ------------
Healthcare - 10.0%
  Abbott Laboratories                        12,000            509,640
  Aetna, Inc.                                 7,200            353,808
  AmerisourceBergen
     Corporation                             42,192          2,036,608
  Bard (C.R.), Inc.                          35,500          2,407,255
  Bausch & Lomb, Inc.##                         500             31,850
  Baxter International, Inc.                217,600          8,445,056
  Becton Dickinson & Co.                     70,500          4,341,390
  Biogen Idec, Inc.*                         96,000          4,521,600
  Bristol-Myers Squibb Co.                  378,100          9,305,041
  Cardinal Health, Inc.##                    91,700          6,833,484
  Caremark Rx, Inc.                           3,000            147,540
  Charles River Laboratories
     International, Inc.##*                   2,000             98,040
  Chiron Corporation*                         1,000             45,810
  Community Health Systems,
     Inc.##*                                189,800          6,861,270
  Cooper Cos., Inc.##                           800             43,224
  Eli Lilly & Co.                             4,700            259,910
  Emdeon Corporation##*                       6,100             65,880
  Fisher Scientific
     International, Inc.##*                   3,300            224,565
  Gilead Sciences, Inc.*                     79,000          4,915,380
  Health Management
     Associates, Inc. Class A                 1,600             34,512
  Health Net, Inc.*                         146,100          7,424,802
  Hospira, Inc*                               5,700            224,922
  Humana, Inc.*                               2,600            136,890
  Invitrogen Corporation##*                   1,600            112,208
  Kindred Healthcare, Inc.##*               226,789          5,703,743
  King Pharmaceuticals, Inc.*                14,800            255,300
  McKesson Corporation                       59,000          3,075,670
  Medco Health Solutions,
     Inc.*                                    5,317            304,239
  Merck & Co., Inc.                         106,500          3,751,995
  Millennium Pharmeceuticals,
     Inc.*                                   10,900            110,199
  Mylan Laboratories, Inc.##                 10,900            255,060
  Omnicare, Inc.                              4,900            269,451
  Pediatrix Medical Group,
     Inc.##*                                  4,900            502,936
  Pfizer, Inc.                            1,615,500         40,258,260
  Schering-Plough
     Corporation##                          430,500          8,175,195
  Sierra Health Services,
     Inc.##*                                    600             24,420
  Tenet Healthcare
     Corporation*                            26,600            196,308

                       See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                    Shares        Value
                                  ----------   -----------
  Teva Pharmaceutical
     Industries, Ltd. ADR             91,352   $ 3,761,862
  Triad Hospitals, Inc.##*           106,014     4,441,986
  Universal Health Services,
     Inc. Class B                      1,000        50,790
  Watson Pharmaceuticals,
     Inc.*                             6,400       183,936
  WellPoint, Inc.*                   124,425     9,634,228
  Wyeth                              217,400    10,548,248
                                               -----------
                                               150,884,511
                                               -----------
Integrated Oils - 9.6%
  Amerada Hess Corporation             4,900       697,760
  BP PLC ADR                         170,468    11,752,064
  Chevron Corporation                591,637    34,297,197
  ConocoPhillips##                   510,264    32,223,171
  ExxonMobil Corporation             699,600    42,577,656
  Marathon Oil Corporation           100,792     7,677,327
  Occidental Petroleum
     Corporation                     182,628    16,920,484
                                               -----------
                                               146,145,659
                                               -----------
Materials & Processing - 3.9%
  Air Products & Chemicals,
     Inc.                             13,400       900,346
  Airgas, Inc.##                       3,200       125,088
  Albemarle Corporation##              1,800        81,630
  Alcoa, Inc.                        298,100     9,109,936
  AptarGroup, Inc.                     1,700        93,925
  Archer-Daniels-Midland Co.          41,289     1,389,375
  Ashland, Inc.                        4,200       298,536
  Avery Dennison Corporation           1,700        99,416
  Ball Corporation                     5,600       245,448
  Bemis Co.                            6,300       198,954
  Cabot Corporation                    4,100       139,359
  Celanese Corporation Class
     A##                              35,200       738,144
  Chemtura Corporation##               8,300        97,774
  Cytec Industries, Inc.               3,000       180,030
  Dow Chemical Co. (The)              36,144     1,467,446
  duPont (E.I.) de Nemours &
     Co.                             145,300     6,133,113
  Eastman Chemical Co.                 5,200       266,136
  Energizer Holdings, Inc.*              700        37,100
  Engelhard Corporation                7,400       293,114
  FMC Corporation##                    2,000       123,960
  Foster Wheeler, Ltd.##*              7,000       331,170
  Harsco Corporation                     800        66,096
  Huntsman Corporation*                3,800        73,340
  International Paper Co.##           30,800     1,064,756
  Jacobs Engineering Group,
     Inc.*                               700        60,718
  Lafarge North America,
     Inc.##                            2,000       168,000
  Louisiana-Pacific
     Corporation                       7,000       190,400
  Lubrizol Corporation                 4,500       192,825
  Lyondell Chemical Co.##            168,800     3,359,120
  Martin Marietta Materials,
     Inc.                                700        74,921
  Masco Corporation##                  5,500       178,695
  MeadWestvaco Corporation##         363,552     9,928,605
  Monsanto Co.                         3,600       305,100
  Mosaic Co. (The)##*                  8,100       116,235
  Newmont Mining
     Corporation                      25,900     1,343,951
  Nucor Corporation##                 10,000     1,047,900

                                    Shares        Value
                                  ----------   -----------
  Owens-Illinois, Inc.*                9,200   $   159,804
  Packaging Corporation of
     America                           4,400        98,736
  Pactiv Corporation*                382,400     9,384,096
  Phelps Dodge Corporation             5,600       450,968
  PPG Industries, Inc.                10,400       658,840
  Praxair, Inc.                        3,000       165,450
  Precision Castparts
     Corporation                       5,200       308,880
  Rohm & Haas Co.                      9,500       464,265
  RPM International, Inc.              6,900       123,786
  Scotts Miracle-Gro Co.
     (The) Class A                     2,000        91,520
  Sealed Air Corporation               3,100       179,397
  Sherwin-Williams Co.                72,000     3,559,680
  Sigma-Aldrich Corporation##          4,500       296,055
  Smurfit-Stone Container
     Corporation##*                   15,900       215,763
  Sonoco Products Co.##                6,500       220,155
  Temple-Inland, Inc.                  6,600       294,030
  Timken Co.##                         3,300       106,491
  Tronox, Inc. Class B*                  144         2,444
  United States Steel
     Corporation##                     7,200       436,896
  USG Corporation##*                   2,300       218,408
  Valspar Corporation                 15,460       430,870
  Vulcan Materials Co.                 2,500       216,625
  Weyerhaeuser Co.                    14,900     1,079,207
                                               -----------
                                                59,683,028
                                               -----------
Other - 1.3%
  3M Co.##                            55,500     4,200,795
  Brunswick Corporation##              2,000        77,720
  Carlisle Cos., Inc.##                1,400       114,520
  Eaton Corporation                    6,700       488,899
  General Electric Co.               305,900    10,639,202
  Hillenbrand Industries, Inc.##       2,500       137,475
  Honeywell International,
     Inc.                             53,600     2,292,472
  ITT Industries, Inc.                 1,000        56,220
  Johnson Controls, Inc.               9,600       728,928
  SPX Corporation##                    4,300       229,706
  Teleflex, Inc.                       2,200       157,586
  Textron, Inc.                        5,700       532,323
  Wesco Financial Corporation            100        39,900
                                               -----------
                                                19,695,746
                                               -----------
Other Energy - 2.6%
  Anadarko Petroleum
     Corporation                     115,600    11,676,756
  Apache Corporation                  20,382     1,335,225
  Arch Coal, Inc.##                    2,600       197,444
  Burlington Resources, Inc.          24,200     2,224,222
  Chesapeake Energy
     Corporation##                    13,800       433,458
  Consol Energy, Inc.##                1,700       126,072
  Cooper Cameron
     Corporation*                      1,400        61,712
  Devon Energy Corporation           127,638     7,807,616
  Dynegy, Inc. Class A##*             18,900        90,720
  El Paso Corporation##               39,672       478,048
  ENSCO International, Inc.            2,700       138,915
  Equitable Resources, Inc.##          1,800        65,718
  Forest Oil Corporation##*            3,800       141,284
  Helmerich & Payne, Inc.             20,800     1,452,256
  Kerr-McGee Corporation               7,091       677,049

                       See Notes to Financial Statements.

                                    Shares       Value
                                  ---------   ----------
  National Oilwell Varco, Inc.*       4,481   $  287,322
  Newfield Exploration Co.##*         2,200       92,180
  Noble Energy, Inc.                  9,600      421,632
  NRG Energy, Inc.*                   8,600      388,892
  Pioneer Natural Resouces
     Co.                              7,703      340,858
  Pogo Producing Co.                  4,100      206,025
  Pride International, Inc.*          3,900      121,602
  Reliant Energy, Inc.*              18,875      199,697
  Rowan Cos., Inc.                    2,800      123,088
  Sunoco, Inc.                       11,600      899,812
  Tesoro Corporation                  1,900      129,846
  Unit Corporation*                     700       39,025
  Valero Energy Corporation          37,326    2,231,348
  Williams Cos., Inc.               336,400    7,195,596
                                              ----------
                                              39,583,418
                                              ----------
Producer Durables - 5.2%
  Agilent Technologies, Inc.*         4,189      157,297
  Alliant Techsystems, Inc.##*        1,000       77,170
  American Power Conversion
     Corporation##                  270,100    6,242,011
  American Tower Corporation
     Class A*                         1,600       48,512
  Andrew Corporation*                 9,100      111,748
  Beazer Homes USA, Inc.##            1,500       98,550
  Centex Corporation                  3,700      229,363
  Crown Castle International
     Corporation*                     5,600      158,760
  Cummins, Inc.                       1,300      136,630
  Deere & Co.                        13,900    1,098,795
  Diebold, Inc.##                     1,000       41,100
  Dover Corporation                   3,600      174,816
  DR Horton, Inc.                     4,633      153,908
  Emerson Electric Co.              102,000    8,530,260
  Grainger (W.W.), Inc.               4,000      301,400
  Hubbell, Inc. Class B##             3,600      184,536
  Illinois Tool Works, Inc.##        51,600    4,969,596
  Ingersoll-Rand Co., Ltd.
     Class A                         36,600    1,529,514
  KB HOME##                             800       51,984
  Lennar Corporation Class A          3,500      211,330
  Lexmark International,
     Inc.##*                        106,400    4,828,432
  MDC Holdings, Inc.##                  810       52,091
  Meritage Homes
     Corporation##*                   1,300       71,448
  Mettler Toledo International,
     Inc.*                            1,100       66,374
  Molex, Inc.##                       3,500      116,200
  Northrop Grumman
     Corporation                    270,270   18,456,739
  Novellus Systems, Inc.*             4,000       96,000
  NVR, Inc.##*                        2,320    1,714,364
  Pall Corporation                    7,200      224,568
  Parker Hannifin Corporation         4,400      354,684
  Pentair, Inc.##                     1,600       65,200
  Pitney Bowes, Inc.                 96,200    4,129,866
  Pulte Homes, Inc.                  13,100      503,302
  Roper Industries, Inc.              8,700      423,081
  Ryland Group, Inc.##                  600       41,640
  Standard-Pacific
     Corporation##                    3,800      127,756
  Steelcase, Inc. Class A##           3,400       61,200
  Tektronix, Inc.                     4,300      153,553
  Teradyne, Inc.##*                   2,900       44,979

                                    Shares       Value
                                  ---------   ----------
  Terex Corporation*                  3,100   $  245,644
  Thermo Electron
     Corporation##*                   6,100      226,249
  Thomas & Betts
     Corporation*                     6,400      328,832
  Tyco International, Ltd.          347,100    9,330,048
  United Technologies
     Corporation                    194,400   11,269,368
  Xerox Corporation*                 60,200      915,040
                                              ----------
                                              78,353,938
                                              ----------
Technology - 6.0%
  ADC Telecommunications,
     Inc.##*                          7,242      185,323
  Advanced Micro Devices,
     Inc.*                           13,500      447,660
  Affiliated Computer
     Services, Inc. Class A*          3,100      184,946
  Applera Corporation##
     Applied Biosystems Group        12,000      325,680
  Arrow Electronics, Inc.##*          7,400      238,798
  Avaya, Inc.*                        7,700       87,010
  Avid Technology, Inc.##*              400       17,384
  Avnet, Inc.##*                      6,200      157,356
  AVX Corporation##                   1,900       33,630
  BEA Systems, Inc.*                 22,100      290,173
  BMC Software, Inc.*                 7,800      168,948
  CA, Inc.                            7,300      198,633
  Cadence Design Systems,
     Inc.*                            8,300      153,467
  Ceridian Corporation*               4,000      101,800
  Computer Sciences
     Corporation*                    11,800      655,490
  Compuware Corporation*             15,600      122,148
  Comverse Technology, Inc.*          1,300       30,589
  Electronic Data Systems
     Corporation                    337,600    9,057,808
  Freescale Semiconductor,
     Inc. Series B*                  21,500      597,055
  General Dynamics
     Corporation                     24,800    1,586,704
  Harris Corporation##                1,400       66,206
  Hewlett-Packard Co.               302,250    9,944,025
  Ingram Micro, Inc. Class A*         5,300      106,000
  International Business
     Machines Corporation##         203,100   16,749,657
  International Rectifier
     Corporation##*                   1,000       41,430
  Intersil Corporation Class A        5,000      144,600
  Jds Uniphase Corporation##*        49,200      205,164
  Juniper Networks, Inc.*             8,800      168,256
  L-3 Communications
     Holdings, Inc.                   3,100      265,949
  LSI Logic Corporation*             15,300      176,868
  Lucent Technologies, Inc.##*      277,600      846,680
  Micron Technology, Inc.*           18,200      267,904
  Microsoft Corporation             242,200    6,590,262
  Motorola, Inc.                    403,100    9,235,021
  NCR Corporation*                    8,300      346,857
  Nokia Corporation ADR##           742,900   15,392,888
  Nortel Networks
     Corporation##*               1,536,400    4,686,020
  Novell, Inc.##*                    25,400      195,072
  PerkinElmer, Inc.                   3,700       86,839
  Raytheon Co.                      118,500    5,432,040
  Reynolds & Reynolds Co.
     (The) Class A##                  2,600       73,840

                       See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                     Shares          Value
                                  -----------   --------------
  Sandisk Corporation*                  2,600       $  149,552
  Sanmina-SCI Corporation##*           16,476           67,552
  Seagate Technology##                136,400        3,591,412
  Seagate Technology, Inc.+             4,600                -
  Solectron Corporation*               28,900          115,600
  Sun Microsystems, Inc.*              87,500          448,875
  Sybase, Inc.##*                       6,400          135,168
  Symantec Corporation*                22,582          380,055
  Symbol Technologies, Inc.##           2,325           24,598
  Synopsys, Inc.*                       8,500          189,975
  Tellabs, Inc.*                       28,366          451,019
  Unisys Corporation*                  19,400          133,666
  Vishay Intertechnology,
     Inc.##*                            7,500          106,800
                                                --------------
                                                    91,456,452
                                                --------------
Utilities - 10.3%
  AGL Resources, Inc.##                 4,400          158,620
  Allegheny Energy, Inc.*               9,800          331,730
  Alliant Energy Corporation           19,800          623,106
  Alltel Corporation                   20,600        1,333,850
  Ameren Corporation                   12,800          637,696
  American Electric Power
     Co., Inc.                        293,900        9,998,478
  Aqua America, Inc.                    7,366          204,922
  AT&T, Inc.                          900,137       24,339,704
  Atmos Energy Corporation##            3,800          100,054
  BellSouth Corporation               115,100        3,988,215
  Centerpoint Energy, Inc.##           19,400          231,442
  CenturyTel, Inc.                      8,900          348,168
  Cinergy Corporation                  13,200          599,412
  Citizens Communications
     Co.##                             20,800          276,016
  CMS Energy Corporation##*            13,800          178,710
  Comcast Corporation Class
     A##*                             416,763       10,902,520
  Consolidated Edison, Inc.##          16,200          704,700
  Constellation Energy Group,
     Inc.                              10,800          590,868
  Dominion Resources, Inc.             21,419        1,478,554
  DPL, Inc.##                           9,100          245,700
  DTE Energy Co.##                     10,300          412,927
  Duke Energy Corporation##*          278,400        8,115,360
  Edison International                 20,500          844,190
  Energen Corporation##                31,900        1,116,500
  Energy East Corporation##            67,900        1,649,970
  Entergy Corporation                 188,700       13,008,978
  Exelon Corporation                   41,974        2,220,425
  FirstEnergy Corporation              20,912        1,022,597
  FPL Group, Inc.                      24,800          995,472
  Great Plains Energy, Inc.##           4,100          115,415
  Hawaiian Electric Industries,
     Inc.##                             4,800          130,224
  KeySpan Corporation                 100,700        4,115,609
  Kinder Morgan, Inc.                   3,100          285,169
  MDU Resources Group,
     Inc.##                             6,950          232,477
  National Fuel Gas Co.##               5,800          189,776
  Nisource, Inc.                       15,700          317,454
  Northeast Utilities                   9,500          185,535
  NSTAR                                 6,200          177,382
  OGE Energy Corporation##              5,200          150,800
  Oneok, Inc.##                        34,400        1,109,400
  Pepco Holdings, Inc.##               10,998          250,644
  PG&E Corporation##                   21,700          844,130

                                     Shares          Value
                                  -----------   --------------
  Piedmont Natural Gas Co.,
     Inc.##                             3,100    $      74,369
  Pinnacle West Capital
     Corporation##                      5,400          211,140
  PNM Resources, Inc.##                 4,900          119,560
  PPL Corporation                     270,900        7,964,460
  Progress Energy, Inc.##              16,900          743,262
  Progress Energy, Inc.
     Contingent Value
     Obligation+*                       3,100            1,209
  Public Service Enterprise
     Group, Inc.                       14,700          941,388
  Puget Energy, Inc.##                  5,900          124,962
  Questar Corporation                   4,400          308,220
  Qwest Communications
     International, Inc.##*            94,300          641,240
  SCANA Corporation                     6,600          258,984
  Sempra Energy                        17,000          789,820
  Southern Co. (The)                   48,800        1,599,176
  Southern Union Co.##                  4,935          122,536
  Sprint Nextel Corporation           144,584        3,736,051
  TECO Energy, Inc.                    11,600          186,992
  Telephone & Data Systems,
     Inc.                               5,600          220,864
  TXU Corporation                     100,500        4,498,380
  UGI Corporation##                     7,600          160,132
  US Cellular Corporation##*              500           29,680
  Vectren Corporation                   4,500          118,710
  Verizon Communications,
     Inc.                           1,078,987       36,750,297
  Westar Energy, Inc.                   5,100          106,131
  Western Gas Resources,
     Inc.##                               700           33,775
  Wisconsin Energy
     Corporation##                      7,000          279,930
  WPS Resources
     Corporation##                      2,200          108,284
  Xcel Energy Inc.##                   27,440          498,036
                                                --------------
                                                   155,390,487
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,197,242,629)                          1,458,832,796
                                                --------------
MONEY MARKET FUNDS - 13.0%
  GuideStone Funds Money
     Market Fund (GS4
     Class)**                      53,386,784       53,386,784
  Northern Institutional Liquid
     Assets Portfolio(section)    144,174,251      144,174,251
                                                --------------
TOTAL MONEY MARKET FUNDS
  (Cost $197,561,035)                              197,561,035
                                                --------------

                                      Par
                                  -----------
U.S. TREASURY OBLIGATION - 0.3%
  U.S. Treasury Bill
     3.94%, 04/06/06++++
     (Cost $4,847,348)             $4,850,000       4,847,278
                                                --------------

TOTAL INVESTMENTS - 109.5%
  (Cost $1,399,651,012)                          1,661,241,109
Liabilities in Excess of Other
  Assets - (9.5)%                                 (143,870,221)
                                                --------------
NET ASSETS - 100.0%                             $1,517,370,888
                                                ==============

                       See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                   Shares       Value
                                 ---------   -----------
COMMON STOCKS - 95.4%
Auto & Transportation - 3.3%
  Burlington Northern Santa
     Fe Corporation                158,269   $13,188,556
  Expeditors International
     Washington,, Inc..##           88,795     7,671,000
  FedEx Corporation                160,058    18,076,951
  Toyota Motor Corporation
     ADR##                          35,596     3,876,404
  Union Pacific Corporation         92,908     8,672,962
                                             -----------
                                              51,485,873
                                             -----------
Consumer Discretionary - 23.1%
  Amazon.com, Inc.##*              355,640    12,984,416
  Apollo Group, Inc. Class
     A##*                          313,565    16,465,301
  Bed Bath & Beyond, Inc.##*       205,700     7,898,880
  Coach, Inc.*                     225,870     7,810,585
  eBay, Inc.*                    1,241,725    48,501,779
  Electronic Arts, Inc.*           178,900     9,789,408
  Federated Department
     Stores, Inc.                   64,325     4,695,725
  Getty Images, Inc.##*             66,700     4,994,496
  Google, Inc.*                    146,500    57,135,000
  Home Depot, Inc. (The)           215,309     9,107,571
  Iron Mountain, Inc.##*           110,100     4,485,474
  Lowe's Cos., Inc.                495,680    31,941,619
  Marriott International, Inc.
     Class A                       109,325     7,499,695
  Nike, Inc. Class B                66,925     5,695,318
  Penney (JC) Co., Inc.            113,000     6,826,330
  Pixar, Inc.##*                   193,475    12,409,487
  Starbucks Corporation##*       1,231,584    46,356,822
  Target Corporation               238,237    12,390,706
  Univision Communications,
     Inc. Class A##*               206,875     7,130,981
  XM Satellite Radio
     Holdings, Inc. Class A##*     157,805     3,514,317
  Yahoo!, Inc.*                  1,004,025    32,389,846
  Yum! Brands, Inc.                166,235     8,122,242
                                             -----------
                                             358,145,998
                                             -----------
Consumer Staples - 5.4%
  Colgate-Palmolive Co.             82,925     4,735,018
  CVS Corporation                   86,705     2,589,878
  PepsiCo, Inc.                    278,613    16,101,045
  Procter & Gamble Co.             566,625    32,648,933
  Walgreen Co.##                   647,552    27,928,917
                                             -----------
                                              84,003,791
                                             -----------
Financial Services - 14.3%
  AFLAC, Inc.                      226,475    10,220,817
  American International
     Group, Inc.                   182,775    12,079,600
  Capital One Financial
     Corporation##                 109,500     8,816,940
  Chicago Mercantile
     Exchange Holdings, Inc.        62,106    27,792,435
  Citigroup, Inc.                  168,700     7,967,701
  Commerce Bancorp, Inc.##         272,545     9,988,774
  Countrywide Financial
     Corporation                   260,300     9,553,010
  Franklin Resources, Inc.          94,275     8,884,476
  Genworth Financial, Inc.
     Class A                       202,996     6,786,156
  Goldman Sachs Group, Inc.         51,546     8,090,660
  Homestore, Inc.*                     200         1,312

                                   Shares       Value
                                 ---------   -----------
  Legg Mason, Inc.                  36,175   $ 4,533,813
  Lehman Brothers Holdings,
     Inc.                           93,585    13,525,840
  Merrill Lynch & Co., Inc.        130,000    10,238,800
  Moody's Corporation##            213,000    15,220,980
  Progressive Corporation
     (The)                         262,746    27,393,898
  SLM Corporation                  292,560    15,195,567
  UBS AG##                         140,554    15,456,723
  Zions Bancorporation##           125,000    10,341,250
                                             -----------
                                             222,088,752
                                             -----------
Healthcare - 22.4%
  Abbott Laboratories              113,725     4,829,901
  Aetna, Inc.                      199,400     9,798,516
  Allergan, Inc.##                 188,350    20,435,975
  American Pharmaceutical
     Partners, Inc.##*             149,300     4,253,557
  Amgen, Inc.*                     338,475    24,624,056
  Amylin Pharmaceuticals,
     Inc.##*                       121,840     5,964,068
  Genentech, Inc.##*               790,622    66,815,465
  Genzyme Corporation*             316,524    21,276,743
  Gilead Sciences, Inc.*           148,000     9,208,560
  Intuitive Surgical, Inc.##*       48,100     5,675,800
  Johnson & Johnson                102,150     6,049,323
  Medtronic, Inc.##                552,555    28,042,166
  Novartis AG ADR##                130,225     7,219,674
  Patterson Cos., Inc.##*          133,000     4,681,600
  Pfizer, Inc.                     220,550     5,496,106
  Quest Diagnostics, Inc.           46,284     2,374,369
  Shire PLC ADR##                  126,550     5,883,310
  Stryker Corporation##            191,800     8,504,412
  Teva Pharmaceutical
     Industries, Ltd. ADR##        612,638    25,228,433
  UnitedHealth Group, Inc.         661,727    36,964,070
  Varian Medical Systems,
     Inc.##*                       291,900    16,393,104
  Wyeth                            223,925    10,864,841
  Zimmer Holdings, Inc.##*         252,090    17,041,284
                                             -----------
                                             347,625,333
                                             -----------
Materials & Processing - 0.6%
  Archer-Daniels-Midland Co.        39,960     1,344,654
  Cia Vale do Rio Doce ADR##        60,968     2,958,777
  Monsanto Co.                      15,327     1,298,963
  St. Joe Co.##                     49,943     3,138,418
                                             -----------
                                               8,740,812
                                             -----------
Other - 1.4%
  General Electric Co.             619,800    21,556,644
                                             -----------
Other Energy - 4.2%
  Baker Hughes, Inc.               120,850     8,266,140
  Canadian Natural Resources,
     Ltd.##                        132,075     7,315,634
  Halliburton Co.                   81,919     5,981,725
  Peabody Energy
     Corporation##                  55,386     2,792,008
  Schlumberger, Ltd.               230,647    29,192,991
  Valero Energy Corporation        115,775     6,921,030
  Weatherford International,
     Ltd.*                         119,825     5,481,994
                                             -----------
                                              65,951,522
                                             -----------
Producer Durables - 3.9%
  Boeing Co. (The)                 125,000     9,741,250

                       See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                     Shares          Value
                                  -----------   --------------
  Caterpillar, Inc.                   164,255     $ 11,795,152
  Deere & Co.                          41,959        3,316,859
  KB HOME##                            90,490        5,880,040
  Lennar Corporation Class A          107,713        6,503,711
  Lockheed Martin
     Corporation                       88,708        6,664,632
  Toll Brothers, Inc.##*               54,390        1,883,526
  United Technologies
     Corporation                      264,382       15,326,224
                                                --------------
                                                    61,111,394
                                                --------------
Technology - 16.5%
  Adobe Systems, Inc.                 296,720       10,361,462
  Apple Computer, Inc.*               155,050        9,724,736
  Autodesk, Inc.                      197,325        7,600,959
  Broadcom Corporation Class
     A*                               136,087        5,873,515
  Cisco Systems, Inc.*                837,397       18,146,393
  Cognizant Technology
     Solutions Corporation
     Class A*                          82,375        4,900,489
  Corning, Inc.*                      306,800        8,255,988
  Dell, Inc.*                         533,300       15,871,008
  General Dynamics
     Corporation                      141,022        9,022,588
  Hewlett-Packard Co.                 389,225       12,805,502
  Marvell Technology Group,
     Ltd.*                             43,375        2,346,587
  Maxim Integrated Products,
     Inc.##                           164,880        6,125,292
  Microsoft Corporation               414,500       11,278,545
  Motorola, Inc.                      974,374       22,322,908
  Network Appliance, Inc.##*          472,225       17,014,267
  Qualcomm, Inc.                    1,082,338       54,777,126
  Red Hat, Inc.##*                    356,300        9,969,274
  Salesforce.com, Inc.##*             203,300        7,385,889
  Sandisk Corporation*                 79,300        4,561,336
  Seagate Technology##                219,000        5,766,270
  Seagate Technology, Inc.+             5,600                -
  Symbol Technologies, Inc.               380            4,020
  Texas Instruments, Inc.             190,650        6,190,406
  Xilinx, Inc.                        195,300        4,972,338
                                                --------------
                                                   255,276,898
                                                --------------
Utilities - 0.3%
  America Movil SA de CV
     ADR Series L                     153,871        5,271,620
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,162,608,260)                          1,481,258,637
                                                --------------

                                     Shares          Value
                                  -----------   --------------
MONEY MARKET FUNDS - 12.1%
  GuideStone Funds Money
     Market Fund (GS4
     Class)**                      65,081,387     $ 65,081,387
  Northern Institutional Liquid
     Assets Portfolio(section)    122,716,012      122,716,012
                                                --------------
TOTAL MONEY MARKET FUNDS
  (Cost $187,797,399)                              187,797,399
                                                --------------

                                      Par
                                  -----------
U.S. TREASURY OBLIGATION - 0.3%
  U.S. Treasury Bill
     3.94%, 04/06/06++++
     (Cost $4,197,703)             $4,200,000        4,197,643
                                                --------------

TOTAL INVESTMENTS - 107.8%
  (Cost $1,354,603,362)                          1,673,253,679
Liabilities in Excess of Other
  Assets - (7.8)%                                 (121,694,887)
                                                --------------
NET ASSETS - 100.0%                             $1,551,558,792
                                                ==============

                       See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                    Shares      Value
                                   -------   -----------
COMMON STOCKS - 95.2%
Auto & Transportation - 3.8%
  Accuride Corporation##*           55,600   $   639,400
  American Commercial Lines,
     Inc.*                          14,500       684,400
  American Railcar Industries,
     Inc.##                         15,100       529,557
  Arkansas Best Corporation##       30,600     1,197,072
  Autoliv, Inc.                     31,600     1,787,928
  Commercial Vehicle Group,
     Inc.##*                        53,100     1,020,051
  Excel Maritime Carriers,
     Ltd.##*                        21,820       213,400
  ExpressJet Holdings, Inc.*        77,600       577,344
  Genesee & Wyoming, Inc.
     Class A##*                     23,400       717,912
  Greenbrier Co., Inc.##             8,800       352,440
  JB Hunt Transport Services,
     Inc.                           40,000       861,600
  Laidlaw International, Inc.       54,300     1,476,960
  Noble International, Ltd.##       37,350       632,336
  Old Dominion Freight Line,
     Inc.##*                        17,212       463,863
  OMI Corporation##                104,500     1,883,090
  Pacer International, Inc.         31,000     1,013,080
  Republic Airways Holdings,
     Inc.*                          22,748       336,898
  Sea Containers, Ltd. Class A      50,000       360,500
  Teekay Shipping
     Corporation##                  32,400     1,201,068
  Tenneco Automotive, Inc.##*       35,900       778,671
  Thor Industries, Inc.##           19,100     1,019,176
  TRW Automotive Holdings
     Corporation*                   30,900       719,970
  Tsakos Energy Navigation,
     Ltd.##                         14,500       568,110
  UTI Worldwide, Inc.##             58,650     1,853,340
  Vitran Corporation, Inc.##*       27,261       547,128
  Wabash National
     Corporation##                  93,692     1,850,417
                                             -----------
                                              23,285,711
                                             -----------
Consumer Discretionary - 17.8%
  Aaron Rents, Inc.##               64,150     1,742,956
  Advance Auto Parts, Inc.          14,250       593,370
  Advisory Board Co. (The)##*       17,500       975,975
  Advo, Inc.##                      16,900       540,800
  American Woodmark
     Corporation##                   9,400       333,700
  America's Car-Mart, Inc.##*       38,700       832,050
  aQuantive, Inc.##*                 8,500       200,090
  BJ's Wholesale Club, Inc.*        43,400     1,367,534
  Brinker International, Inc.       15,100       637,975
  Brown Shoe Co., Inc.              26,800     1,406,464
  Buckle, Inc.##                    17,600       720,720
  Central Garden & Pet Co.##*       32,000     1,700,480
  Charlotte Russe Holding,
     Inc.##*                        33,300       712,620
  Chemed Corporation##              12,400       735,816
  Claire's Stores, Inc.             32,100     1,165,551
  Coinstar, Inc.##*                 17,700       458,607
  Computer Learning Centers*        24,439           244
  Convergys Corporation*            64,100     1,167,261
  Copart, Inc.*                     23,000       631,350
  Corporate Executive Board
     Co.                            20,400     2,058,360
  CoStar Group, Inc.##*             33,150     1,720,154

                                    Shares      Value
                                   -------   -----------
  CRA International, Inc.##*         8,100   $   399,006
  CROCS, Inc.##*                    22,800       573,420
  Ctrip.com International, Ltd.
     ADR##                           8,800       727,760
  Deckers Outdoor
     Corporation##*                 18,800       762,152
  DTS, Inc.##*                      13,450       264,427
  EarthLink, Inc.*                 103,100       984,605
  Educate, Inc.##*                  24,200       206,184
  Education Management
     Corporation*                  128,100     5,328,960
  Entercom Communications
     Corporation##                  19,100       533,272
  Entravision Communications
     Corporation Class A##*        231,858     2,123,819
  EZCORP, Inc. Class A*             39,500     1,166,040
  Furniture Brands
     International, Inc.##          57,100     1,399,521
  GameStop Corporation Class
     A##*                           11,900       560,966
  Group 1 Automotive, Inc.##        34,100     1,621,114
  Guitar Center, Inc.##*             8,300       395,910
  Harris Interactive, Inc.##*      209,644     1,178,199
  Heidrick & Struggles
     International, Inc.##*         31,500     1,142,820
  Helen of Troy, Ltd.##*            42,800       907,360
  Herbalife, Ltd.*                  34,400     1,161,688
  Hibbett Sporting Goods,
     Inc.##*                        35,800     1,181,042
  Hudson Highland Group,
     Inc.##*                        15,700       297,358
  Iconix Brand Group, Inc.##*       25,500       371,025
  Insight Enterprises, Inc.##*      76,300     1,679,363
  Inter Parfums, Inc.##             33,400       665,662
  Jack in the Box, Inc.##*          16,500       717,750
  Jackson Hewitt Tax Service,
     Inc.##                         67,200     2,122,176
  Jakks Pacific, Inc.##*            17,600       470,624
  Kenexa Corporation##*              8,000       246,000
  K-Swiss, Inc. Class A##           26,700       804,738
  Life Time Fitness, Inc.##*        23,200     1,086,920
  Lithia Motors, Inc.##              2,800        97,160
  Manpower, Inc.##                  12,800       731,904
  Marchex, Inc. Class B##*          24,400       524,600
  Marvel Entertainment,
     Inc.##*                        35,400       712,248
  Monro Muffler Brake, Inc.##       21,500       798,510
  MPS Group, Inc.##*                65,700     1,005,210
  MSC Industrial Direct Co.,
     Inc. Class A                   10,600       572,612
  MWI Veterinary Supply,
     Inc.##*                        22,200       730,380
  Navigant Consulting, Inc.##*      26,600       567,910
  Netflix, Inc.##*                  27,400       794,326
  On Assignment, Inc.*              67,000       735,660
  Orient-Express Hotels, Ltd.
     Class A##                      24,700       968,981
  Outdoor Channel Holdings,
     Inc.##*                        37,900       386,201
  Papa John's International,
     Inc.##*                        25,600       839,936
  Parlux Fragrance, Inc.##*         31,200     1,006,200
  Perry Ellis International,
     Inc.##*                        37,200       841,836
  Providence Service
     Corporation*                   13,500       439,020
  Radio One, Inc. Class D*          62,700       467,742

                       See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                     Shares       Value
                                    -------   ------------
  Rare Hospitality
     International, Inc.*            11,150   $    388,354
  Red Robin Gourmet Burgers,
     Inc.##*                         13,000        613,600
  Resources Connection,
     Inc.##*                         87,000      2,167,170
  Rocky Shoes and Boots,
     Inc.##*                         33,900        894,960
  Rush Enterprises, Inc. Class
     A*                              51,681        908,552
  Schawk, Inc.##                     23,500        611,235
  SCP Pool Corporation##             84,125      3,946,304
  Select Comfort
     Corporation##*                 157,357      6,223,469
  Shaw Communications, Inc.
     Class B                         56,900      1,360,479
  SM&A*                             124,483        809,140
  Sonic Automotive, Inc.##           25,900        718,984
  Source Interlink Cos., Inc.##*     70,700        805,980
  Sportsman's Guide, Inc.*            6,500        172,185
  Stamps.com, Inc.##*                14,300        504,218
  Stanley Furniture Co., Inc.##      28,200        824,850
  Steiner Leisure, Ltd.##*           42,800      1,733,400
  Strayer Education, Inc.##          25,700      2,628,082
  Tech Data Corporation*             36,000      1,328,760
  Texas Roadhouse, Inc. Class
     A##*                            28,400        485,356
  THQ, Inc.##*                       36,800        952,752
  Too, Inc.##*                       24,500        841,575
  Toro Co.                           31,200      1,489,800
  Tractor Supply Co.*                14,700        975,198
  Tuesday Morning
     Corporation##                   74,000      1,708,660
  United Natural Foods, Inc.##*      35,200      1,230,944
  United Online, Inc.##              71,700        922,062
  Universal Electronics, Inc.*       73,685      1,304,224
  USANA Health Sciences,
     Inc.##*                         34,700      1,447,684
  Vail Resorts, Inc.##*              28,800      1,100,736
  ValueClick, Inc.##*                41,000        693,720
  Ventiv Health, Inc.##*             22,800        757,416
  VistaPrint, Ltd.##*                19,000        567,150
  Warnaco Group, Inc. (The)*         49,420      1,186,080
  WESCO International,
     Inc.##*                         24,500      1,666,245
  West Corporation*                  42,500      1,898,050
                                              ------------
                                               108,869,768
                                              ------------
Consumer Staples - 0.9%
  Del Monte Foods Co.                62,600        742,436
  J & J Snack Foods
     Corporation                     64,652      2,171,661
  John B. Sanfillippo & Son##*       33,200        525,556
  Pilgrim's Pride
     Corporation##                   32,900        712,943
  SUPERVALU, Inc.##                  47,600      1,467,032
                                              ------------
                                                 5,619,628
                                              ------------
Financial Services - 20.7%
  Accredited Home Lenders
     Holding Co.##*                  46,500      2,379,870
  Affiliated Managers Group,
     Inc.##*                         16,300      1,737,743
  Alliance Data Systems
     Corporation*                   100,300      4,691,031
  American Financial Group,
     Inc.##                          25,000      1,040,250

                                     Shares       Value
                                    -------   ------------
  American Home Mortgage
     Investment Corporation
     REIT##                          35,700   $  1,114,197
  AmeriCredit Corporation##*         44,900      1,379,777
  Arch Capital Group, Ltd.*          17,100        987,354
  Argonaut Group, Inc.##*            29,200      1,038,060
  Asset Acceptance Capital
     Corporation*                    15,100        293,997
  Assurant, Inc.                     23,900      1,177,075
  Assured Guaranty, Ltd.             30,100        752,500
  Asta Funding, Inc.##               80,000      2,660,800
  Axis Capital Holdings, Ltd.##      46,300      1,384,370
  Banco Latinoamericano de
     Exportaciones SA                53,400        908,334
  Bank of Hawaii Corporation         27,800      1,482,018
  Brookline Bancorp, Inc.##          77,323      1,197,733
  Cardinal Financial
     Corporation##                   36,500        493,845
  CB Richard Ellis Group, Inc.
     Class A*                        20,500      1,654,350
  City National Corporation          15,700      1,205,603
  Clayton Holdings, Inc.*            12,300        259,284
  Cohen & Steers, Inc.##             26,000        637,000
  Commerce Bancshares, Inc.##        22,811      1,178,644
  Commerce Group, Inc.               10,800        570,672
  CompuCredit Corporation##*         25,400        934,974
  Corus Bankshares, Inc.##           20,100      1,194,744
  Covanta Holding
     Corporation##*                  28,100        468,427
  CVB Financial Corporation##        44,682        764,062
  Digital Insight
     Corporation##*                  12,600        458,640
  Direct General Corporation##       53,000        901,530
  Doral Financial
     Corporation##                   75,100        867,405
  Downey Financial
     Corporation##                   17,800      1,197,940
  Eaton Vance Corporation##          48,200      1,319,716
  Euronet Worldwide, Inc.##*         28,300      1,070,589
  First Acceptance
     Corporation##*                  31,611        420,426
  First American Corporation         38,700      1,515,492
  First Bancorp Puerto Rico##       131,300      1,622,868
  First Cash Financial
     Services, Inc.*                 91,200      1,823,088
  First Community Bancorp,
     Inc.##                           8,700        501,642
  First Regional Bancorp##*           3,500        311,955
  FirstFed Financial
     Corporation##*                  40,600      2,428,286
  Franklin Bank
     Corporation##*                   5,900        113,457
  Fremont General
     Corporation##                  109,600      2,362,976
  Global Payments, Inc.              33,500      1,775,835
  Greenhill & Co., Inc.##            20,400      1,348,644
  Hanmi Financial Corporation        22,359        403,804
  Hanover Insurance Group,
     Inc.##                          14,200        744,364
  HCC Insurance Holdings,
     Inc.                           120,835      4,205,058
  HealthExtras, Inc.##*              33,100      1,168,430
  Hilb, Rogal & Hobbs Co.##         110,882      4,570,556
  Huron Consulting Group,
     Inc.*                           25,100        760,279
  Independence Community
     Bank Corporation                 8,800        366,784

                       See Notes to Financial Statements.

                                    Shares       Value
                                   -------   ------------
  IndyMac Bancorp, Inc.##           36,900   $  1,510,317
  Infinity Property & Casualty
     Corporation##                  30,300      1,264,722
  Investment Technology
     Group, Inc.##*                 32,000      1,593,600
  Investors Financial Services
     Corporation##                  56,100      2,629,407
  ITLA Capital Corporation           4,200        202,524
  Jack Henry & Associates,
     Inc.##                        106,400      2,433,368
  Jefferies Group, Inc.##           19,500      1,140,750
  Jones Lang LaSalle, Inc.##        32,300      2,472,242
  Kingsway Financial
     Services, Inc.##               18,900        385,560
  Knight Capital Group, Inc.
     Class A*                      112,700      1,569,911
  LandAmerica Financial
     Group, Inc.##                  22,100      1,499,485
  Markel Corporation*                4,700      1,587,096
  Max Re Capital, Ltd.              40,500        963,900
  Midwest Banc Holdings,
     Inc.##                         26,200        679,628
  Municipal Mortgage &
     Equity LLC##                   39,500      1,046,750
  National Financial Partners
     Corporation                    10,800        610,416
  National Interstate
     Corporation##                  15,500        337,125
  NCO Group, Inc.##*                29,700        705,375
  New Century Financial
     Corporation REIT##             11,900        547,638
  North Pointe Holdings
     Corporation##*                 51,900        648,750
  Nuveen Investments, Inc.
     Class A##                      17,400        837,810
  Ohio Casualty Corporation##      106,871      3,387,811
  optionsXpress Holdings, Inc.      27,300        793,884
  Piper Jaffray Cos., Inc.##*       26,400      1,452,000
  Platinum Underwriters
     Holdings, Ltd.                 22,900        666,390
  PMI Group, Inc. (The)##           44,500      2,043,440
  Portfolio Recovery
     Associates, Inc.##*            17,000        796,110
  Primus Guaranty, Ltd.##*          64,500        719,175
  PrivateBancorp, Inc.##            35,361      1,467,128
  Quanta Capital Holdings,
     Ltd.##*                        49,400        148,200
  R&G Financial Corporation
     Class B##                      50,800        643,128
  Radian Group, Inc.                58,600      3,530,650
  Raymond James Financial,
     Inc.##                         23,550        696,138
  Ryder System, Inc.                18,500        828,430
  Saxon Capital, Inc. REIT##        81,700        852,948
  Selective Insurance Group##        2,500        132,500
  Sotheby's Holdings Class
     A##*                           28,800        836,352
  Stancorp Financial Group,
     Inc.                           32,200      1,742,342
  Stewart Information Services
     Corporation##                  24,100      1,134,628
  Texas Capital Bancshares,
     Inc.##*                        45,500      1,092,000
  TierOne Corporation               39,900      1,354,605
  UCBH Holdings, Inc.##             27,000        510,840
  USI Holdings Corporation##*      170,887      2,756,407
  W.R. Berkley Corporation          28,100      1,631,486

                                    Shares       Value
                                   -------   ------------
  Webster Financial
     Corporation##                  19,500   $    944,970
  Whitney Holding
     Corporation##                  20,400        723,384
  Williams Scotsman
     International, Inc.##*         27,600        691,380
  Wilmington Trust
     Corporation##                  16,900        732,615
  World Acceptance
     Corporation##*                 13,600        372,640
  Wright Express
     Corporation##*                 45,700      1,281,885
  Zenith National Insurance
     Corporation##                  34,150      1,643,640
                                             ------------
                                              126,119,958
                                             ------------
Healthcare - 11.9%
  Adeza Biomedical
     Corporation*                   30,400        642,352
  Allion Healthcare, Inc.*          21,700        294,252
  Amedisys, Inc.##*                105,300      3,659,175
  American Dental Partners,
     Inc.##*                        42,600        575,100
  Analogic Corporation##            10,400        688,480
  Angiotech Pharmaceuticals,
     Inc.##*                        32,800        485,440
  Arqule, Inc.##*                   89,300        512,582
  Arthrocare Corporation##*          9,350        447,117
  Aspect Medical Systems,
     Inc.##*                        11,200        307,328
  Aspreva Pharmaceuticals
     Corporation##*                 23,200        577,448
  AtriCure, Inc.##*                 42,500        340,000
  Axcan Pharma, Inc.##*             34,890        463,339
  BioMarin Pharmaceuticals,
     Inc.##*                        54,300        728,706
  Bio-Rad Laboratories, Inc.
     Class A*                       15,700        978,895
  Centene Corporation##*            32,400        945,108
  Charles River Laboratories
     International, Inc.##*         11,600        568,632
  Chattem, Inc.##*                  33,600      1,265,040
  Connetics Corporation##*          40,600        687,358
  Conor Medsystems, Inc.##*         27,100        796,740
  Curis, Inc.##*                   129,600        308,448
  Cutera, Inc.##*                   36,100        979,032
  CV Therapeutics, Inc.##*          22,300        492,384
  Dade Behring Holdings,
     Inc.##                         39,000      1,392,690
  Digene Corporation##*             33,900      1,325,490
  DJ Orthopedics, Inc.*             16,000        636,160
  Eclipsys Corporation*             24,800        585,528
  ev3 Inc.##*                       20,900        370,139
  Five Star Quality Care,
     Inc.+*                          2,086             --
  Genesis HealthCare
     Corporation*                   19,800        870,012
  Genitope Corporation##*           12,600        109,620
  Haemonetics Corporation*          13,800        700,626
  Healthways, Inc.*                 23,300      1,186,902
  Icon PLC ADR*                     48,675      2,379,721
  ICU Medical, Inc.##*              22,000        796,180
  Illumina, Inc.##*                  4,500        106,875
  Immucor, Inc.*                     9,700        278,293
  Integra LifeSciences
     Holdings Corporation##*        20,500        840,090
  Intuitive Surgical, Inc.*          3,500        413,000

                       See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                     Shares      Value
                                    -------   -----------
  Kensey Nash Corporation##*         26,300   $   752,180
  King Pharmaceuticals, Inc.*       107,600     1,856,100
  KV Pharmaceutical Co.
     Class A##*                      30,200       728,424
  Kyphon, Inc.##*                    55,900     2,079,480
  LCA-Vision, Inc.##                 75,310     3,773,784
  Magellan Health Services,
     Inc.*                           40,600     1,643,082
  Medarex, Inc.##*                  125,400     1,657,788
  Medicines Co.##*                   31,000       637,670
  MGI Pharma, Inc.##*                21,580       377,650
  Molecular Devices
     Corporation##*                  21,800       722,888
  Nektar Therapeutics##*             66,800     1,361,384
  Neurometrix, Inc.##*                9,100       354,354
  Odyssey HealthCare, Inc.*          24,900       428,529
  Onyx Pharmaceuticals,
     Inc.##*                         40,900     1,074,034
  Option Care, Inc.##               117,791     1,665,565
  Orthofix International NV*         21,100       840,202
  Owens & Minor, Inc.##              22,600       740,602
  Panacos Pharmaceuticals,
     Inc.*                           67,000       506,520
  Par Pharmaceutical Cos.,
     Inc.*                           53,722     1,513,886
  PDL BioPharma, Inc.##*             14,500       475,600
  Pediatrix Medical Group,
     Inc.*                           23,400     2,401,776
  Pharmion Corporation##*            31,300       564,026
  PolyMedica Corporation##           23,105       978,728
  Psychiatric Solutions, Inc.##*     10,400       344,552
  Quality Systems, Inc.##             9,600       317,760
  Radiation Therapy Services,
     Inc.##*                         15,700       400,507
  Respironics, Inc.*                 41,900     1,630,329
  Salix Pharmaceuticals,
     Ltd.##*                         19,100       315,341
  Serologicals Corporation##*        15,000       366,900
  Sierra Health Services, Inc.*      20,600       838,420
  Stereotaxis, Inc.##*               67,200       847,392
  Stericycle, Inc.##*                23,800     1,609,356
  Symmetry Medical, Inc.##*          91,400     1,938,594
  Syneron Medical, Ltd.##*           63,800     1,863,598
  Taro Pharmaceuticals
     Industries##*                   34,600       482,324
  Techne Corporation##*              14,300       860,002
  TriPath Imaging, Inc.##*          119,889       836,825
  VCA Antech, Inc.*                  68,200     1,942,336
  Ventana Medical Systems##*         26,400     1,102,728
  WellCare Health Plans,
     Inc.##*                         27,700     1,258,688
                                              -----------
                                               72,824,186
                                              -----------
Integrated Oils - 0.2%
  Giant Industries, Inc.*            14,500     1,008,330
  Petrocorp, Inc. Escrow
     Shares+*                           500            --
  Trico Marine Services, Inc.*        7,800       251,940
                                              -----------
                                                1,260,270
                                              -----------
Materials & Processing - 10.9%
  Agrium, Inc.                       56,700     1,432,242
  Aleris International, Inc.##*      28,900     1,389,223
  Ameron International
     Corporation                      9,200       673,716
  AptarGroup, Inc.                   21,400     1,182,350

                                     Shares      Value
                                    -------   -----------
  Beacon Roofing Supply,
     Inc.##*                         94,978   $ 3,859,906
  Bemis Co.                          22,700       716,866
  Bluegreen Corporation*             21,300       281,586
  Building Materials Holding
     Corporation##                   27,200       969,408
  Carpenter Technology
     Corporation                     28,600     2,703,272
  Century Aluminum Co.##*            24,800     1,052,760
  Cleveland-Cliffs, Inc.##           31,601     2,753,079
  Commercial Metals Co.##            66,336     3,548,313
  DHB Industries, Inc.##*            50,300       240,434
  Eagle Materials, Inc.##            37,100     2,365,496
  EMCOR Group, Inc.##*               32,300     1,604,018
  Encore Wire Corporation##*         39,900     1,351,812
  Energizer Holdings, Inc.*          22,100     1,171,300
  Forest City Enterprises, Inc.
     Class A##                       26,600     1,254,190
  Gibraltar Industries, Inc.##       40,772     1,201,143
  Granite Construction, Inc.         49,500     2,409,660
  H.B. Fuller Co.                    36,200     1,858,508
  Harsco Corporation                 15,900     1,313,658
  Hexcel Corporation*               146,472     3,217,990
  Interline Brands, Inc.*            35,400       893,142
  IPSCO, Inc.                         7,800       811,902
  Lone Star Technologies,
     Inc.##*                         15,200       842,232
  Louisiana-Pacific
     Corporation                     25,500       693,600
  Martin Marietta Materials,
     Inc.                            12,900     1,380,687
  Maverick Tube
     Corporation##*                  17,700       937,923
  Methanex Corporation##             92,500     1,899,025
  Minerals Technologies, Inc.##       8,100       473,121
  Mobile Mini, Inc.##*               55,200     1,706,784
  Mueller Industries, Inc.##         40,500     1,445,445
  NCI Building Systems, Inc.*        16,400       980,228
  NS Group, Inc.*                    15,000       690,450
  Nuco2, Inc.##*                     16,400       520,536
  Quanex Corporation                 22,300     1,485,849
  RBC Bearings, Inc.##*              39,300       805,650
  Resource Capital
     Corporation##                   26,100       359,658
  RTI International Metals,
     Inc.##*                          5,900       323,615
  Ryerson Tull, Inc.##                7,300       195,348
  Schulman A, Inc.                   53,900     1,334,025
  Senomyx, Inc.##*                   19,000       312,740
  Silgan Holdings, Inc.##            13,800       554,346
  Steel Dynamics, Inc.##             42,500     2,411,025
  Symyx Technologies*                14,100       391,134
  Texas Industries, Inc.##           22,600     1,367,074
  Trammell Crow Co.##*               96,400     3,437,624
  Valspar Corporation                26,000       724,620
  Westlake Chemical
     Corporation##                   20,100       694,455
                                              -----------
                                               66,223,168
                                              -----------
Other - 0.3%
  Ritchie Bros. Auctioneers,
     Inc.##                          13,200       653,400
  Walter Industries, Inc.##          20,900     1,392,358
                                              -----------
                                                2,045,758
                                              -----------

                       See Notes to Financial Statements.

                                    Shares      Value
                                   -------   -----------
Other Energy - 5.8%
  Alon USA Energy, Inc.             20,200   $   497,324
  Arch Coal, Inc.##                 15,400     1,169,476
  ATP Oil & Gas
     Corporation##*                 21,800       957,238
  Basic Energy Services, Inc.*      19,400       578,120
  Brigham Exploration Co.##*        84,600       741,096
  Bronco Drilling Co., Inc.##*      11,800       310,340
  Denbury Resources, Inc.##*        69,700     2,207,399
  Encore Acquisition Co.*           25,050       776,550
  Energy Partners, Ltd.##*          36,700       865,386
  EXCO Resources, Inc.##*          106,500     1,334,445
  Foundation Coal Holdings,
     Inc.                           12,300       506,022
  Helmerich & Payne, Inc.           13,300       928,606
  Holly Corporation                 20,000     1,482,400
  Hydril Co.*                       13,000     1,013,350
  Key Energy Services, Inc.*         8,203       125,096
  KFX, Inc.##*                      25,100       456,820
  Massey Energy Co.##               84,626     3,052,460
  Oil States International,
     Inc.##*                        12,500       460,625
  Petroquest Energy, Inc.##*        69,682       703,091
  Pioneer Drilling Co.##*           34,100       560,263
  Pride International, Inc.*       105,296     3,283,129
  Quicksilver Resources,
     Inc.##*                        19,700       761,602
  St. Mary Land & Exploration
     Co.##                          31,800     1,298,394
  TODCO Class A                     36,800     1,450,288
  Toreador Resources
     Corporation##*                 15,800       491,538
  Unit Corporation*                 71,250     3,972,188
  Universal Compression
     Holdings, Inc.*                33,800     1,712,646
  Veritas DGC, Inc.##*              33,900     1,538,721
  Warren Resources, Inc.##*         24,900       371,010
  Western Refining, Inc.            17,200       371,864
  W-H Energy Services, Inc.*        15,200       676,248
  Whiting Petroleum
     Corporation*                   13,000       532,870
                                             -----------
                                              35,186,605
                                             -----------
Producer Durables - 7.8%
  Actuant Corporation Class
     A##                            53,134     3,252,863
  AGCO Corporation##*               52,100     1,080,554
  Alamo Group, Inc.##               19,400       429,516
  Allied Defense Group, Inc.
     (The)##*                       12,700       278,765
  Argon ST, Inc.##*                 19,000       637,070
  Arris Group, Inc.##*              72,000       990,720
  Astec Industries, Inc.##*         11,750       421,825
  ASV, Inc.##*                      11,400       367,308
  ATMI, Inc.*                       38,000     1,147,600
  Beazer Homes USA, Inc.##          26,300     1,727,910
  Cascade Corporation##              5,700       301,245
  Centex Corporation                24,848     1,540,328
  Cognex Corporation##              25,700       761,748
  Cummins, Inc.##                    6,900       725,190
  Cymer, Inc.*                      25,200     1,145,088
  Dionex Corporation##*             16,000       983,680
  ESCO Technologies, Inc.*          12,300       622,995
  Flow International
     Corporation##*                 26,000       342,420
  Gardner Denver, Inc.*              8,000       521,600

                                   Shares       Value
                                   ------    -----------
  Gehl Co.##*                       8,100    $   268,272
  General Cable
     Corporation##*                41,000      1,243,530
  Genlyte Group, Inc.*             28,476      1,940,355
  Graco, Inc.                      21,000        954,030
  Headwaters, Inc.##*              18,300        728,157
  Heico Corporation Class A        14,000        381,220
  Hovnanian Enterprises, Inc.
     Class A##*                    20,300        891,779
  Itron, Inc.*                     13,650        816,952
  Kulicke & Soffa Industries,
     Inc.##*                       57,400        547,596
  Ladish Co., Inc.##*               8,000        231,760
  LAM Research Corporation*        20,000        860,000
  M/I Homes, Inc.##                15,200        714,400
  Manitowoc Co., Inc.##            10,700        975,305
  Measurement Specialties,
     Inc.##*                       95,300      2,492,095
  Meritage Homes
     Corporation##*                13,800        758,448
  Middleby Corporation*             3,700        309,764
  MKS Instruments, Inc.*           12,500        292,875
  MTC Technologies, Inc.##*        22,900        640,971
  Nordson Corporation##            19,000        947,340
  Orbital Sciences
     Corporation##*                61,900        979,258
  Polycom, Inc.##*                 51,700      1,120,856
  Regal-Beloit Corporation          8,400        355,068
  Rofin-Sinar Technologies,
     Inc.##*                        9,100        492,583
  Ryland Group, Inc.##             52,332      3,631,841
  SBA Communications
     Corporation Class A*          19,700        461,177
  Spectralink Corporation##        67,000        840,850
  Standard-Pacific
     Corporation##                 20,800        699,296
  Technical Olympic USA,
     Inc.##                        77,100      1,568,985
  United Industrial
     Corporation##                 22,900      1,395,297
  Varian Semiconductor
     Equipment Associates,
     Inc.*                         34,150        958,932
  William Lyon Homes, Inc.##*       9,600        918,528
  X-Rite, Inc.##                   89,955      1,194,602
                                             -----------
                                              47,890,547
                                             -----------
Technology - 11.7%
  Aeroflex, Inc.##*                49,300        676,889
  Alvarion, Ltd.##*                69,500        625,500
  American Reprographics
      Co.*                         34,200      1,186,398
  Anaren, Inc.##*                  36,800        716,496
  Ansys, Inc.*                     14,400        779,760
  Anteon International
     Corporation##*                17,600        960,256
  Atheros Communications,
     Inc.*                         25,500        667,845
  Avid Technology, Inc.*           43,500      1,890,510
  Avnet, Inc.##*                   28,200        715,716
  Avocent Corporation*             17,000        539,580
  Bottomline Technologies,
     Inc.*                         32,600        447,598
  CACI International, Inc.
     Class A##*                    30,057      1,976,248
  CommScope, Inc.##*               32,700        933,585

                       See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                           Shares       Value
                                          -------   ------------
  Comtech Telecommunica-
     tions##*                              31,600   $    921,772
  Cryptologic, Inc.##                      27,400        706,646
  CSG Systems International,
     Inc.##*                               30,700        714,082
  Cypress Semiconductor
     Corporation##*                        13,400        227,130
  DealerTrack Holdings, Inc.*              17,500        372,925
  Emageon, Inc.##*                         44,900        762,851
  Embarcadero Technologies,
     Inc.*                                 63,800        446,600
  Epicor Software
     Corporation##*                       150,500      2,021,215
  EPIQ Systems, Inc.##*                    26,000        494,000
  Equinix, Inc.##*                         24,950      1,602,289
  F5 Networks, Inc.*                        9,600        695,904
  Filenet Corporation*                     15,000        405,300
  FLIR Systems, Inc.##*                    15,800        448,878
  FormFactor, Inc.##*                      13,500        530,820
  Foundry Networks, Inc.*                  68,100      1,236,696
  Genesis Microchip, Inc.##*               27,300        465,192
  Herley Industries, Inc.##*               62,000      1,294,560
  Hutchinson Technology,
     Inc.##*                               25,200        760,284
  Informatica Corporation##*               52,800        821,040
  Ingram Micro, Inc. Class A*              74,400      1,488,000
  Integrated Device
     Technology, Inc.*                     31,430        467,050
  Intergraph Corporation##*                39,100      1,628,906
  Ixia##*                                  31,300        446,338
  j2 Global Communications,
     Inc.##*                               28,900      1,358,300
  Kanbay International, Inc.##*            55,000        839,300
  Keane, Inc.##*                           88,300      1,390,725
  Komag, Inc.##*                           14,300        680,680
  LSI Logic Corporation*                   67,700        782,612
  Mercury Computer Systems,
     Inc.##*                               20,100        325,620
  Merge Technologies, Inc.##*              98,600      1,574,642
  Micros Systems, Inc.*                    13,600        626,552
  Microsemi Corporation##*                 51,800      1,507,898
  MicroStrategy, Inc. Class
     A##*                                  12,000      1,263,480
  M-Systems Flash Disk
     Pioneers##*                           27,000        698,220
  Multi-Fineline Electronix,
     Inc.##*                               12,600        736,974
  NAM TAI Electronics, Inc.##              26,100        597,951
  Neoware Systems, Inc.##*                 33,300        986,346
  Netgear, Inc.##*                         38,000        722,380
  Novatel Wireless, Inc.##*                39,300        351,735
  NovAtel, Inc.##*                         21,700        800,079
  Omnivision Technologies,
     Inc.##*                               26,700        806,340
  Open Text Corporation##*                 33,100        543,833
  Openwave Systems, Inc.##*                38,000        820,040
  Park Electrochemical
     Corporation##                         23,200        684,400
  Plexus Corporation##*                    33,200      1,247,324
  Portalplayer, Inc.##*                    27,300        606,879
  Rackable Systems, Inc.##*                 6,600        348,810
  Radisys Corporation##*                   44,477        882,868
  RADVision, Ltd.##*                       33,200        592,620
  SafeNet, Inc.##*                         44,600      1,181,008
  Saifun Semiconductors,
     Ltd.*                                 12,400        385,640

                                           Shares       Value
                                          -------   ------------
  Semtech Corporation*                     35,100   $    627,939
  SI International, Inc.##*                16,400        576,460
  Silicon Motion Technology
     Corporation ADR##*                    25,200        305,676
  Stratasys, Inc.##*                       62,096      1,830,590
  Supertex, Inc.##*                        28,300      1,064,646
  Synaptics, Inc.##*                       17,400        382,626
  Talx Corporation##                       26,400        751,872
  Tessera Technologies, Inc.##*            20,000        641,600
  Transaction Systems
     Architects, Inc.##*                   16,000        499,360
  Trident Microsystems, Inc.*              22,500        653,850
  Trimble Navigation, Ltd.*                 9,300        418,965
  TRX, Inc.##*                             67,700        641,119
  VeriFone Holdings, Inc.##*               21,100        639,119
  Verint Systems, Inc.*                    16,000        565,920
  Volterra Semiconductor
     Corporation##*                        24,900        475,341
  WebEx Communications,
     Inc.*                                 40,300      1,356,901
  Websense, Inc.##*                        90,602      2,498,803
  Wind River Systems, Inc.*                61,000        759,450
  Witness Systems, Inc.##*                 42,000      1,066,800
  Xyratex, Ltd.*                           26,000        819,000
  Zoran Corporation*                       17,900        391,652
  Zygo Corporation*                        19,000        310,080
                                                    ------------
                                                      71,695,884
                                                    ------------
Utilities - 3.4%
  Allegheny Energy, Inc.*                  20,700        700,695
  Alliant Energy Corporation               49,800      1,567,206
  Avista Corporation##                     58,500      1,208,025
  CenturyTel, Inc.                         54,400      2,128,128
  CMS Energy Corporation*                  39,000        505,050
  El Paso Electric Co.##*                  28,500        542,640
  Energen Corporation                      40,200      1,407,000
  Energy East Corporation                  37,900        920,970
  Golden Telecom, Inc.##                   18,800        564,940
  IDT Corporation*                          9,300        101,835
  Laclede Group, Inc.##                    37,900      1,304,518
  MDU Resources Group,
     Inc.##                                21,100        705,795
  NeuStar, Inc. Class A##*                 19,900        616,900
  Northeast Utilities                      68,600      1,339,758
  Oneok, Inc.                              51,100      1,647,975
  Premiere Global Services,
     Inc.##*                               40,400        325,220
  Sierra Pacific Resources##*             114,600      1,582,626
  UGI Corporation##                        56,600      1,192,562
  Unisource Energy
     Corporation                            3,600        109,800
  Wisconsin Energy
     Corporation##                         48,800      1,951,512
                                                    ------------
                                                      20,423,155
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $474,734,267)                                581,444,638
                                                    ------------
MUTUAL FUND - 0.2%
  iShares Russell 2000
     (Cost $1,092,054)                     15,350      1,166,600
                                                    ------------

                       See Notes to Financial Statements.

                                      Shares          Value
                                   -----------    ------------
MONEY MARKET FUNDS - 44.2%
  GuideStone Funds Money
     Market Fund (GS4
     Class)**                       26,241,985    $ 26,241,985
  Northern Institutional Liquid
     Assets Portfolio(section)     243,467,684     243,467,684
                                                  ------------
TOTAL MONEY MARKET FUNDS
  (Cost $269,709,669)                              269,709,669
                                                  ------------

                                       Par
                                   -----------
CORPORATE BOND - 0.0%
  TIMCO Aviation Services, Inc.
     PIK
     8.00%, 01/01/07+*
     (Cost $-)                     $     1,214              --

U.S. TREASURY OBLIGATION - 0.2%
  U.S. Treasury Bill
     3.94%, 04/06/06++++
     (Cost $1,559,147)               1,560,000       1,559,124
                                                  ------------
TOTAL INVESTMENTS - 139.8%
  (Cost $747,095,137)                              853,880,031
Liabilities in Excess of Other
  Assets - (39.8)%                                (243,170,108)
                                                  ------------
NET ASSETS - 100.0%                               $610,709,923
                                                  ============

                       See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS                               March 31, 2006 (Unaudited)

                                         Shares          Value
                                       ----------    -----------
FOREIGN COMMON STOCKS - 95.6%
Argentina - 0.0%
  Banco Macro Bansud SA
     ADR##*                                 3,700    $    84,841
                                                     -----------
Australia - 3.3%
  Amcor, Ltd.##                           785,696      4,162,356
  Brambles Industries, Ltd.##              42,740        328,924
  Coca-Cola Amatil, Ltd.##                659,905      3,415,645
  Goodman Fielder, Ltd.*                  293,000        457,275
  Insurance Australia Group,
     Ltd.##                               200,899        786,716
  John Fairfax Holdings, Ltd.##           495,000      1,421,028
  Lend Lease Corporation, Ltd.##          414,209      4,104,012
  Macquarie Bank, Ltd.                      8,445        391,041
  National Australia Bank, Ltd.##         279,655      7,547,739
  Promina Group, Ltd.##                    78,500        307,404
  QBE Insurance Group, Ltd.##              38,781        607,462
  Quantas Airways, Ltd.                   836,256      2,119,315
  Rinker Group, Ltd.                      109,318      1,553,478
  Telstra Corporation, Ltd.             1,415,414      3,789,728
  Wesfarmers, Ltd.##                      105,926      2,645,039
  Woodside Petroleum, Ltd.##              355,000     11,558,508
  Woolworths, Ltd.##                       74,358      1,002,377
                                                     -----------
                                                      46,198,047
                                                     -----------
Austria - 0.1%
  Erste Bank Der Oesterre-
     ichischen Sparkassen AG##             11,600        684,040
  Raiffeisen International Bank
     Holding AG##                           3,400        290,070
  Telekom Austria AG##                     22,328        526,285
                                                     -----------
                                                       1,500,395
                                                     -----------
Belgium - 1.0%
  Colruyt SA##                             40,100      6,006,399
  Fortis                                  163,291      5,825,743
  UCB SA##*                                58,461      2,876,362
                                                     -----------
                                                      14,708,504
                                                     -----------
Brazil - 1.0%
  All America Latina Logistica
     SA                                     4,400        274,451
  Aracruz Celulose SA ADR##                 4,900        259,406
  Arcelor Brasil SA                        32,973        512,727
  Brasil Telecom Participacoes
     SA ADR##                              30,600      1,110,474
  Centrais Eletricas Brasileiras
     SA                                13,535,400        303,546
  Companhia Brasileira de
     Distribuicao Grupo Pao de
     Acucar ADR##                          32,300      1,361,445
  Companhia Vale do Rio Doce
     ADR##                                100,000      4,323,000
  CPFL Energia SA ADR##                     6,600        277,200
  Localiza Rent A Car SA                    6,500        109,034
  Lojas Renner SA                           7,900        430,776
  Natura Cosmeticos SA                      8,000         95,231
  Petroleo Brasileiro SA
     ADR ADR                               33,200      2,651,020
  Tele Norte Leste Participacoes
     SA ADR##                              97,200      1,621,296
  Tim Participacoes SA ADR##               17,000        629,510
  Tractebel Energia SA                     11,300         95,507
  Unibanco ADR                             12,000        886,920
                                                     -----------
                                                      14,941,543
                                                     -----------

                                         Shares          Value
                                       ----------    -----------
Canada - 2.4%
  Abitibi-Consolidated, Inc.               76,300    $   315,562
  Alcan, Inc.                             112,100      5,128,658
  Barrick Gold Corporation##               56,400      1,536,336
  Cameco Corporation                       67,100      2,413,152
  Canadian Natural Resources,
     Ltd.                                  43,700      2,428,505
  Canadian Tire Corporation, Ltd.
     Class A                                1,600         85,764
  CGI Group, Inc.*                         86,400        573,361
  First Quantum Minerals, Ltd.##           29,600      1,216,595
  Inco, Ltd.*                              31,200      1,556,568
  Manulife Financial Corporation           10,200        639,853
  Methanex Corporation                     28,600        585,298
  Potash Corporation of
     Saskatchewan##                        35,371      3,114,362
  Rogers Communications, Inc.
     Class B                                8,400        320,435
  Suncor Energy, Inc.                     142,400     10,928,897
  Talisman Energy, Inc.                    50,700      2,692,481
  TELUS Corporation                        10,400        408,039
  TELUS Corporation
     (Non-Voting)                           4,300        166,315
  Toronto-Dominion Bank                    11,600        646,326
                                                     -----------
                                                      34,756,507
                                                     -----------
Chile - 0.2%
  AFP Provida SA ADR##                     15,300        406,980
  Banco de Credito e Inversiones           23,100        622,274
  Banco Santander Chile SA
     ADR##                                 10,400        453,440
  Centros Comerciales
     Sudamericanos SA                     105,638        268,501
  Embotelladora Andina SA ADR
     Class A                               30,100        416,885
  Embotelladora Andina SA ADR
     Class B                               36,500        538,740
  Empresas CMPC SA                          5,100        147,040
  Enersis SA ADR##                         23,800        282,268
  Masisa SA ADR*                           10,400         99,320
                                                     -----------
                                                       3,235,448
                                                     -----------
China - 0.6%
  China Construction Bank Class
     H 144A##                           1,814,000        847,483
  China Petroleum & Chemical
     Corporation Class H                  742,000        430,331
  China Shenhua Energy Co.,
     Ltd. Class H##                     2,141,000      3,766,476
  China Telecom Corporation,
     Ltd. Class H                       3,024,000      1,071,767
  Jiangsu Expressway Co., Ltd.
     Class H                            1,260,000        811,944
  PetroChina Co., Ltd. Class H          1,602,000      1,672,374
  Sina Corporation##*                      18,400        513,360
                                                     -----------
                                                       9,113,735
                                                     -----------
Colombia - 0.1%
  BanColombia SA                           73,000        623,297
  BanColombia SA ADR                       15,800        551,420
                                                     -----------
                                                       1,174,717
                                                     -----------
Denmark - 1.2%
  Danske Bank A/S##                        60,694      2,252,197
  H Lundbeck A/S##                         78,000      1,710,026
  Novo-Nordisk AS Class B##               200,699     12,482,984
                                                     -----------
                                                      16,445,207
                                                     -----------

                       See Notes to Financial Statements.

                                              Shares         Value
                                            ---------    ------------
Ecuador - 0.1%
  Holcim Ecuador SA GDR                        26,250    $    964,687
                                                         ------------
Egypt - 0.4%
  Commercial International Bank,
     Ltd.                                       3,100          37,783
  Commercial International Bank,
     Ltd. GDR##                                 7,900          96,284
  MobiNil - Egyptian Mobile
     Services                                  48,395       1,356,407
  Orascom Construction
     Industries                                83,446       3,417,257
  Orascom Construction
     Industries GDR 144A                        2,658         217,699
  Orascom Telecom Holding SAE                   8,358         459,105
  Orascom Telecom Holding SAE
     GDR                                        3,042         167,097
  Vodafone Egypt Telecommuni-
     cations SAE                                4,660          71,471
                                                         ------------
                                                            5,823,103
                                                         ------------
Estonia - 0.0%
  Tallink Group, Ltd.*                         30,000         166,873
                                                         ------------
Finland - 0.8%
  Neste Oil OYJ##                               7,200         247,539
  Nokia Corporation ADR##                      38,000         787,360
  Nokia OYJ                                   216,400       4,479,159
  UPM-Kymmene OYJ                             220,600       5,213,044
                                                         ------------
                                                           10,727,102
                                                         ------------
France - 7.5%
  Accor SA                                     21,200       1,222,138
  Air France-KLM##                             22,000         518,020
  Air Liquide##                                13,676       2,847,302
  Assurances Generales de France               27,100       3,270,995
  AXA SA                                       94,700       3,323,532
  BNP Paribas SA                               64,240       5,948,777
  Bouygues SA##                                82,300       4,373,416
  Carrefour SA                                 58,083       3,090,045
  Casino Guichard Perrachon
     SA##*                                     24,300       1,699,157
  Compagnie de Saint-Gobain                   111,057       7,758,836
  Dassault Systemes SA                          9,500         543,281
  Essilor International SA
     Compagnie Generale
     D'Optique                                  6,400         570,833
  France Telecom SA                           197,565       4,443,644
  Groupe Danone##                               8,700       1,065,913
  Lafarge SA                                   38,900       4,407,705
  L'Oreal SA                                   69,200       6,096,658
  PagesJaunes Groupe SA                        10,200         286,527
  PPR SA##                                      6,537         789,418
  Renault SA                                    7,800         829,455
  Safran SA                                    10,600         268,732
  Sanofi-Aventis                               90,249       8,585,456
  Schneider Electric SA##                      27,100       2,926,162
  Societe BIC SA*                              14,600         980,198
  Societe Generale Class A                     53,526       8,049,852
  Societe Television Francaise 1##            166,400       5,041,324
  Total SA##                                   83,615      22,059,412
  Veolia Environnement                        112,817       6,265,788
                                                         ------------
                                                          107,262,576
                                                         ------------
Germany - 5.3%
  Adidas-Salomon AG##                          28,086       5,554,369
  Allianz AG                                   33,700       5,626,877
  Altana AG                                    11,500         712,705

                                              Shares         Value
                                            ---------    ------------
  BASF AG##                                    29,393    $  2,304,621
  Bayer AG##                                  157,336       6,303,507
  Bayerische Motoren Werke AG                  58,600       3,227,623
  Commerzbank AG                               21,000         836,763
  Continental AG                               27,000       2,972,624
  DaimlerChrysler AG                           20,900       1,200,538
  Deutsche Bank AG                             42,625       4,868,521
  Deutsche Post AG##                           32,000         802,346
  E.ON AG                                      44,200       4,864,153
  Hannover Rueckversicherung
     AG##                                      47,600       1,765,719
  Infineon Technologies AG*                    57,300         590,929
  Metro AG                                     27,700       1,420,281
  RWE AG##                                     97,454       8,481,963
  SAP AG                                       10,500       2,277,812
  SAP AG ADR##                                  4,500         244,440
  Schering AG##                                13,420       1,395,213
  Siemens AG                                  138,416      12,922,718
  Volkswagen AG##                              99,972       7,548,966
                                                         ------------
                                                           75,922,688
                                                         ------------
Greece - 0.3%
  National Bank of Greece SA                   26,239       1,233,759
  Public Power Corporation                    102,000       2,398,022
                                                         ------------
                                                            3,631,781
                                                         ------------
Hong Kong - 4.2%
  China Mengniu Dairy Co.,
     Ltd.##                                   669,000         745,810
  China Mobile (Hong Kong),
     Ltd.                                   1,147,000       6,023,888
  China Resources Power
     Holdings Co.                           1,278,900         931,260
  CLP Holdings, Ltd.                        1,150,000       6,714,009
  CNOOC, Ltd.##                             9,265,000       7,164,445
  Denway Motors, Ltd.                       4,816,000       1,877,577
  Global Bio-Chem Technology
     Group Co., Ltd.                          769,000         403,868
  Hang Lung Group, Ltd.                       200,000         456,236
  Hang Lung Properties, Ltd.##                296,000         562,690
  Hong Kong & China Gas Co.,
     Ltd.##                                 3,684,000       8,902,393
  Hong Kong Electric Holdings,
     Ltd.                                     754,000       3,546,909
  HSBC Holdings PLC##                         184,200       3,083,789
  Hutchison Whampoa, Ltd.##                   556,000       5,098,419
  Jardine Matheson Holdings,
     Ltd.                                     124,000       2,281,600
  Johnson Electric Holdings,
     Ltd.##                                   446,500         417,201
  Li & Fung, Ltd.                             554,000       1,249,492
  Solomon Systech International,
     Ltd.##                                 1,422,400         687,446
  Sun Hung Kai Properties, Ltd.##              62,000         629,657
  Swire Pacific, Ltd. Class A##               483,000       4,727,818
  Techtronic Industries Co.##                 659,000       1,184,801
  Wharf Holdings, Ltd.                        682,000       2,505,042
                                                         ------------
                                                           59,194,350
                                                         ------------
Hungary - 0.1%
  Mol Magyar Olaj-es Gazipari
     Rt.                                        2,424         248,651
  Mol Magyar Olaj-es Gazipari
     Rt. GDR                                   11,181       1,135,990
                                                         ------------
                                                            1,384,641
                                                         ------------

                       See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                         Shares         Value
                                       ----------    -----------
India - 1.3%
  Andhra Bank, Ltd.                       860,284    $ 1,561,077
  Asian Paints, Ltd.                       63,800        923,379
  Bank of Baroda                            4,846         25,107
  Bharat Heavy Electricals, Ltd.            9,611        484,211
  Bharti Televentures, Ltd.*              108,775      1,008,919
  Container Corporation of India,
     Ltd.                                  38,900      1,263,551
  GAIL India, Ltd. GDR##                   31,900      1,355,750
  Gujarat Ambuja Cements, Ltd.            972,300      2,257,047
  Hero Honda Motors, Ltd.                  24,600        492,249
  Hindustan Petroleum
     Corporation, Ltd.                     21,728        156,173
  ICICI Bank, Ltd.                         27,422        362,987
  ICICI Bank, Ltd. ADR                     30,900        855,312
  Industrial Development Bank of
     India, Ltd.                           19,383         34,105
  Infosys Technologies, Ltd.
     ADR##                                 25,834      2,011,435
  Ranbaxy Laboratories, Ltd.               48,813        474,254
  Ranbaxy Laboratories, Ltd.
     GDR##                                162,600      1,585,350
  Sesa GOA, Ltd.                           23,720        684,788
  Steel Authority of India                114,998        214,878
  Sun Pharmaceuticals Industries,
     Ltd.                                  54,500      1,061,097
  Tata Motors, Ltd.                        49,075      1,027,653
  Tata Steel, Ltd.                         34,406        414,805
                                                     -----------
                                                      18,254,127
                                                     -----------
Indonesia - 0.8%
  Bank Rakyat Indonesia                 7,378,500      3,149,454
  PT Bank Mandiri Persero TBK           7,062,723      1,313,374
  PT Bumi Resources TBK                   690,500         68,982
  PT Panin Life TBK                    28,581,000        566,147
  PT Ramayana Lestari Sentosa
     TBK                                6,813,500        597,101
  PT Telekomunikasi Indonesia
     TBK                                6,756,700      5,128,836
                                                     -----------
                                                      10,823,894
                                                     -----------
Ireland - 0.8%
  Allied Irish Banks PLC                  120,500      2,875,306
  CRH PLC                                 160,975      5,626,754
  DEPFA Bank PLC                           41,600        741,075
  Irish Life & Permanent PLC               35,300        847,015
  Kingspan Group PLC                       78,049      1,191,761
                                                     -----------
                                                      11,281,911
                                                     -----------
Israel - 0.3%
  Bank Hapoalim, Ltd.                     119,700        555,503
  Bank Leumi Le-Israel BM                  49,800        181,473
  Check Point Software
     Technologies, Ltd.##*                 89,700      1,795,794
  Lipman Electronic Engineering,
     Ltd.*                                  7,800        212,160
  Teva Pharmaceutical Industries,
     Ltd. ADR                              30,500      1,255,990
                                                     -----------
                                                       4,000,920
                                                     -----------
Italy - 2.4%
  Banca Intesa SpA                      2,220,406     13,265,714
  Banca Popolare di Milano                248,667      2,935,137
  ENI SpA                                 160,849      4,576,861
  FastWeb                                  45,553      2,324,628
  Mediaset SpA                            399,019      4,700,144
  Mediolanum SpA##                        148,263      1,175,963

                                         Shares         Value
                                       ----------    -----------
  UniCredito Italiano SpA                 746,810    $ 5,398,485
                                                     -----------
                                                      34,376,932
                                                     -----------
Japan - 25.8%
  Acom Co., Ltd.                           39,000      2,289,635
  Advantest Corporation                    49,800      5,936,228
  Aeon Co., Ltd.                          100,800      2,445,064
  Aiful Corporation                         6,900        456,678
  Ajinomoto Co., Inc.                     252,000      2,691,283
  Astellas Pharma, Inc.                   158,400      6,015,701
  Bridgestone Corporation                 152,000      3,170,433
  Canon, Inc.                             211,300     13,984,936
  Credit Saison Co., Ltd.                  40,500      2,240,059
  Daiichi Sankyo Co., Ltd.                 27,600        629,618
  Daikin Industries, Ltd.                 176,000      6,160,748
  Daito Trust Construction Co.,
     Ltd.                                  37,000      1,930,161
  Daiwa House Industry Co., Ltd.           47,000        814,613
  Denso Corporation                       186,700      7,375,998
  East Japan Railway Co.                      399      2,956,058
  Eisai Co., Ltd.                         140,100      6,106,313
  FamilyMart Co., Ltd.                     68,000      2,131,861
  Fanuc, Ltd.                             136,100     13,101,215
  Fast Retailing Co., Ltd.                 28,900      2,826,160
  Funai Electric Co., Ltd.##               10,100        998,844
  Hankyu Holdings, Inc.##                  54,000        312,897
  Hirose Electric Co., Ltd.                41,000      5,765,081
  Hitachi, Ltd.                           425,000      3,007,859
  Honda Motor Co., Ltd.                    97,600      6,045,064
  Hoya Corporation                         22,000        887,850
  JS Group Corporation                    127,000      2,729,907
  JSR Corporation##                        85,000      2,527,613
  Kansai Electric Power Co., Inc.
     (The)                                 59,800      1,328,607
  Kao Corporation                         301,000      7,927,782
  KDDI Corporation                            947      5,060,858
  Keyence Corporation##                    32,120      8,350,654
  Kuraray Co., Ltd.                       151,000      1,775,565
  Marubeni Corporation                    406,000      2,124,860
  Matsushita Electric Industrial
     Co., Ltd.                            120,686      2,681,341
  Millea Holdings, Inc.                       772     15,282,583
  Mitsubishi Corporation                   78,300      1,782,872
  Mitsubishi Estate Co., Ltd.             855,100     20,269,575
  Mitsubishi Heavy Industries,
     Ltd.                                 865,000      4,115,548
  Mitsubishi UFJ Financial
     Group, Inc.                            1,228     18,779,949
  Mitsui & Co., Ltd.##                     56,000        809,788
  Mitsui Sumitomo Insurance
     Co., Ltd.                             42,000        571,300
  Mizuho Financial Group, Inc.                411      3,362,727
  Murata Manufacturing Co., Ltd.            7,200        487,545
  NGK Spark Plug Co., Ltd.##               38,000        886,236
  Nidec Corporation                         8,600        705,828
  Nikko Cordial Corporation               235,000      3,893,373
  Nintendo Co., Ltd.                       20,000      2,990,654
  Nippon Electric Glass Co., Ltd.          65,000      1,618,097
  Nippon Steel Corporation                154,000        596,635
  Nippon Telegraph & Telephone
     Corporation                              807      3,462,489
  Nissan Motor Co., Ltd.                  158,900      1,887,359
  Nitto Denko Corporation##                53,000      4,498,471
  NTT Data Corporation##                      765      3,678,760
  NTT DoCoMo, Inc.                          2,440      3,607,137
  Obayashi Corporation                     81,000        659,286

                       See Notes to Financial Statements.

                                    Shares        Value
                                  ---------   -----------
  Odakyu Electric Railway Co.,
     Ltd.##                          93,000   $   576,015
  Omron Corporation                   1,900        54,562
  ORIX Corporation                   36,470    11,356,206
  Osaka Gas Co., Ltd.               467,000     1,698,182
  Pioneer Corporation##             110,300     1,782,418
  Ricoh Co., Ltd.##                 197,000     3,849,618
  Rohm Co., Ltd.                     61,200     6,473,577
  Secom Co., Ltd.                   116,000     5,933,050
  Sekisui Chemical Co., Ltd.        288,000     2,439,558
  Sharp Corporation                 119,000     2,108,029
  Shimamura Co., Ltd.                16,400     1,907,528
  Shin-Etsu Chemical Co., Ltd.      139,000     7,546,389
  SMC Corporation                    16,400     2,555,446
  Softbank Corporation##            171,500     5,026,975
  Sompo Japan Insurance, Inc.        82,900     1,202,296
  Sony Corporation                  120,000     5,556,500
  Sumitomo Chemical Co., Ltd.       312,000     2,539,473
  Sumitomo Corporation              183,000     2,605,845
  Sumitomo Mitsui Financial
     Group, Inc.                        726     8,018,692
  Sumitomo Realty &
     Development Co., Ltd.           32,000       886,321
  Sumitomo Trust & Banking
     Co., Ltd.                      310,000     3,587,256
  Suzuki Motor Corporation          121,300     2,787,736
  T&D Holdings, Inc.                 59,150     4,623,449
  Takeda Pharmaceutical Co.,
     Ltd.                           291,100    16,595,421
  Takefuji Corporation               28,800     1,813,152
  TIS, Inc.                          34,200       924,010
  Tokyo Electric Power Company,
     Inc.                            22,100       551,092
  Tokyo Electron, Ltd.               42,300     2,918,233
  Tokyo Gas Co., Ltd.##             551,000     2,410,918
  Tokyu Corporation##               557,000     3,752,770
  Toshiba Corporation##              78,000       453,288
  Toyota Motor Corporation          218,900    11,958,598
  Trend Micro, Inc.                  34,000     1,193,033
  Uni-Charm Corporation##            48,400     2,376,822
  Ushio, Inc.                        26,000       619,626
  West Japan Railway Co.                483     2,039,516
  Yahoo! Japan Corporation            2,402     1,465,281
  Yamada Denki Co., Ltd.             15,700     1,810,102
  Yamato Transport Co., Ltd.         98,500     2,016,865
                                              -----------
                                              366,747,604
                                              -----------
Luxembourg - 0.1%
  Arcelor##                          15,800       622,863
  SES Global                         48,900       773,933
  Ternium SA ADR*                     2,400        68,040
                                              -----------
                                                1,464,836
                                              -----------
Malaysia - 0.3%
  AirAsia BHD*                    1,250,000       597,323
  Bumiputra-Commerce Holdings
     BHD                            623,100     1,065,822
  IOI Corporation BHD               267,000       964,161
  MK Land Holdings BHD              841,300       169,032
  O.Y.L. Industries BHD             708,300       750,012
  Telekom Malaysia BHD              167,800       425,981
  Tenaga Nasional BHD               196,875       449,010
  Titan Chemicals Corporation
     BHD                            417,100       154,016
                                              -----------
                                                4,575,357
                                              -----------

                                    Shares        Value
                                  ---------   -----------
Mexico - 0.6%
  America Movil SA de CV ADR
     Series L                        54,300   $ 1,860,318
  Cemex SA de CV                    252,334     1,646,400
  Corporacion Moctezuma SA de
     CV                             177,000       341,744
  Grupo Aeroportuario del
     Pacifico SA de CV ADR##*         2,300        73,485
  Grupo Mexico SA de CV Series
     B                               51,100       145,339
  Grupo Televisa SA ADR             105,068     2,090,853
  Kimberly-Clark de Mexico SA
     de CV Class A                   52,100       178,107
  Urbi Desarrollos Urbanos SA*       43,300       327,961
  Wal-Mart de Mexico SA de CV
     Series V                       661,596     1,772,282
                                              -----------
                                                8,436,489
                                              -----------
Netherlands - 4.8%
  ABN AMRO Holding NV                82,298     2,467,404
  Aegon NV                          110,570     2,046,104
  Akzo Nobel NV                      41,000     2,175,756
  ING Groep NV                      356,414    14,080,681
  Koninklijke Numico NV             151,006     6,681,244
  Reed Elsevier NV                  544,638     7,808,075
  Royal Dutch Shell PLC Class A     556,434    17,410,899
  Royal Dutch Shell PLC Class B     131,634     4,281,301
  Royal KPN NV                      433,600     4,886,789
  TNT NV                             93,600     3,240,689
  Trader Media East, Ltd.
     GDR##*                          30,400       288,800
  Unilever NV                        33,000     2,291,500
                                              -----------
                                               67,659,242
                                              -----------
New Zealand - 0.2%
  Telecom Corporation of New
     Zealand, Ltd.                  955,696     3,259,329
                                              -----------
Norway - 0.5%
  DNB NOR ASA##                      66,000       888,748
  Norsk Hydro ASA##                  19,800     2,743,286
  Norske Skogindustrier ASA##        27,284       462,116
  Telenor ASA##                     228,325     2,456,194
  Yara International ASA##           28,000       445,404
                                              -----------
                                                6,995,748
                                              -----------
Peru - 0.1%
  Compania de Minas
     Buenaventura SA ADR##            4,000        98,760
  Credicorp, Ltd.##                  27,300       720,720
                                              -----------
                                                  819,480
                                              -----------
Philippines - 0.1%
  Globe Telecom, Inc.                38,800       667,396
  SM Prime Holdings, Inc.         9,390,000     1,449,981
                                              -----------
                                                2,117,377
                                              -----------
Poland - 0.1%
  Powszechna Kasa Oszczednosci
     Bank Polski SA                 120,441     1,291,523
                                              -----------
Portugal - 0.2%
  Banco Comercial Portugues SA
     Series R                       520,114     1,657,699
  Portugal Telecom SGPS SA*         149,361     1,811,851
                                              -----------
                                                3,469,550
                                              -----------
Romania - 0.0%
  SNP Petrom SA*                  2,014,298       391,759
                                              -----------

                       See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                      Shares       Value
                                    ---------   ----------
Russia - 0.7%
  Comstar United Telesystems
     GDR 144A*                         28,397   $  198,779
  LUKOIL ADR##                         55,091    4,583,571
  Mechel OAO ADR##                      8,500      218,450
  Mining and Metallurgical Co.
     Norilsk Nickel ADR                 4,003      377,483
  Mobile Telesystems ADR               82,100    2,717,510
  Polyus Gold Mining Co. ADR*           4,003      156,117
  Vimpel-Communications
     ADR##*                            10,800      464,508
  Wimm-Bill-Dann Foods OJSC
     ADR##*                            48,400    1,372,624
                                                ----------
                                                10,089,042
                                                ----------
Singapore - 0.6%
  DBS Group Holdings, Ltd.             54,000      544,729
  Neptune Orient Lines, Ltd.          273,000      368,314
  Oversea-Chinese Banking
     Corporation                      628,800    2,607,271
  Singapore Telecommunications,
     Ltd.                           2,819,571    4,624,107
  United Overseas Bank, Ltd.           47,000      453,755
                                                ----------
                                                 8,598,176
                                                ----------
South Africa - 1.8%
  ABSA Group, Ltd.                     42,913      807,381
  African Bank Investments, Ltd.      312,700    1,527,617
  Alexander Forbes, Ltd.              388,600      942,271
  Anglo American PLC                  108,440    4,164,884
  AngloGold Ashanti, Ltd. ADR##        25,689    1,390,289
  Aspen Pharmacare Holdings,
     Ltd.                              49,252      345,096
  Barloworld, Ltd.                     15,664      337,390
  FirstRand, Ltd.                     250,467      812,479
  Foschini, Ltd.                       31,302      295,784
  Gold Fields, Ltd.                    38,293      834,676
  Impala Platinum Holdings,
     Ltd.##                             1,471      277,952
  Imperial Holdings, Ltd.              14,819      411,005
  JD Group, Ltd.                       16,985      257,303
  Mittal Steel South Africa, Ltd.      30,626      314,431
  MTN Group, Ltd.                     378,285    3,773,340
  Murray & Roberts Holdings,
     Ltd.                              50,715      227,849
  Naspers, Ltd.##                      39,718      808,468
  Pick'n Pay Stores, Ltd.              49,700      243,442
  Sanlam, Ltd.                         55,885      149,558
  Sasol, Ltd.##                        81,948    3,096,891
  Standard Bank Group, Ltd.           295,612    4,065,834
  Telkom SA, Ltd.                      22,368      582,827
  Tiger Brands, Ltd.                   19,511      550,314
                                                ----------
                                                26,217,081
                                                ----------
South Korea - 3.5%
  Amorepacific Corporation                980      383,285
  Daelim Industrial Co., Ltd.           8,590      680,764
  Hankook Tire Co., Ltd.               82,995    1,255,688
  Honam Petrochemical
     Corporation                       17,000    1,032,318
  Hyundai Mobis                        21,320    1,887,114
  Hyundai Motor Co.                    15,510    1,304,207
  Kookmin Bank                         76,891    6,639,723
  Kookmin Bank ADR##                   58,321    4,987,612
  Korea Electric Power
     Corporation                       89,310    3,750,358

                                      Shares       Value
                                    ---------   ----------
  Korea Electric Power
     Corporation ADR##                  1,900   $   41,040
  KT Freetel                            2,120       56,404
  LG.Philips LCD Co., Ltd.*            33,450    1,507,935
  LG.Philips LCD Co., Ltd.
     ADR##*                             9,400      213,380
  Lotte Shopping Co., Ltd.                300      122,890
  Lotte Shopping Co., Ltd.
     GDR 144A##*                       22,605      462,964
  NCSoft Corporation*                  12,140      890,883
  POSCO                                 3,867      996,998
  Samsung Electronics Co., Ltd.        10,940    7,093,660
  Samsung Electronics Co., Ltd.
     (Non-Voting Shares) GDR
     144A##                            10,309    2,639,184
  Samsung Electronics Co., Ltd.
     GDR 144A                          10,436    3,385,047
  Samsung Fire & Marine
     Insurance Co., Ltd.                9,600    1,269,658
  Samsung Securities Co., Ltd.         41,440    2,217,868
  Shinsegae Co., Ltd.                   6,957    3,172,037
  SK Telecom Co., Ltd.                  6,200    1,228,386
  S-Oil Corporation                    10,340      793,911
  STX Pan Ocean Co., Ltd.             768,000      420,633
  Tae Young Corporation                10,000      715,315
                                                ----------
                                                49,149,262
                                                ----------
Spain - 3.3%
  Banco Bilbao Vizcaya
     Argentaria SA                    130,600    2,725,384
  Banco Santander Central
     Hispano SA                       721,784   10,540,121
  Iberdrola SA                        232,085    7,492,601
  Inditex SA##                        186,298    7,190,663
  Repsol YPF SA                       210,237    5,971,976
  Telefonica SA                       805,396   12,639,519
                                                ----------
                                                46,560,264
                                                ----------
Sweden - 1.0%
  Assa Abloy AB Class B                77,000    1,428,581
  Atlas Copco AB Class A               40,200    1,130,359
  Hennes & Mauritz AB Class B##        93,400    3,405,739
  Nordea Bank AB##                    250,000    3,095,667
  Scania AB Class B##                   5,600      243,025
  Telefonaktiebolaget LM
     Ericsson Class B               1,133,500    4,307,838
                                                ----------
                                                13,611,209
                                                ----------
Switzerland - 3.6%
  Adecco SA                             8,276      462,476
  Compagnie Financiere
     Richemont AG Class A              74,974    3,594,427
  Credit Suisse Group                  30,785    1,727,398
  Geberit AG                              680      649,408
  Givaudan SA                             750      576,458
  Holcim, Ltd.                         45,970    3,660,251
  Nestle SA                            40,990   12,168,243
  Nobel Biocare Holding AG              9,269    2,063,688
  Novartis AG                         194,269   10,803,899
  Roche Holding AG                     49,537    7,375,547
  Swiss Reinsurance                    37,922    2,650,017
  Swisscom AG                           3,101    1,005,003
  UBS AG                                4,871      535,057
  Xstrata PLC                          22,300      721,804
  Zurich Financial Services AG         11,900    2,795,517
                                                ----------
                                                50,789,193
                                                ----------

                       See Notes to Financial Statements.

                                        Shares         Value
                                     -----------   -------------
Taiwan - 1.7%
  Advanced Semiconductor
     Engineering, Inc.                   185,000   $     174,977
  Advantech Co., Ltd.*                   151,544         419,730
  AU Optronics Corporation*            1,506,380       2,264,779
  Basso Industry Corporation*            216,060         393,399
  Cathay Financial Holding Co.,
     Ltd.                                483,510         863,983
  Chunghwa Telecom Co., Ltd.*            347,000         654,263
  Faraday Technology
     Corporation                         292,934         474,709
  Foxconn Technology Co., Ltd.           146,700         933,301
  High Tech Computer
     Corporation*                        106,000       2,899,949
  HON HAI Precision Industry
     Co., Ltd.                           112,961         699,514
  Largan Precision Co., Ltd.               8,000         129,889
  Lite-On Technology
     Corporation                         414,000         573,964
  MediaTek, Inc.                         166,171       1,922,369
  Phoenixtec Power Co., Ltd.*            419,605         409,153
  Taiwan Semiconductor
     Manufacturing Co., Ltd.*          4,488,035       8,876,930
  Taiwan Semiconductor
     Manufacturing Co., Ltd.
     ADR                                  10,600         106,636
  United Microelectronics
     Corporation*                      3,134,000       1,979,358
  Vanguard International
     Semiconductor Corporation*        1,059,395         773,531
  Wistron Corporation*                   137,000         164,188
                                                   -------------
                                                      24,714,622
                                                   -------------
Thailand - 0.3%
  Airports of Thailand Public Co.,
     Ltd.                                663,100         823,012
  PTT Exploration and
     Production Public Co., Ltd.          49,200         698,608
  PTT Public Co., Ltd.                   350,500       2,109,762
  Siam City Cement Public Co.,
     Ltd.                                 23,600         178,480
  Thai Oil Public Co., Ltd.              424,100         720,015
                                                   -------------
                                                       4,529,877
                                                   -------------
Turkey - 0.3%
  Arcelik AS                              35,990         297,128
  Migros Turk TAS                        110,325       1,370,344
  Turkcell Iletisim Hizmet AS
     ADR##                                12,000         200,040
  Turkiye Garanti Bankasi AS             182,074         677,108
  Turkiye Is Bankasi                     111,653         930,094
  Yapi ve Kredi Bankasi*                  89,000         469,989
                                                   -------------
                                                       3,944,703
                                                   -------------
United Kingdom - 11.8%
  ARM Holdings PLC                       110,000         254,661
  AstraZeneca PLC                         98,051       4,935,371
  Aviva PLC                              376,563       5,230,677
  BAE Systems PLC                        158,400       1,157,927
  BG Group PLC                         1,540,489      19,257,115
  BHP Billiton PLC                        41,863         764,789
  BOC Group PLC                          151,587       4,074,310
  Boots Group PLC                        266,735       3,334,361
  BP PLC                               1,025,001      11,771,385
  Brambles Industries PLC                594,564       4,449,649
  Cadbury Schweppes PLC                   50,083         497,724
  Capita Group PLC                       185,880       1,483,952

                                        Shares         Value
                                     -----------   -------------
  Carnival PLC                            73,651   $   3,621,320
  Cattles PLC                            237,000       1,516,327
  Centrica PLC                           409,500       2,002,784
  Compass Group PLC                      149,101         591,280
  GKN PLC                                479,201       2,768,287
  GlaxoSmithKline PLC                    365,437       9,555,443
  HBOS PLC                               608,474      10,159,381
  HSBC Holdings PLC##                     65,300       1,094,819
  Johnston Press PLC                      42,300         357,357
  Kingfisher PLC                       1,457,293       6,063,930
  Lloyds TSB Group PLC                   685,281       6,554,323
  Misys PLC                              564,300       2,201,041
  Northern Rock PLC                       31,400         645,927
  Pearson PLC                             45,600         632,222
  Prudential PLC                         213,000       2,470,203
  Reckitt Benckiser PLC                  150,720       5,305,327
  Reed Elsevier PLC                      218,400       2,094,563
  Rio Tinto PLC                          188,736       9,581,572
  Rolls-Royce Group PLC                        -               -
  Royal Bank of Scotland Group
     PLC                                 434,928      14,153,276
  Scottish & Southern Energy
     PLC                                  51,000       1,003,040
  Standard Chartered PLC                  84,200       2,094,869
  Tesco PLC                               81,300         466,129
  Travis Perkins PLC                      56,100       1,626,751
  Unilever PLC                           801,376       8,200,748
  Vodafone Group PLC                   4,964,350      10,393,247
  Wm Morrison Supermarkets
     PLC                                 980,000       3,235,054
  Wolseley PLC                            30,000         737,008
  Yell Group PLC                          65,700         621,534
                                                   -------------
                                                     166,959,683
                                                   -------------
TOTAL FOREIGN COMMON STOCKS
  (Cost $923,889,347)
                                                   1,358,365,935
                                                   -------------
FOREIGN PREFERRED STOCKS - 0.6%
Brazil - 0.2%
  Caemi Mineracao e Metalurgica
     SA                                  144,200         255,215
  Centrais Eletricas Brasileiras
     SA Class B                       50,067,800       1,106,165
  Companhia de Tecidos do Norte
     de Minas - Coteminas              2,595,260         260,246
  Investimentos Itau SA                  384,066       1,641,687
                                                   -------------
                                                       3,263,313
                                                   -------------
France - 0.0%
  Suez SA STRIP*                          27,836             338
                                                   -------------
Germany - 0.2%
  Henkel KGaA                             23,800       2,782,406
                                                   -------------
South Korea - 0.2%
  Samsung Electronics Co., Ltd.            3,713       1,901,212
                                                   -------------
TOTAL FOREIGN PREFERRED STOCKS
  (Cost $5,062,985)
                                                       7,947,269
                                                   -------------

MONEY MARKET FUNDS - 16.1%
  GuideStone Funds Money
     Market Fund (GS4 Class)**        43,860,064      43,860,064
  Northern Institutional Liquid
     Assets Portfolio(section)       184,274,362     184,274,362
                                                   -------------
TOTAL MONEY MARKET FUNDS
  (Cost $228,134,426)                                228,134,426
                                                   -------------

                       See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

                                     Number of
                                     Contracts        Value
                                     ----------   --------------
PURCHASED OPTION - 0.0%
Put Option - 0.0%
  1-Year Euro, Strike Price $1.19,
     Expires 07/05/06
     (Cost $933,648)                 29,360,000         $217,264
                                                  --------------

Total Investments -  112.3%
  (Cost $1,158,020,406)                            1,594,664,894
Liabilities in Excess of Other
  Assets - (12.3)%                                  (174,291,891)
                                                  --------------
Net Assets - 100.0%                               $1,420,373,003
                                                  ==============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS - ABBREVIATIONS AND FOOTNOTES  INVESTMENT
ABBREVIATIONS:

ADR     -   American Depository Receipt
CONV    -   Convertible
GDR     -   Global Depository Receipt
IO      -   Interest Only (Principal amount shown is notional)
PIK     -   Payment-in-Kind Bonds
PO      -   Principal Only
REIT    -   Real Estate Investment Trust
STEP    -   Stepped Coupon Bonds (1)
STRIP   -   Stripped Security
TBA     -   To be announced.
144A    -   Security was purchased pursuant to Rule 144A
            under the Securities Act of 1933 and may not be
            resold subject to that rule except to qualified
            institutional buyers.

 INVESTMENT FOOTNOTES:

++++        -   All or a portion of the security was held as collateral
                for open futures, options and/or swap contracts.
@           -   Illiquid.
*           -   Non-income producing security.
#           -   Security in default.
+           -   Security is valued at fair value.
(section)   -   Security purchased with the cash proceeds from
                securities loaned.
++          -   Variable rate security (1).
-           -   Interest rates shown reflect the effective yields
                as of March 31, 2006.
**          -   Affiliated fund.
##          -   Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:

 (A)   -   Par is denominated in Australian Dollars.
 (B)   -   Par is denominated in Brazilian Reals.
 (C)   -   Par is denominated in Canadian Dollars.
 (E)   -   Par is denominated in Euros.
 (G)   -   Par is denominated in Singapore Dollars.
 (J)   -   Par is denominated in Japanese Yen.
 (K)   -   Par is denominated in Swedish Kronas.
 (M)   -   Par is denominated in Mexican Pesos.
 (R)   -   Par is denominated in Argentinian Pesos.
 (T)   -   Par is denominated in Thailand Bahts.
 (U)   -   Par is denominated in British Pounds.
 (W)   -   Par is denominated in South Korean Won.
 (Z)   -   Par is denominated in New Zealand Dollars.

 SWAP AGREEMENT FOOTNOTES:

 (a)   -   Counterparty to contract is Goldman Sachs Capital
           Markets, LP.
 (b)   -   Counterparty to contract is UBS AG.
 (c)   -   Counterparty to contract is Morgan Stanley Capital
           Services.
 (d)   -   Counterparty to contract is Barclays Capital.
 (e)   -   Counterparty to contract is Lehman Brothers
           Special Financing, Inc.
 (f)   -   Counterparty to contract is Citibank NA London.
 (g)   -   Counterparty to contract is JPMorgan Chase Bank.
 (h)   -   Counterparty to contract is Merrill Lynch Capital
           Services, Inc.
 (i)   -   Counterparty to contract is Credit HSBC Bank
           USA, N.A.
 (j)   -   Counterparty to contract is BNP Paribas.

(1) Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

NOTE 1: VALUATION OF SECURITIES

GuideStone Funds (each a "Fund" and together, the "Funds") (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a "confidence interval" is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of March 31, 2006 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                           Market Value of     Open Purchase     Notional Market   Net Unrealized Gain
                                              Collateral     (Sale) Contracts   Value on Futures    (Loss) on Futures
                                           ---------------   ----------------   ----------------   -------------------
Flexible Income Fund
 June 2006 S&P 500(Reg. TM)                     $  134,924                  3       $    977,475           $     5,808
                                                                                                           ===========
Growth & Income Fund
 June 2006 S&P 500(Reg. TM)                        804,548                 29          9,448,925           $    71,203
                                                                                                           ===========
Capital Opportunities Fund
 June 2006 S&P 500(Reg. TM)                        909,489                 38         12,381,350           $    85,041
                                                                                                           ===========
Global Equity Fund
 June 2006 S&P 500(Reg. TM)                      1,294,273                 37         12,055,525           $   120,309
                                                                                                           ===========
Flexible Income Fund I
 June 2006 S&P 500(Reg. TM) E-Mini                  19,989                  3            195,495           $       774
                                                                                                           ===========
Growth & Income Fund I
 June 2006 S&P 500(Reg. TM) E-Mini                 129,927                 24          1,563,960           $    13,081
                                                                                                           ===========
Capital Opportunities Fund I
 June 2006 S&P 500(Reg. TM) E-Mini                 129,927                 23          1,498,795           $     9,532
                                                                                                           ===========
Global Equity Fund I
 June 2006 S&P 500(Reg. TM) E-Mini                 139,922                 32          2,085,280           $    18,967
                                                                                                           ===========
Low-Duration Bond Fund
 June 2006 2-Year U.S. Treasury Note             1,304,393                956        194,889,562           $  (329,771)
 June 2006 5-Year U.S. Treasury Note                97,973                (17)        19,529,812                37,084
 June 2006 10-Year U.S. Treasury Note               52,574                (48)         5,106,750                56,170
 June 2006 30-Year U.S. Treasury Note               14,104                (43)         4,693,718               144,117
 June 2006 Euro-Bobl                                99,990               (112)        14,939,577               109,038
 June 2006 Euro Bund                                   853                  2            283,987                (3,369)
 September 2006 90-Day Euro                        305,310                429        101,603,288              (544,313)
 December 2006 90-Day Euro                         730,130                947        227,624,863               (66,222)
 March 2007 90-Day Euro                             98,274                138         32,704,275               (38,212)
 September 2007 90-Day Euro                         35,631                 50         11,857,500               (16,875)
 December 2008 90-Day Euro                         311,880                438        103,789,575              (358,425)
                                                                                                           -----------
                                                                                                           $(1,010,778)
                                                                                                           ===========

                                           Market Value of     Open Purchase     Notional Market   Net Unrealized Gain
                                             Collateral      (Sale) Contracts   Value on Futures    (Loss) on Futures
                                           ---------------   ----------------   ----------------   -------------------
Medium-Duration Bond Fund
 June 2006 2-Year U.S. Treasury Note            $   81,295                124       $ 25,278,562             $ (38,594)
 June 2006 5-Year U.S. Treasury Note               193,697                456         48,667,875              (248,951)
 June 2006 10-Year U.S. Treasury Note               99,553                271         29,470,203              (189,386)
 June 2006 U.S. Long Treasury Bond                  37,772               (101)        11,024,781               315,755
 June 2006 Euro Bund                                54,937               (112)        15,903,245               196,806
 September 2006 90-Day Euro                        398,868                459        108,708,413              (503,598)
 December 2006 90-Day Euro                         608,082                572        135,485,350              (272,785)
 March 2007 90-Day Euro                             97,730                117         27,727,538               (34,780)
 September 2007 90-Day Euro                         54,795                 55         13,043,250               (19,550)
 December 2007 90-Day Euro                          11,469                 14          3,320,100                (1,750)
                                                                                                             ---------
                                                                                                             $(796,833)
                                                                                                             =========
Equity Index Fund
 June 2006 S&P 500(Reg. TM)                        619,652                 25          8,145,625             $  83,271
                                                                                                             =========
Value Equity Fund
 June 2006 Russell 1000(Reg. TM)                   205,928                  5          1,778,125             $  28,845
 June 2006 S&P 500(Reg. TM)                      4,641,350                123         40,076,475               335,761
                                                                                                             ---------
                                                                                                             $ 364,606
                                                                                                             =========
Growth Equity Fund
 June 2006 S&P 500(Reg. TM)                      4,197,643                169         55,064,425             $ 220,371
                                                                                                             =========
Small Cap Equity Fund
 June 2006 Russell 2000(Reg. TM)                   819,490                 29         11,191,100             $ 544,116
 June 2006 S&P 500(Reg. TM)                        739,634                 31         10,100,575                71,117
                                                                                                             ---------
                                                                                                             $ 615,233
                                                                                                             =========

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2006, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:


                                                                                                             Net Unrealized
                          Currency to be     Amount of Currency      Currency to be     Amount of Currency    Appreciation
Fund/Expiration Date        Delivered          to be Delivered          Received          to be Received     (Depreciation)
--------------------   -------------------   ------------------   -------------------   ------------------   --------------
Low-Duration Bond
 Fund
 04/06/06              Euros                          3,589,076   US Dollars                     4,334,749         $(16,263)
 04/12/06              New Zealand Dollars            2,185,401   US Dollars                     1,484,980          140,822
 04/12/06              US Dollars                       590,670   New Zealand Dollars              865,450          (58,364)
 04/20/06              US Dollars                     5,570,361   Japanese Yen                 649,855,000          (32,557)
 04/25/06              US Dollars                       337,654   Euros                            279,000              962
 05/03/06              US Dollars                       329,853   British Pounds                   188,000           (3,115)
 05/15/06              US Dollars                       279,762   Japanese Yen                  32,634,000             (717)
 06/30/06              Euros                         45,541,000   US Dollars                    55,527,315           29,631
 03/16/07              US Dollars                     1,700,000   Chinese Yuan                  13,128,000           (4,856)
                                                                                                                   --------
                                                                                                                   $ 55,543
                                                                                                                   ========

                                                                                                             Net Unrealized
                          Currency to be     Amount of Currency      Currency to be     Amount of Currency    Appreciation
Fund/Expiration Date        Delivered          to be Delivered          Received          to be Received     (Depreciation)
--------------------   -------------------   ------------------   -------------------   ------------------   --------------
Medium-Duration
 Bond Fund
 04/12/06              US Dollars                     2,283,188   Mexican Pesos                 24,458,647        $ (37,592)
 04/12/06              Mexican Pesos                 63,260,404   US Dollars                     5,936,042          127,982
 04/20/06              US Dollars                     1,256,405   Japanese Yen                 146,576,000           (7,343)
 04/25/06              US Dollars                     5,366,083   Euros                          4,398,000          (28,332)
 04/25/06              Euros                         12,453,000   US Dollars                    15,051,031          (62,888)
 04/27/06              Euros                            727,805   US Dollars                       879,011           (4,415)
 04/28/06              Euros                         36,143,000   US Dollars                    44,529,263          655,430
 05/03/06              Canadian Dollars                 640,000   US Dollars                       549,033              504
 05/10/06              Australian Dollars             2,406,065   US Dollars                     1,758,833           37,552
 05/10/06              Canadian Dollars               2,362,022   US Dollars                     2,053,932           29,101
 05/10/06              US Dollars                     1,024,671   Canadian Dollars               1,175,204          (17,234)
 05/15/06              US Dollars                     7,008,623   Japanese Yen                 817,551,000          (17,970)
 03/16/07              US Dollars                     1,800,000   Chinese Yuan                  13,900,000           (5,172)
                                                                                                                  ---------
                                                                                                                  $ 669,623
                                                                                                                  =========
International Equity
 04/07/06              Euros                          1,035,909   US Dollars                     1,252,000          $(3,901)
 04/07/06              US Dollars                     1,255,901   Euros                          1,035,909            8,832
 04/12/06              Swiss Francs                     602,443   British Pounds                   269,128            4,953
 04/24/06              Canadian Dollars               2,383,913   British Pounds                 1,162,431          (22,610)
 04/28/06              British Pounds                 8,585,500   US Dollars                    15,350,788          430,401
 06/14/06              Swiss Francs                   1,486,916   British Pounds                   663,861            4,735
 06/26/06              Swiss Francs                   1,594,514   British Pounds                   707,635           (3,599)
                                                                                                                  ---------
                                                                                                                  $ 418,811
                                                                                                                  =========

NOTE 4: FEDERAL INCOME TAX INFORMATION

At March 31, 2006, the aggregate cost of investment securities for federal income tax purposes excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                          Net Unrealized
                           Appreciation     Appreciated    Depreciated
                          (Depreciation)    Securities     Securities    Federal Tax Cost
Fund                      --------------   ------------   ------------   ----------------
Flexible Income             $ 46,759,645   $ 48,738,496   $ (1,978,851)    $  260,628,468
Growth & Income              234,949,990    244,594,007     (9,644,017)     1,096,640,342
Capital Opportunities        239,783,741    244,681,602     (4,897,861)       858,798,045
Global Equity                265,369,945    265,918,143       (548,198)       746,993,969
Flexible Income I               (292,520)     2,075,683     (2,368,203)        55,570,334
Growth & Income I              8,737,101     18,125,080     (9,387,979)       234,717,846
Capital Opportunities I       16,476,547     19,779,258     (3,302,711)       151,026,758
Global Equity I               15,510,566     15,725,193       (214,627)       118,180,953
Low-Duration Bond             (9,889,506)       963,599    (10,853,105)     1,011,344,899
Medium-Duration Bond          (9,491,172)     8,910,413    (18,401,585)     1,510,748,062
Extended-Duration Bond         3,286,065     17,560,703    (14,274,638)       565,163,019
Equity Index                  95,859,108    143,980,628    (48,121,520)       436,211,892
Value Equity                 249,252,522    309,171,572    (59,919,050)     1,411,988,587
Growth Equity                313,351,878    348,863,453    (35,511,575)     1,359,901,801
Small Cap Equity             105,704,337    120,392,938    (14,688,601)       748,175,694
International Equity         419,066,943    440,250,802    (21,183,859)     1,175,597,951

Item 2. Controls and Procedures.

    (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              GuideStone Funds

By (Signature and Title)* /s/ John R. Jones
                          -----------------------------
                          John R. Jones, President
                          (principal executive officer)

Date May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John R. Jones
                          -----------------------------
                          John R. Jones, President
                          (principal executive officer)

Date May 15, 2006


By (Signature and Title)* /s/ Jeffrey P. Billinger
                          --------------------------------------------------
                          Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date May 12, 2006

* Print the name and title of each signing officer under his or her signature.